Atlas Funds Semi-
Annual Report

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Atlas Funds

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AT-400 (AS54M82) RE2127-02

Atlas Funds are distributed by Atlas Securities, Inc. (dba Atlas Funds Distributors, Inc. in Arizona). This material should be preceded or accompanied by a current Atlas Funds prospectus.

From the office of Marion O. Sandler
Chairman of the Board and Chief Executive Officer

Dear Valued Shareholder:

While the first half of 2002 ushered in hope for improvement in the economy and financial markets, ongoing geopolitical unrest worked to keep a robust economic comeback at bay. At the same time, rising concerns about the corporate governance and integrity of several large companies had a dampening effect on investor confidence. The result of this set of circumstances was a very challenging six months for investors. All in all, investors experienced the worst first-half performance in the stock market in three decades.

Atlas funds: Reflecting the markets.

Like the majority of U.S. equity funds, Atlas equity funds were not immune to difficult market conditions. Investors should know that 93% of all U.S. equity mutual funds declined during the second quarter. In fact, the only categories to register gains were the precious metals and real estate sectors.1

In the fixed income arena, investor demand for high quality fixed-income securities remained strong and the bond markets maintained a market leadership role through June. Mirroring the market in general, Atlas bond funds were also the best performing asset class in the Atlas Fund family for the same period.

Moving ahead by looking back: Strategies for investors.

Moving ahead, there is hope that both the economy and the investment markets will gradually rebound. Most market experts agree that it is a matter of time: Time to sort out economic uncertainties, time to reestablish confidence in corporate America and time for investors to feel reassured that there are better days ahead. Still, most investors are left wondering what to do now.

In investing, it is common to review the past for clues about what might happen in the future. But the only certain conclusion is that the past cannot guarantee future investment performance. So the most important thing for investors to do is to build a portfolio that has the potential to weather both up and down markets.

Fortunately, there are three time-tested investment strategies that have proven to help investors during uncertain times. First, review and update your portfolio periodically in light of your goals, risk tolerance and current market conditions. Second, consider strategies like dollar cost averaging to help smooth the effects of market fluctuations. And, finally, keep your portfolio broadly diversified among an appropriate mix of stocks, bonds and stable value investments. Although diversification does not eliminate the risk of potential loss, a diversified portfolio is now, as always, a good idea.

1Mutual Fund Market News, July 26, 2002

The investments you want from the people you trust.

It is a perfect time to meet with your Atlas Representative. He or she can help you create and maintain a portfolio that fits your needs – and the times. With Atlas Funds, there are no sales charges and you’ll enjoy the kind of personal attention and professional service that most other no load funds simply do not provide. For more complete information on charges and expenses that apply to an ongoing investment, ask your Representative for a prospectus, and read it carefully before you invest.

As a sister company of World Savings and a member of the $60 billion-strong Golden West Financial Corporation, Atlas is dedicated to giving you the quality products and service you’ve come to expect from World. Just call us at 1-800-933-ATLAS (1-800-933-2852) to schedule an appointment or visit us online at www.atlasfunds.com at your convenience. We appreciate the trust you’ve placed in Atlas. We look forward to serving you now and in the future.

Sincerely,

Marion O. Sandler
Chairman of the Board and Chief Executive Officer

January 1, 2002 — June 30, 2002: First-Half Review

The economy: Sending mixed messages.

The year began with hints of an improving economy and glimmers of hope for the stock market. But after a strong Gross Domestic Product1 (GDP) growth rate of 5% in the first quarter, advance estimates for the second quarter GDP were revised downward to 1.1%.2 This change was primarily due to reports of weak corporate earnings — the real fuel for growth — and continued concerns about high unemployment rates.

Nevertheless, by the end of June, early indicators (economic factors that tend to precede an economic rebound) seemed to point toward potential for improvement. For example, the productivity rate (a measure of labor efficiency) had been consistently rising for several quarters because companies were rebuilding inventories. Historically, a sustained upward trend in productivity has helped to boost profits. It can also spur faster wage growth and lower unemployment rates over the longer term.

Low inflation and interest rates have also helped to keep consumers spending. Inflation, as measured by the Consumer Price Index, hovered between 1-2% during the first half of the year. Interest rates also stayed near 40-year lows, keeping credit and borrowing affordable for consumers. In line with this, sales of existing homes grew at the fourth highest annualized pace on record (through May).

Finally, some economists believe the low interest rate environment may continue until the Federal Reserve is persuaded that the fledgling economic expansion is sustainable. Just like consumers, corporations tend to borrow and spend more when interest rates are low, offering more support for economic growth.

The stock market: Waiting for signs of improvement.

As indicated by major market indexes, the first half of 2002 was a challenge for stock market investors. The Dow Jones Industrial Average (the Dow), with its many manufacturing stocks, suffered less than most indexes, falling 6.91% during the first half.3 On the other end of the spectrum, the NASDAQ Composite Index’s (the NASDAQ) distressed technology stocks led the way to a first-half return of -24.84% while the Standard & Poor 500 Index (S&P 500) was off by -13.15%.3

The bond market: A continued flight to quality.

Consistent with recent history, the best news this year has been in the bond market. The factors that kept the stock market and economy from moving ahead also worked to sustain investor interest in high quality bonds. Continued low interest rates have also bolstered bonds. High quality fixed-income securities — especially investment grade corporate and government-guaranteed bonds — maintained a market leadership role during the first half of the year.

[1]	Gross Domestic Product (GDP) is a commonly used indicator or measure of economic health.

[2]	U.S. Department of Commerce, Bureau of Economic Analysis, July 31, 2002

[3]	With dividends reinvested

Atlas Mutual Funds Performance Review

The following sections review portfolio strategies and performance for the Atlas Funds for the six months ending June 30, 2002. Of course, past performance is no guarantee of future results. Indexes used for comparison purposes are representative of the markets in which each fund invests, but may differ materially from a fund’s portfolio. Indexes are unmanaged, do not include management expenses and cannot be invested in directly.

Atlas U.S. Government and Mortgage Securities Fund

The U.S. Government and Mortgage Securities Fund enjoyed solid first-half performance and continued to benefit from strong demand for fixed income investments. During the first half of 2002, the fund posted a total return of 4.29%, placing it among the top third of its Lipper U.S. Mortgage Fund category peer group.4

The fund has continued to produce competitive yields for investors, and on June 30, 2002, the 30-day yield was 5.23%. Going forward, the fund will maintain its core strategy of seeking high current income with minimal credit risk by investing primarily in long-term mortgage-backed securities with the highest quality rating available (AAA).

Atlas Municipal Bond Funds

The National Municipal Bond Fund produced a total return of 3.93% for the first half of the year. The fund maintained its 4-star overall rating from Morningstar, placing it in the top 22.5% of funds in its category for risk-adjusted return.5 The fund seeks high current income that is exempt from federal income tax,6 and as of June 30, 2002, the 30-day yield was 3.61% for a taxable equivalent yield of 5.88%.7

The California Municipal Bond Fund returned 3.06% for the first half of 2002. Dividends from the fund are free from both federal and state income taxes. 6 As of June 30, the fund’s 30-day yield was 3.66% with a taxable equivalent yield of 6.57%.7

In light of current conditions, the Alas Municipal Bond Funds will remain defensively positioned with a majority of assets in bonds rated AA or AAA for their high credit quality.

[4]
Based on total return, Lipper Analytical Services, Inc. ranked the fund #23 out of 70 U.S. Mortgage Funds for the six months ended 6/30/02. For the 1-, 5- and 10-year periods, the fund was ranked #28 of 68 funds, #34 of 53 funds and #13 of 21 funds respectively.

[5]
For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a proprietary risk-adjusted return measure that accounts for variation in a fund’s monthly performance. The top 22.5% of funds in each category receive 4 stars. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures for 3, 5, and 10 years (if applicable). The National Municipal Bond Fund was rated against 305, 256 and 110 U.S.-domiciled Municipal National Long funds for the last 3, 5 and 10 years, respectively, and it received a Morningstar rating of 4 stars, 4 stars and 3 stars. © 2001 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Morningstar is not responsible for any damages or losses arising from any use of this information and has not granted its consent to be considered or deemed an “expert” under the Securities Act of 1933.

[6]	Alternative minimum tax may apply for some investors.

[7]	Maximum taxable equivalent yields assume a 38.60% federal income tax bracket for the National fund and 44.31% for the California fund.

January 1, 2002 — June 30, 2002: First-Half Review

Atlas Strategic Income Fund

The Strategic Income Fund seeks high current income for investors and diversifies its assets among U.S Government securities, foreign debt instruments and high-yield U.S. corporate bonds. For the first half of 2002, the fund produced a total return of 1.21% — slightly below the 1.27% return for the average fund in its Lipper peer group. However, for the past five years, the fund has continued to post returns that rank it among the top 32-34% of funds in the Lipper Multi-Sector Income Fund category.8 Finally, at the end of June, the fund had a competitive 30-day yield of 7.64%.

During the reporting period, both the domestic high yield bond market and the foreign debt markets were adversely affected by weak economies in the U.S. and abroad. In seeking to limit portfolio risk, the fund’s manager maintained a focus on higher credit quality during the half. To do this, the fund’s exposure to high yield and emerging market issues was reduced, while its position in higher quality, domestic mortgage-backed securities was increased.

According to the fund manager, executing this shift in early April enabled the fund to avoid some of the price declines that affected emerging markets during the first half. Additionally, a concentration on developed markets helped to generate strong currency gains. Going forward, the manager expects to maintain relatively defensive positioning until there are signs that markets have calmed in the U.S. and abroad.

Atlas Balanced Fund

The Balanced Fund seeks long-term growth, current income and capital preservation through investing in a diversified portfolio of stocks, government bonds and investment grade corporate bonds. In line with its core strategy, the fund maintained a 41% weighting in bonds and a slightly increased position in stocks (59% versus 54% of the portfolio at yearend) during the first half of the year. Even with its position in bonds, the fund’s performance was more akin to that of the general stock market. This is evident when comparing the fund’s -13.11% return to the S&P 500’s -13.15% return for the same period.

In part, the fund’s underperformance was due to stock selection. Similar to what occurred in the general stock market, the fund’s positions in the telecom, industrial and information technology sectors proved to have a negative impact during the period. The fund’s most positive performance came from stocks in the energy sector and its bond holdings — also representative of the markets at large.

Going forward, the fund’s fixed income holdings may help soften the effects of lingering market volatility. At the same time, its equity performance may have an opportunity to improve with an anticipated upswing in the economy.

[8]
Based on total return, Lipper Analytical Services, Inc. ranked the fund #63 of 128 funds (top 50%) in the Multi-Sector Income Fund category for the six months ended 6/30/02. For the 1-, 3- and 5-year periods, the fund was ranked #39 of 122 funds (top 32%), #38 of 113 funds (top 34%) and #24 of 76 funds (top 32%) respectively.

Atlas Emerging Growth Fund

The Emerging Growth Fund, which seeks relatively high growth by investing in small and emerging companies, had a return of -27.75% during the first half of the year. While the fund employs an aggressive growth strategy that has historically offered potential for higher than average returns, it also assumes a higher degree of risk to accomplish its goals. This aggressive stance led to the fund’s underperformance relative to the Lipper Small Cap Growth category, where the average fund was off -16.21% for the period.

Along with the issues affecting the markets at large, the fund was impacted by a weaker U.S. dollar. This prompted investors to favor large multinational companies over small U.S. companies where the fundamental outlook remained cloudy. Moving ahead, though, the fund’s manager believes that the fund should benefit from an improving U.S. economy, historically low interest rates, attractive valuations and the historically superior earnings growth rates of small company stocks.

Atlas Fund of Funds

Since its May 1, 2002 inception, the Fund of Funds has pursued its investment objectives of seeking long-term growth with current income and capital preservation. The fund seeks to achieve its objectives by investing exclusively in other Atlas mutual funds. Under most circumstances the fund will maintain a target portfolio allocation that includes 60% stocks, 30% bonds and 10% cash. However, fund managers may adjust the mix based on their outlook for the financial markets.

With its built-in diversification, the fund offers the potential for lower volatility than an all-stock investment while maintaining the opportunity for long-term principal growth. As of June 30, the Fund of Funds’ -5.40% return was ahead of the S&P’s -7.80% results for the same period — demonstrating that the fund’s investment strategy was effective.

At the end of June, the fund was broadly diversified among eight Atlas funds and its assets were distributed as follows: 62% stocks, 34% bonds and 4% cash. The fund’s largest positions were in the Strategic Income, Global Growth, Value and U.S. Government and Mortgage Securities funds.

January 1, 2002 — June 30, 2002: First-Half Review

Atlas Global Growth Fund

On a long-term basis, the fund’s performance remains outstanding. The Global Growth Fund earned a #1 Lipper ranking out of 136 global funds for the 5-year period ended 6/30/02.9 The fund has also maintained its overall 5-star rating from Morningstar, placing it in the top 10% of 241 world stock funds. It has received this prestigious award continuously every month since it first became eligible for a rating in April 1999.10

Affected by general malaise in markets around the world, the fund’s first half return was -7.63%. While absolute returns were negative for the half, the fund outperformed its benchmark index, the MSCI World Index (at -8.82%), and more than half of the funds in its Lipper Global Fund peer group.

The fund invests in stocks of growth-oriented companies in the U.S. and abroad, focusing on businesses that stand to benefit from one or more key themes, representative of worldwide trends. Since short-term economic and market difficulties should not impact the long-term viability of the fund’s investment strategy, fund managers plan to maintain the same thematic approach that has led to its outstanding long-term performance.

Atlas Growth & Income Fund

The Growth & Income Fund seeks long-term growth by investing primarily in a mix of growth and value-oriented stocks that trade at attractive prices. For the first half of 2002, the fund maintained relatively strong performance — outpacing 84% of the funds in its Lipper Large Cap Core Funds peer group11 and its benchmark index, the S&P 500. For the 5-year period ended June 30, the fund outpaced 95% of the funds in its peer group and maintained its overall 4-star rating from Morningstar.10 But in spite of excellent long-term performance, challenging first-half market conditions led the fund to an absolute return of -10.72% for the 6-month period.

[9]
Based on total return, Lipper Analytical Services, Inc. ranked the fund #1 out of 136 in the Global Fund category for the six months ended 6/30/02. For the 3- and 1-year periods ended 6/30/02, the fund was ranked #10 of 211 funds (top 5%) and #84 of 317 funds (top 27%) respectively.

[10]
For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a proprietary risk-adjusted return measure that accounts for variation in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars. The top 22.5% of funds in each category receive 4 stars. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures for 3-, 5-, and 10-years (if applicable). The Global Growth Fund was rated against 241 and 164 U.S.-domiciled World Stock funds for the last 3 and 5 years, respectively, and it received a Morningstar Rating of 4 stars and 5 stars. The Growth and Income Fund was rated against 927, 573 and 179 U.S.-domiciled Large Blend Funds for the last 3, 5, and 10 years, respectively, and it received a Morningstar Rating of 4 stars, 4 stars, and 4 stars. © 2001 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Morningstar is not responsible for any damages or losses arising from any use of this information and has not granted its consent to be considered or deemed an “expert” under the Securities Act of 1933.

[11]
Based on total return, Lipper Analytical Services, Inc. ranked the fund #133 out of 873 funds in the Large Cap Core Fund category for the six months ended 6/30/02 (top 16%). For the 1-, 5- and 10-year periods ended 6/30/02, the fund was ranked #125 of 830 funds (top 16%) and #18 of 379 funds (top 5%), and #27 of 120 (top 23%) funds respectively.

During the half, the Fund’s ability to diversify among both growth and value stocks proved beneficial as underperformance in growth stocks was somewhat bolstered by better performance in the value sector. Looking ahead, the fund’s blended approach should continue to help it weather diverse market conditions in a gradually improving economic environment.

Atlas S&P 500 Index Fund

The S&P 500 Index Fund declined -13.38% for the six months ended June 30, 2002, in line with the S&P 500 Index’s -13.15% return for the same period. The fund, which attempts to track the S&P 500 as closely as possible, enables investors to own a stock portfolio comprised of 500 of the largest U.S. companies.12

Given prevailing market conditions, most of the industry sectors within the S&P 500 posted negative returns for the first half. The market decline was most evident in the telecommunications and information technology sectors, which declined 35.27% and 31.46%, respectively. On the positive side, the best performing group was the materials sector, which gained 8.66%. Consumer staples and energy stocks also had positive returns of 5.68% and 4.23%, respectively, due to their resistance to weak economic conditions.

Atlas Strategic Growth Fund

For the first six months of 2002, the Strategic Growth Fund experienced a disappointing return of -19.79%, underperforming both its Lipper Large Cap Growth Fund peer group (-17.96%) and the S&P 500 index (-13.15%) on a year-to-date basis. While the fund maintained its “growth at a reasonable price” approach during the period, managers had taken a more aggressive stance with portfolio holdings early in the year. This was in response to first quarter predictions of a robust economic recovery. The shift proved to be too soon, though, as the economic recovery was modest at best. However, with further improvement in the economy anticipated during the second half of the year, the portfolio is positioned to take advantage of gradually improving market conditions.

Atlas Value Fund

Despite dropping -6.40% since its May 1 inception, the Value Fund outpaced its benchmark, the S&P 500 Index, which declined -7.80% over the same period. During that time, the portfolio manager maintained an underweighting in technology stocks (relative to the portion of technology stocks in the S&P 500). This decision proved favorable since earnings prospects continued to deteriorate throughout the technology sector during the period. The fund also maintained a beneficial overweighting

[12]
The S&P 500 Index Fund invests all of its assets in a separate fund, the Master Portfolio, which has the same investment objective. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Atlas Assets, Inc. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, which makes no representation regarding the advisability of investing in the fund.

January 1, 2002 — June 30, 2002: First-Half Review

in defensive stocks — those that are less affected by a weak economy — including stocks from the consumer staples and utilities sectors.

Going forward, the portfolio manager will continue to focus on stocks from companies that seem undervalued relative to their potential. Of particular interest are companies that offer attractive dividend yields, solid underlying business fundamentals and excellent prospects for future growth.

Atlas Money Funds

Atlas money funds continued to provide investors with competitive returns, after-tax advantages and stability of principal. Although money funds are not FDIC-insured or government guaranteed and it is possible to lose money on an investment, they are managed to maintain a stable $1 share price.

The U.S. Treasury Money Fund produced a total return of 0.50% during the first half of the year by investing exclusively in top quality U.S. Treasury obligations that are backed by the full faith and credit of the U.S. Government. Income generated by the fund is 100% exempt from state and local taxes. On June 30, 2002, the fund’s 7-day yield was 1.00%.

Since its March 4, 2002 inception, the Money Market Fund provided a total return of 0.60%, with a 7-day yield of 1.82% as of June 30. The California Municipal Money Fund realized a double tax-free return of .43% for the six-month period. On June 30, its 7-day yield was 0.87% with a maximum taxable equivalent yield of 1.58%.13

The Atlas money funds purchase only the highest quality short-term securities consistent with their relative investment objectives. Some include securities that are backed by letters of credit, pre-refunding, or private insurance. Finally, on May 15, 2002 we liquidated the National Municipal Money Fund.

[13]	Maximum taxable equivalent yield assumes a 44.31% tax bracket (including federal and California state taxes). Alternative minimum tax may apply for some investors.

Atlas Stock and Bond Fund Total Returns	for periods ended June 30, 2002

	Class A Shares

	1 Year %	5 Years %	10 Years %	Since Inception %		Inception Date

Stock Funds

Balanced	(15.83)	(2.03)	—	4.01		9/30/93

Emerging Growth	(31.26)	(3.10)		1.19		4/30/97

Fund of Funds	—	—	—	(5.40	)*	5/1/02

Global Growth	(11.23)	9.99		12.82		4/30/96

Growth and Income	(14.90)	6.41	11.08	12.15		12/5/90

S&P 500 Index	(18.42)	3.16	—	10.71		7/2/93

Strategic Growth	(27.54)	(2.57)	—	5.98		9/30/93

Value Funds	—	—	—	(6.40	)*	5/1/02

Bond Funds

California Municipal Bond	5.60	5.10	5.70	6.64		1/24/90

National Municipal Bond	6.09	5.16	5.83	6.77		1/24/90

Strategic Income	4.58	3.76	—	5.21		5/20/96

U.S. Government and Mortgage Securities	8.55	6.54	6.37	7.49		1/19/90

The S&P 500 Index Fund invests all of its assets in a separate mutual fund, the Master Portfolio, which has the same investment objective. Performance shown for the S&P 500 Index Fund for periods prior to August 16, 2000 (commencement of operations), reflects that of the Master Portfolio, adjusted for current fund net operating expense.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Atlas Assets, Inc. the fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability or investing in the fund.

* Total return is aggregate since inception.

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Balanced Fund

	shares or face amount	value (note 1)
Common Stocks - 59.08%
Aerospace & Defense - 1.96%
Honeywell International, Inc.	8,000	$281,840
United Technologies Corp.	4,500	305,550
Air Freight & Couriers - .36%
FedEx Corp.	2,000	106,800
Apparel Retail - .71%
Gap, Inc. (The)	15,000	213,000
Application Software - 1.82%
Electronic Arts, Inc. (b)	6,000	396,300
Peoplesoft, Inc. (b)	10,000	148,800
Auto Parts & Equipment - .83%
Gentex Corp. (b)	9,000	247,230
Banks - 1.79%
Bank of America Corp.	3,000	211,080
FleetBoston Financial Corp.	10,000	323,500
Biotechnology - 3.07%
Amgen, Inc. (b)	9,000	376,920
IDEC Pharmaceuticals Corp. (b)	9,000	319,050
Sicor, Inc. (b)	12,000	222,480
Broadcasting & Cable TV - 2.81%
Clear Channel Communications, Inc. (b)	6,000	192,120
Comcast Corp., Cl. A Special (b)	9,000	214,560
EchoStar Communications Corp., Cl. A (b)	15,000	278,400
General Motors Corp., Cl. H (b)	15,000	156,000
Computer Hardware - .23%
Sun Microsystems, Inc. (b)	14,000	70,140
Computer Storage & Peripherals - 1.06%
EMC Corp. (b)	12,000	90,600
Lexmark International, Inc., Cl. A (b)	3,000	163,200
SanDisk Corp. (b)	5,000	62,000
Construction & Farm Machinery - .86%
Navistar International Corp. (b)	8,000	256,000
Data Processing Services - .81%
Concord EFS, Inc. (b)	8,000	241,120
Diversified Chemicals - 1.57%
Eastman Chemical Co.	10,000	469,000
Diversified Commercial Services - .52%
Convergys Corp. (b)	8,000	155,840
Diversified Financial Services - 4.08%
Citigroup, Inc.	10,000	387,500
Goldman Sachs Group, Inc. (The)	2,000	146,700
J.P. Morgan Chase & Co.	10,000	339,200
Schwab (Charles) Corp.	31,000	347,200
Drug Retail - 1.03%
Walgreen Co.	8,000	309,040
Electric Utilities - .95%
Calpine Corp. (b)	30,000	210,900
Mirant Corp. (b)	10,000	73,000
Electronic Equipment & Instruments - .64%
Flextronics International Ltd. (b)	15,000	106,950
Symbol Technologies, Inc.	10,000	85,000
Environmental Services - .70%
Waste Management, Inc. (b)	8,000	208,400
Fertilizers & Agricultural Chemicals - .38%
IMC Global, Inc.	9,000	112,500
General Merchandise Stores - 1.68%
BJ’s Wholesale Club, Inc. (b)	8,000	308,000
Atlas Balanced Fund	(continued)

	shares or face amount	value (note 1)
Costco Wholesale Corp. (b)	5,000	$193,100
Health Care Equipment - 1.00%
Medtronic, Inc.	7,000	299,950
Hotels - .88%
Starwood Hotels & Resorts Worldwide, Inc. (b)	8,000	263,120
Industrial Conglomerates - .54%
Tyco International Ltd.	12,000	162,120
Industrial Machinery - .58%
Dover Corp.	5,000	175,000
Integrated Oil & Gas - 2.16%
TotalFinaElf SA, Sponsored ADR	8,000	647,200
Life & Health Insurance - 1.56%
Principal Financial Group, Inc. (The) (b)	8,000	248,000
Prudential Financial, Inc. (b)	6,600	220,176
Managed Health Care - 1.13%
Anthem, Inc. (b)	5,000	337,400
Marine - .87%
Knightsbridge Tankers Ltd.	18,000	259,002
Motorcycle Manufacturers - 1.37%
Harley-Davidson, Inc.	8,000	410,160
Movies & Entertainment - 2.44%
AOL Time Warner, Inc. (b)	10,000	147,100
News Corp. Ltd. (The), Sponsored ADR	8,000	183,440
Viacom, Inc., Cl. B (b)	9,000	399,330
Multi-line Insurance - 3.61%
American International Group, Inc.	8,000	545,840
Hartford Financial Services Group, Inc.	9,000	535,230
Networking Equipment - 1.13%
Cisco Systems, Inc. (b)	16,000	223,200
McData Corp., Cl. A (b)	13,000	114,530
Oil & Gas Equipment & Services - .65%
Cooper Cameron Corp. (b)	4,000	193,680
Paper Products - 1.75%
International Paper Co.	12,000	522,960
Personal Products - .82%
Estee Lauder Cos., Inc. (The), Cl. A	7,000	246,400
Pharmaceuticals - 1.29%
Pfizer, Inc.	11,000	385,000
Real Estate Investment Trusts - 1.41%
Boston Properties, Inc.	6,000	239,700
FelCor Lodging Trust, Inc.	10,000	183,500
Semiconductors - 3.25%
Analog Devices, Inc. (b)	6,000	178,200
Atmel Corp. (b)	20,000	125,200
Cypress Semiconductor Corp. (b)	6,000	91,080
Fairchild Semiconductor International, Inc., Cl. A (b)	6,000	145,800
Intel Corp.	8,000	146,160
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (b)	22,000	286,000
Soft Drinks - 1.29%
PepsiCo, Inc.	8,000	385,600
Systems Software - 1.89%
Microsoft Corp. (b)	7,000	382,900
Oracle Corp. (b)	8,000	75,760
Sybase, Inc.	10,000	105,500
Telecommunications Equipment - .93%
Nokia Corp., Sponsored ADR, A Shares	4,000	57,920

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Fund	(continued)

	shares or face amount	value (note 1)
QUALCOMM, Inc. (b)	8,000	$219,920
Wireless Telecommunication Services - .67%
Nextel Communications, Inc., Cl. A (b)	20,000	64,200
Vodafone Group plc, Sponsored ADR	10,000	136,500

Total Common Stocks (cost: $24,074,882)		17,671,798

Corporate Bonds and Notes - 5.61%
Airport Services - .30%
Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12	$90,000	88,733
Automobile Manufacturers - .06%
DaimlerChrysler North American Holdings Corp., 8.50% Nts., 1/18/31	$15,000	16,583
Banks - .13%
Bank of America Corp., 7.40% Jr. Unsec. Sub. Nts., 1/15/11	$35,000	38,332
Consumer Finance - .54%
CIT Group, Inc. (The), 7.375% Unsec. Unsub. Nts., 3/15/03	$60,000	59,543
General Motors Acceptance Corp., 7% Auto Loan Nts., 2/01/12	$60,000	60,078
MBNA America Bank NA, 6.625% Nts., 6/15/12	$40,000	40,191
Diversified Financial Services - 1.32%
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32	$130,000	125,683
Citigroup, Inc., 7.25% Sub. Nts., 10/01/10	$45,000	48,982
Goldman Sachs Group, Inc. (The), 6.60% Sr. Unsec. Nts., 1/15/12	$25,000	25,465
J.P. Morgan Chase & Co., 6.625% Sub. Nts., 3/15/12	$25,000	25,710
Morgan Stanley, 6.60% Nts., 4/01/12	$35,000	35,668
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10	$25,000	25,838
Prudential Holdings, LLC, 8.695% Bonds, Series C, 12/18/23	$100,000	108,503
Electric Utilities - .21%
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/01/11	$60,000	63,503
Food Retail - .66%
Kroger Co. (The), 6.75% Nts., 4/15/12	$190,000	196,703
Homebuilding - .21%
Pulte Corp., 8.125% Sr. Unsec. Nts., 3/01/11	$60,000	63,206
Integrated Telecommunication Services - .22%
Cable & Wire Optus Ltd., 8.125% Nts., 6/15/09	$60,000	66,784
Life & Health Insurance - .22%
Prudential Insurance Co. of America, 8.30% Nts., 7/01/25	$60,000	65,854
Multi-line Insurance - .03%
Nationwide Financial Services, Inc., 5.90% Nts., 7/01/12	$10,000	9,902
Pharmaceuticals - .20%
Bristol-Myers Squibb Co., 5.75% Nts., 10/01/11	$60,000	59,697
Atlas Balanced Fund	(continued)

	shares or face amount	value (note 1)
Railroads - .29%
Burlington Northern Santa Fe Corp., 5.90% Sr. Nts., 7/01/12	$25,000	$24,665
Union Pacific Corp., 6.39% Medium-Term Nts., Series E, 11/01/04	$60,000	63,283
Wireless Telecommunication Services - 1.22%
AT&T Corp., 5.625% Nts., 3/15/04	$200,000	184,000
AT&T Corp., 8% Sr. Nts., 11/15/31	$230,000	180,550

Total Corporate Bonds and Notes (cost: $1,694,931)		1,677,456

Mortgage-Backed Obligations - 19.23%
Federal Home Loan Mortgage Corp., 4.25% due 6/15/07	$700,000	714,196
Federal National Mortgage Assn., 5.125% due 2/13/04	$470,000	487,667
Federal National Mortgage Assn., 6% due 5/01/32	$1,999,556	1,997,356
Federal National Mortgage Assn., 6.50% due 4/01/32	$2,000,000	2,042,020
Federal National Mortgage Assn., 7.25% due 1/15/10	$450,000	510,044

Total Mortgage-Backed Obligations (cost: $5,637,887)		5,751,283

United States Treasury Notes - 15.96%
3.625% due 3/31/04	$805,000	817,445
4.50% due 5/15/07	$1,330,000	1,348,288
4.875% due 2/15/12	$575,000	577,156
5.375% due 2/15/31	$460,000	450,437
5.75% due 11/15/05	$660,000	704,339
5.875% due 11/15/04	$825,000	876,818

Total U.S. Treasury Notes (cost: $4,696,888)		4,774,483

Total Securities (cost: $36,104,588) - 99.88%		29,875,020
Other Assets and Liabilities, Net - 0.12%		35,774

Net Assets - 100.00%		$29,910,794

Atlas Emerging Growth Fund

	shares or face amount	value (note 1)
Common Stocks - 98.58%
Aerospace & Defense - 1.69%
Aeroflex, Inc. (b)	24,300	$168,885
Kroll, Inc. (b)	6,300	132,174
Apparel & Accessories - .74%
GSI Commerce, Inc. (b)	17,700	131,865
Apparel Retail - 1.01%
Charming Shoppes, Inc. (b)	20,800	179,712
Application Software - 5.63%
Activision, Inc. (b)	5,750	167,095
Business Objects SA, Sponsored ADR (b)	4,000	112,400
Concord Communications, Inc. (b)	12,000	197,760
NetIQ Corp. (b)	8,000	181,040
Quest Software, Inc. (b)	9,500	138,035
THQ, Inc. (b)	6,850	204,267
Banks - .71%
R & G Financial Corp., Cl. B	5,300	125,663

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Emerging Growth Fund	(continued)

	shares or face amount	value (note 1)
Biotechnology - 4.63%
Myriad Genetics, Inc. (b)	4,500	$91,530
Nuerocrine Biosciences, Inc. (b)	6,900	197,685
Serologicals Corp. (b)	10,600	193,874
Sicor, Inc. (b)	18,400	341,136
Broadcasting & Cable TV - 1.51%
Radio One, Inc. (b)	11,700	173,979
Spanish Broadcasting System, Inc., Cl. A (b)	9,500	95,000
Casinos & Gaming - 1.30%
Station Casinos, Inc. (b)	13,000	232,050
Catalog Retail - 1.55%
Insight Enterprises, Inc. (b)	11,000	277,090
Computer & Electronics Retail - 1.37%
Electronics Boutique Holdings Corp. (b)	8,300	243,190
Computer Storage & Peripherals - 1.43%
ATI Technologies, Inc. (b)	18,000	124,380
Drexler Technology Corp. (b)	6,000	129,600
Consulting & Services - 2.14%
Manhattan Associates, Inc. (b)	5,000	160,800
PracticeWorks, Inc. (b)	11,900	219,555
Consumer Finance - 3.56%
Doral Financial Corp.	5,900	197,001
Federal Agricultural Mortgage Corp., Non-Vtg. (b)	9,000	240,300
iDine Rewards Network, Inc. (b)	17,000	195,500
Diversified Commercial Services - 6.89%
Career Education Corp. (b)	7,000	315,000
Corinthian Colleges, Inc. (b)	9,000	305,010
Education Management Corp. (b)	6,300	256,599
FTI Consulting, Inc.	10,000	350,100
Diversified Financial Services - 1.47%
American Capital Strategies Ltd.	9,500	260,965
Electrical Components & Equipment - 1.74%
Advanced Energy Industries, Inc. (b)	6,000	133,080
O2Micro International Ltd. (b)	17,000	175,950
Electronic Equipment & Instruments - 5.63%
Kopin Corp. (b)	27,600	182,160
OSI Systems, Inc. (b)	9,300	184,419
Photon Dynamics, Inc. (b)	5,800	174,000
Veeco Instruments, Inc. (b)	9,800	226,478
Virage Logic Corp. (b)	18,000	234,360
Environmental Services - 2.11%
Stericycle, Inc. (b)	10,600	375,346
General Merchandise Stores - 1.45%
Fred’s, Inc.	7,000	257,460
Health Care Distributors & Services - 5.53%
aaiPharma, Inc. (b)	8,900	200,072
CTI Molecular Imaging, Inc. (b)	5,200	119,288
Dianon Systems, Inc. (b)	6,500	347,230
LabOne, Inc. (b)	12,000	316,800
Health Care Equipment - 1.73%
Meridian Medical Technologies, Inc. (b)	8,500	307,275
Health Care Facilities - 1.92%
LifePoint Hospitals, Inc. (b)	6,000	217,860
United Surgical Partners International, Inc. (b)	4,000	122,040
Homebuilding - 1.35%
Beazer Homes USA, Inc. (b)	3,000	240,000
Atlas Emerging Growth Fund	(continued)

	shares or face amount	value (note 1)
Insurance Brokers - 2.72%
Hilb, Rogal & Hamilton Co.	6,000	$271,500
Hub International Ltd.	14,100	212,628
Internet Software & Services - 5.19%
Digital Insight Corp. (b)	8,600	141,470
Fidelity National Information Solutions, Inc. (b)	11,000	264,000
Neoware Systems, Inc. (b)	10,000	113,400
Overture Services, Inc. (b)	6,700	167,366
Retek, Inc. (b)	6,000	145,800
SupportSoft, Inc. (b)	32,600	90,302
Leisure Products - 1.78%
Action Performance Cos., Inc. (b)	10,000	316,000
Managed Health Care - .86%
Pediatrix Medical Group, Inc. (b)	6,100	152,500
Networking Equipment - 2.05%
Emulex Corp. (b)	11,700	263,367
Finisar Corp. (b)	43,000	101,910
Oil & Gas Drilling - 1.45%
Unit Corp. (b)	14,900	258,515
Pharmaceuticals - 4.61%
Eon Labs, Inc. (b)	13,000	231,270
First Horizon Pharmaceutical Corp. (b)	9,950	205,866
Pharmaceutical Resources, Inc. (b)	13,800	383,364
Property & Casualty Insurance - .95%
Arch Capital Group Ltd. (b)	6,000	168,900
Real Estate Investment Trusts - 3.26%
America First Mortgage Investments, Inc.	25,100	247,235
Novastar Financial, Inc.	4,000	143,000
Redwood Trust, Inc.	6,000	189,000
Restaurants - 1.21%
Landry’s Restaurants, Inc.	8,400	214,284
Semiconductor Equipment - 3.78%
August Technology Corp. (b)	15,000	148,350
ChipPAC, Inc. (b)	46,800	289,224
Entegris, Inc. (b)	16,000	233,600
Semiconductors - 8.72%
Actel Corp. (b)	3,900	81,822
Cirrus Logic, Inc. (b)	20,000	147,400
Exar Corp. (b)	9,000	177,480
Integrated Circuit Systems, Inc. (b)	12,500	252,375
Silicon Image, Inc. (b)	37,200	227,664
Silicon Laboratories, Inc. (b)	7,000	189,420
Skyworks Solutions, Inc. (b)	29,200	162,060
Zoran Corp. (b)	13,600	311,576
Specialty Stores - 1.01%
Tuesday Morning Corp. (b)	9,700	180,032
Telecommunications Equipment - 3.90%
ECtel Ltd. (b)	17,000	197,200
Microtune, Inc. (b)	18,400	163,944
Powerwave Technologies, Inc. (b)	23,000	210,680
UTStarcom, Inc. (b)	6,000	121,020

Total Common Stocks (cost: $18,546,019)		17,528,582

The accompanying notes are an integral part of these financial statements.

Atlas Emerging Growth Fund	(continued)

	shares or face amount	value (note 1)
Short-Term Securities - 1.28%
Triparty Repurchase Agreement dated June 28, 2002 with Salomon Smith Barney, Inc., effective yield of 1.62%, due July 1, 2002, collateralized by U.S. Treasury Bonds, 14%, November 15, 2011 with a value of $240,827	$227,096	$227,096

Total Short-Term Securities (cost: $227,096)		227,096

Total Securities (cost: $18,773,115) - 99.86%		17,755,678
Other Assets and Liabilities, Net - .14%		25,646

Net Assets - 100.00%		$17,781,324

Atlas Fund of Funds

	shares	value (note 1)
Fund Holdings - 99.92%
Atlas Emerging Growth Fund	9,938	$101,170
Atlas Global Growth Fund	10,423	159,052
Atlas Growth and Income Fund	6,399	115,184
Atlas Strategic Growth Fund	9,573	100,520
Atlas Value Fund	16,820	157,434
Atlas Strategic Income Fund	40,758	167,515
Atlas U.S. Government and Mortgage Securities Fund	12,319	126,391
Atlas Money Market Fund	49,935	49,935

Total Fund Holdings (cost: $1,038,352) - 99.92%		977,201
Other Assets and Liabilities, Net - 0.08%		741

Net Assets - 100.00%		$977,942

Atlas Global Growth Fund

	shares or face amount	value (o) (note 1)
Common Stocks - 98.55%
Advertising - .26%
JC Decaux SA (b)	21,150	$284,864
Aerospace & Defense - 4.42%
Bombardier, Inc., Cl. B	156,600	1,297,368
Empresa Brasileira de Aeronautica SA (Embraer), ADR	55,353	1,184,554
Raytheon Co.	59,600	2,428,700
Apparel Retail - .51%
Gap, Inc. (The)	39,900	566,580
Application Software - 7.26%
Business Objects SA, Sponsored ADR (b)	7,500	210,750
Cadence Design Systems, Inc. (b)	253,441	4,085,469
Electronic Arts, Inc. (b)	34,563	2,282,886
Synopsys, Inc. (b)	22,198	1,216,672
Trend Micro, Inc. (b)	9,500	265,496
Auto Parts & Equipment - .55%
Valeo SA	14,743	612,718
Automobile Manufacturers - 3.03%
Porsche AG, Preferred	4,865	2,312,101
Volkswagen AG	21,840	1,050,871
Atlas Global Growth Fund	(continued)

	shares or face amount	value (o) (note 1)
Banks - 7.09%
Australia & New Zealand Banking Group Ltd.	198,277	$2,150,345
Bank One Corp.	55,636	2,140,873
ICICI Bank Ltd., Sponsored ADR	89,125	623,875
Royal Bank of Scotland Group plc (The)	55,387	1,570,434
Wachovia Corp.	36,180	1,381,352
Biotechnology - 4.34%
Affymetrix, Inc. (b)	14,700	352,653
Amgen, Inc. (b)	31,660	1,325,921
Gilead Sciences, Inc. (b)	36,600	1,203,408
Human Genome Sciences, Inc. (b)	21,300	285,420
Oxford GlycoSciences plc (b)	25,829	105,325
Protein Design Labs, Inc. (b)	3,200	34,752
Qiagen NV (b)	11,300	134,259
Wyeth	26,878	1,376,154
Brewers - .96%
Companhia de Bebidas das Americas, ADR	34,053	529,184
Grupo Modelo SA de CV, Series C	225,800	531,307
Broadcasting & Cable TV - 2.87%
Grupo Televisa SA, Sponsored GDR (b)	24,032	898,316
Liberty Media Corp., Cl. A (b)	44,700	447,000
Sirius Satellite Radio, Inc. (b)	55,100	207,672
Television Broadcasts Ltd.	272,022	1,157,852
XM Satellite Radio Holdings, Inc. (b)	65,500	474,875
Casinos & Gaming - .48%
International Game Technology (b)	9,500	538,650
Computer & Electronics Retail - 2.54%
Best Buy Co., Inc. (b)	13,105	475,711
Circuit City Stores, Inc./Circuit City Group	67,043	1,257,056
New Dixons Group plc	179,860	524,367
RadioShack Corp.	18,700	562,122
Computer Hardware - .61%
International Business Machines Corp.	3,826	275,472
Toshiba Corp. (b)	100,000	407,108
Construction Materials - 1.15%
Hanson plc	178,730	1,276,456
Consumer Electronics - 4.04%
Koninklijke (Royal) Philips Electronics NV	18,700	520,603
Nintendo Co. Ltd.	9,003	1,325,627
Sharp Corp.	102,000	1,295,103
Sony Corp.	17,700	934,688
Thomson Multimedia SA (b)	17,400	409,352
Consumer Finance - 1.09%
Credit Saison Co. Ltd.	39,700	942,242
MBNA Corp.	8,200	271,174
Data Processing - .28%
Amadeus Global Travel Distribution SA (b)	48,452	309,812
Distillers & Vintners - 1.00%
Diageo plc	85,210	1,106,698
Diversified Commercial Services - 1.21%
Rentokil Initial plc	329,051	1,339,286
Diversified Financial Services - 4.06%
American Express Co.	31,000	1,125,920
Citigroup, Inc.	11,866	459,807
Fannie Mae	32,110	2,368,112
Lehman Brothers Holdings, Inc.	8,800	550,176

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Global Growth Fund	(continued)

	shares or face amount	value (o) (note 1)
Drug Retail - .52%
Boots Co. plc	58,675	$581,834
Electronic Equipment & Instruments - 1.19%
Keyence Corp.	2,100	444,807
Kudelski SA (b)	9,600	336,859
Kyocera Corp.	7,400	540,168
Food Retail - .50%
Delhaize Group	11,900	554,110
Gas Utilities - .46%
Hong Kong & China Gas Co. Ltd.	385,000	510,872
Health Care Distributors & Services - 3.70%
Fresenius AG, Preferred	24,416	1,224,172
Laboratory Corp. of America Holdings, Inc. (b)	14,600	666,490
Quest Diagnostics, Inc. (b)	16,600	1,428,430
Quintiles Transnational Corp. (b)	62,771	784,010
Health Care Equipment - .78%
Amersham plc	34,510	305,121
Applera Corp./Applied Biosystems Group	28,700	559,363
Health Care Supplies - .65%
Essilor International SA	11,000	444,686
Smith & Nephew plc	49,660	275,554
Hotels - 1.10%
Six Continents plc	120,679	1,226,114
Household Products - 3.51%
Reckitt Benckiser plc	216,994	3,893,347
Integrated Oil & Gas - 4.59%
BP plc, ADR	28,460	1,436,945
ChevronTexaco Corp.	13,858	1,226,433
Husky Energy, Inc.	105,390	1,154,453
Royal Dutch Petroleum Co., NY Shares	23,039	1,273,366
Integrated Telecommunication Services - 1.48%
BT Group plc (b)	226,860	871,480
Tele Norte Leste Participacoes SA (Telemar), Preferred	78,468,551	776,839
Internet Software & Services - .11%
SonicWALL, Inc. (b)	24,200	121,484
Life & Health Insurance - .58%
Manulife Financial Corp.	22,472	645,756
Managed Health Care - .46%
Oxford Health Plans, Inc. (b)	10,900	506,414
Multi-Utilities - .48%
Suez SA	19,960	531,178
Office Services & Supplies - 1.22%
Societe BIC SA	34,091	1,353,121
Oil & Gas Exploration & Production - .62%
Encana Corp.	22,296	685,466
Packaged Foods - 2.15%
Cadbury Schweppes plc	196,318	1,470,898
Koninklijke Numico NV	41,200	920,319
Personal Products - 1.93%
Shiseido Company Ltd.	43,000	573,238
Wella AG, Preferred, Non-Vtg.	26,095	1,570,796
Pharmaceuticals - 8.97%
AstraZeneca plc	13,166	545,108
Eisai Co. Ltd.	27,000	693,752
Atlas Global Growth Fund	(continued)

	shares or face amount	value (o) (note 1)
Johnson & Johnson	34,537	$1,804,904
Novartis AG	28,351	1,239,489
Pfizer, Inc.	30,322	1,061,270
Sanofi-Synthelabo SA	65,139	3,953,175
Takeda Chemical Industries	15,000	658,213
Property & Casualty Insurance - 1.65%
ACE Ltd.	28,912	913,619
Berkshire Hathaway, Inc., Cl. B (b)	410	915,940
Publishing & Printing - 5.06%
Pearson plc	91,610	911,218
Reed Elsevier plc	245,647	2,334,785
Singapore Press Holdings Ltd.	107,278	1,208,441
Wolters Kluwer NV	61,668	1,166,841
Semiconductor Equipment - .42%
Applied Materials, Inc. (b)	13,000	247,260
Novellus Systems, Inc. (b)	6,500	221,000
Semiconductors - 1.69%
National Semiconductor Corp. (b)	64,400	1,878,548
Soft Drinks - .59%
Fomento Economico Mexicano SA de CV, UBD	167,900	657,782
Specialty Chemicals - .89%
International Flavors & Fragrances, Inc.	30,378	986,981
Systems Software - 1.08%
Sybase, Inc. (b)	69,336	731,495
Symantec Corp. (b)	14,100	463,185
Telecommunication Equipment - 2.86%
Lucent Technologies Inc. (b)	206,400	342,624
QUALCOMM, Inc. (b)	70,420	1,935,846
Scientific-Atlanta, Inc.	54,760	900,802
Telecommunication Services - .16%
AT&T Corp.	16,400	175,480
Wireless Telecommunication Services - 1.40%
KDDI Corp.	318	981,563
SK Telecom Co. Ltd.	2,560	572,548

Total Common Stocks (cost: $106,083,809)		109,401,540

Convertible Bonds and Notes - .05%
Broadcasting & Cable TV - .05%
Telewest Communications plc, 11.00% Sr. Disc. Debs., 10/1/07	$130,000	52,000

Total Convertible Bonds and Notes (cost: $105,346)		52,000

Short-Term Securities - 1.47%
Triparty Repurchase Agreement dated June 28, 2002 with Salomon Smith Barney, Inc., effective yield 1.01%, due July 1, 2002, collateralized by U.S. Treasury Bonds, 14%, November 15, 2011 with a value of $1,685,790	$1,639,241	1,639,241

Total Short-Term Securities (cost: $1,639,241)		1,639,241

Total Securities (cost: $107,828,396) - 100.07%		111,092,781
Other Assets and Liabilities, Net - (.07)%		(78,224)

Net Assets - 100.00%		$111,014,557

The accompanying notes are an integral part of these financial statements.

Atlas Growth and Income Fund

	shares or face amount	value (note 1)
Common Stocks - 85.75%
Aerospace & Defense - 1.99%
Boeing Co.	23,500	$1,057,500
Lockheed Martin Corp.	74,000	5,143,000
Aluminum - .46%
Alcoa, Inc.	43,000	1,425,450
Application Software - .94%
SAP AG, Sponsored ADR	121,000	2,939,090
Auto Parts & Equipment - .74%
Delphi Corp.	176,000	2,323,200
Banks - .37%
Bank of America Corp.	16,500	1,160,940
Biotechnology - 1.82%
Gilead Sciences, Inc. (b)	105,000	3,452,400
IDEC Pharmaceuticals Corp. (b)	63,200	2,240,440
Computer Storage & Peripherals - .15%
EMC Corp. (b)	62,000	468,100
Construction & Farm Machinery - 1.13%
Caterpillar, Inc.	15,500	758,725
Navistar International Corp. (b)	87,000	2,784,000
Consulting & Services - 1.25%
Titan Corp. (The)	213,000	3,895,770
Data Processing Services - 3.09%
Concord EFS, Inc. (b)	203,000	6,118,420
First Data Corp.	94,700	3,522,840
Department Stores - 5.01%
Kohl’s Corp. (b)	223,500	15,662,880
Diversified Chemicals - .59%
FMC Corp. (b)	61,100	1,843,387
Diversified Financial Services - 17.71%
AMBAC Financial Group, Inc.	70,500	4,737,600
American Express Co.	67,500	2,451,600
Citigroup, Inc.	113,000	4,378,750
Franklin Resources, Inc.	132,000	5,628,480
Freddie Mac	181,200	11,089,440
J.P. Morgan Chase & Co.	49,500	1,679,040
MBIA, Inc.	100,600	5,686,918
Merrill Lynch & Co., Inc.	37,000	1,498,500
Moody’s Corp.	66,000	3,283,500
SLM Corp.	153,700	14,893,530
Drug Retail - 1.94%
Walgreen Co.	157,000	6,064,910
Electric Utilities - 3.08%
Dominion Resources, Inc.	122,000	8,076,400
Exelon Corp.	29,200	1,527,160
Environmental Services - 1.69%
Republic Services, Inc. (b)	188,000	3,585,160
Waste Management, Inc. (b)	65,000	1,693,250
General Merchandise Stores - 4.16%
BJ’s Wholesale Club, Inc. (b)	47,000	1,809,500
Costco Wholesale Corp. (b)	147,000	5,677,140
Family Dollar Stores, Inc.	66,000	2,326,500
Target Corp.	83,700	3,188,970
Health Care Distributors & Services - 4.12%
AmerisourceBergen Corp.	56,000	4,256,000
Cardinal Health, Inc.	66,000	4,053,060
Lincare Holdings, Inc. (b)	69,800	2,254,540
McKesson Corp.	70,000	2,289,000
Atlas Growth and Income Fund	(continued)

	shares or face amount	value (note 1)
Health Care Equipment - 4.87%
Baxter International, Inc. (b)	134,000	$5,956,300
Biomet, Inc.	162,000	4,393,440
Stryker Corp. (b)	91,000	4,869,410
Health Care Facilities - 2.02%
Service Corp. International (b)	150,000	724,500
Tenet Healthcare Corp. (b)	78,000	5,580,900
Integrated Oil & Gas - 1.63%
BP plc, ADR	101,000	5,099,490
Integrated Telecommunication Services - .00%
WorldCom, Inc./WorldCom Group	14,100	1,268
Leisure Products - 2.38%
Mattel, Inc.	352,000	7,420,160
Motorcycle Manufacturers - 2.02%
Harley-Davidson, Inc.	123,000	6,306,210
Movies & Entertainment - 2.25%
Fox Entertainment Group, Inc., A Shares (b)	192,000	4,176,000
News Corp. Ltd. (The), Sponsored ADR, Preference	144,000	2,844,000
Multi-line Insurance - 1.99%
American International Group, Inc.	91,100	6,215,753
Oil & Gas Drilling - .48%
Noble Corp. (b)	39,000	1,505,400
Oil & Gas Refining & Marketing - .69%
Ashland, Inc.	53,200	2,154,600
Paper Products - 2.39%
Sappi Ltd., Sponsored ADR (b)	533,000	7,472,660
Pharmaceuticals - 4.07%
Johnson & Johnson	140,000	7,316,400
Merck & Co., Inc.	22,000	1,114,080
Pfizer, Inc.	48,000	1,680,000
Pharmacia Corp.	50,000	1,872,500
Schering-Plough Corp.	30,000	738,000
Property & Casualty Insurance - .75%
Allstate Corp.	51,000	1,885,980
XL Capital Ltd., Cl. A	5,500	465,850
Semiconductors - 1.06%
Agere Systems, Inc., Cl. A (b)	859,034	1,202,648
Agere Systems, Inc., Cl. B (b)	123,550	185,324
Broadcom Corp., Cl. A (b)	43,000	754,220
LSI Logic Corp. (b)	134,200	1,174,250
Specialty Stores - 2.46%
Bed Bath & Beyond, Inc. (b)	203,200	7,668,768
Systems Software - 1.54%
Microsoft Corp. (b)	88,000	4,813,600
Telecommunications Equipment - 2.35%
Motorola, Inc.	510,000	7,354,200
Wireless Telecommunication Services - 2.56%
AT&T Corp.	746,000	7,982,200

Total Common Stocks (cost: $262,176,512)		267,853,201

Other Securities - .53%
Nasdaq-100 Unit Investment Trust (b)	63,500	1,655,445

Total Other Securities (cost: $2,215,965)		1,655,445

United States Treasury Notes and Bonds - 6.53%
3.50% due 11/15/06	10,100,000	9,920,099
4.625% due 5/15/06	2,000,000	2,060,000

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Growth and Income Fund	(continued)

	shares or face amount	value (note 1)
5.625% due 12/31/02	$2,000,000	$2,038,336
5.875% due 11/15/05	$2,000,000	2,143,156
5.875% due 9/30/02	$1,000,000	1,010,610
6% due 7/31/02	$500,000	501,918
6.125% due 8/15/07	$1,000,000	1,089,943
6.375% due 8/15/27	$1,000,000	1,090,577
6.50% due 5/15/05	$500,000	542,778

Total U.S. Treasury Notes & Bonds (cost: $19,698,138)		20,397,417

Rights, Warrants and Certificates - .00%
Per-Se Technologies, Inc. Wts., Exp. 2/23/10	99	6

Total Rights, Warrants and Certificates (cost: $0)		6

Short-Term Securities - 6.51%
Triparty Repurchase Agreement dated June 28, 2002 with Salomon Smith Barney, Inc., effective yield of 1.62%, due July 1, 2002, collateralized by U.S. Treasury Bonds, 14%, November 15, 2011 with a value of $20,739,496	$20,322,669	20,322,669

Total Short-Term Securities (cost: $20,322,669)		20,322,669

Total Securities (cost: $304,413,284) - 99.32%		310,228,738
Other Assets and Liabilities, Net - .68%		2,127,428

Net Assets - 100.00%		$312,356,166

Atlas Strategic Growth Fund

	shares or face amount	value (note 1)
Common Stocks - 96.24%
Advertising - .70%
Omnicom Group, Inc.	11,500	$526,700
Aerospace & Defense - 2.17%
Boeing Co.	4,200	189,000
Honeywell International, Inc.	23,700	834,951
Northrop Grumman Corp.	4,900	612,500
Apparel Retail - 1.23%
Gap, Inc. (The)	29,100	413,220
Limited Brands, Inc.	24,000	511,200
Application Software - 2.31%
Cadence Design Systems, Inc. (b)	25,800	415,896
Electronic Arts, Inc. (b)	11,800	779,390
Peoplesoft, Inc. (b)	16,300	242,544
Reynolds & Reynolds Co., Cl. A	1,500	41,925
SAP AG, Sponsored ADR	10,800	262,332
Banks - 2.15%
Bank of America Corp.	9,500	668,420
Bank One Corp.	24,800	954,304
Biotechnology - 1.52%
Amgen, Inc. (b)	5,300	221,964
Genzyme Corp. (General Division) (b)	16,900	325,156
IDEC Pharmaceuticals Corp. (b)	7,800	276,510
Medimmune, Inc. (b)	1,500	39,600
Serono SA, Sponsored ADR	17,300	281,990
Brewers - 2.12%
Anheuser-Busch Cos., Inc.	32,000	1,600,000
Atlas Strategic Growth Fund	(continued)

	shares or face amount	value (note 1)
Broadcasting & Cable TV - 5.18%
Cablevision Systems Corp., Cl. A (b)	15,400	$145,684
Clear Channel Communications, Inc. (b)	26,300	842,126
Comcast Corp., Cl. A Special (b)	93,000	2,217,120
Hispanic Broadcasting Corp. (b)	12,800	334,080
Univision Communications, Inc., Cl. A (b)	11,700	367,380
Casinos & Gaming - .10%
Mandalay Resort Group (b)	2,600	71,682
Catalog Retail - .13%
ValueVision Media, Inc., Cl. A (b)	5,400	98,010
Data Processing Services - 1.68%
Automatic Data Processing, Inc.	6,800	296,140
Concord EFS, Inc. (b)	18,300	551,562
First Data Corp.	11,200	416,640
Department Stores - 1.50%
Kohl’s Corp. (b)	8,200	574,656
Sears Roebuck & Co.	10,200	553,860
Distillers & Vintners - .26%
Diageo plc, Sponsored ADR	3,800	196,270
Diversified Financial Services - 10.41%
American Express Co.	18,900	686,448
Citigroup, Inc.	50,500	1,956,875
Fannie Mae	9,900	730,125
Freddie Mac	21,700	1,328,040
Goldman Sachs Group, Inc. (The)	5,400	396,090
J.P. Morgan Chase & Co.	19,900	675,008
Merrill Lynch & Co., Inc.	11,200	453,600
Morgan Stanley	26,100	1,124,388
Schwab (Charles) Corp.	44,700	500,640
Drug Retail - .02%
Rite Aid Corp. (b)	7,700	18,095
Electric Utilities - 1.09%
Duke Energy Corp.	26,400	821,040
Electronic Equipment & Instruments - 1.87%
Flextronics International Ltd. (b)	30,600	218,178
Millipore Corp. (b)	4,600	147,108
PerkinElmer, Inc.	6,700	74,035
Sanmina-SCI Corp. (b)	60,700	383,017
Vishay Intertechnology, Inc. (b)	26,700	587,400
Environmental Services - 1.08%
Waste Management, Inc. (b)	31,200	812,760
Food Distributors - .33%
Sysco Corp.	9,200	250,424
Food Retail - 1.35%
Kroger Co. (The) (b)	20,700	411,930
Safeway, Inc. (b)	20,900	610,071
Footwear - .35%
Nike, Inc., Cl. B	4,900	262,885
Gas Utilities - .92%
El Paso Corp.	33,500	690,435
General Merchandise Stores - 2.06%
BJ’s Wholesale Club, Inc. (b)	3,000	115,500
Costco Wholesale Corp. (b)	16,500	637,230
Target Corp.	21,000	800,100
Health Care Distributors & Services - 1.02%
Covance, Inc. (b)	15,700	294,375
McKesson Corp.	14,400	470,880

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Growth Fund	(continued)

	shares or face amount	value (note 1)
Health Care Equipment - 1.60%
Applera Corp./Applied Biosystems Group	23,000	$448,270
Medtronic, Inc.	10,600	454,210
Stryker Corp. (b)	5,688	304,365
Home Furnishings - .47%
Ethan Allen Interiors, Inc.	10,200	355,470
Homebuilding - .01%
Centex Corp.	100	5,779
Hotels - 3.03%
Carnival Corp.	45,900	1,270,971
Royal Caribbean Cruises Ltd.	46,100	898,950
Starwood Hotels & Resorts Worldwide, Inc. (b)	3,400	111,826
Industrial Conglomerates - .30%
Tyco International Ltd.	16,600	224,266
Industrial Gases - 1.41%
Air Products & Chemicals, Inc.	8,700	439,089
Praxair, Inc.	10,900	620,973
Industrial Machinery - 1.32%
Dover Corp.	5,200	182,000
Ingersoll-Rand Co., Cl. A	10,700	488,562
Mettler-Toledo International, Inc. (b)	8,800	324,456
Integrated Oil & Gas - 5.11%
Amerada Hess Corp.	11,500	948,750
Exxon Mobil Corp.	36,200	1,481,304
Suncor Energy, Inc.	7,800	139,308
TotalFinaElf SA, Sponsored ADR	15,900	1,286,310
Integrated Telecommunication Services - .09%
Sprint Corp. (Fon Group)	6,400	67,904
WorldCom, Inc./WorldCom Group	6,900	621
Internet Software & Services - .19%
Check Point Software Technologies Ltd. (b)	10,500	142,380
Leisure Products - .55%
Mattel, Inc.	19,600	413,168
Managed Health Care - 1.51%
Anthem, Inc. (b)	4,000	269,920
Caremark Rx, Inc. (b)	19,200	316,800
Humana, Inc. (b)	12,800	200,064
Oxford Health Plans, Inc. (b)	7,600	353,096
Motorcycle Manufacturers - .80%
Harley-Davidson, Inc.	11,700	599,859
Movies & Entertainment - 6.77%
AOL Time Warner, Inc. (b)	95,700	1,407,747
Fox Entertainment Group, Inc., A Shares (b)	13,000	282,750
News Corp. Ltd. (The), Sponsored ADR	34,800	797,964
Viacom, Inc., Cl. B (b)	58,900	2,613,393
Multi-line Insurance - 1.48%
American International Group, Inc.	16,300	1,112,149
Networking Equipment - 1.38%
Adaptec, Inc. (b)	11,200	88,368
Cisco Systems, Inc. (b)	55,200	770,040
Extreme Networks, Inc. (b)	18,900	184,653
Oil & Gas Drilling - .63%
Noble Corp. (b)	7,200	277,920
Rowan Cos., Inc.	9,200	197,340
Oil & Gas Equipment & Services - 1.33%
BJ Services Co. (b)	16,200	548,856
Atlas Strategic Growth Fund	(continued)

	shares or face amount	value (note 1)
Halliburton Co.	14,400	$229,536
Varco International, Inc. (b)	9,100	159,614
Williams Cos., Inc. (The)	10,900	65,291
Oil & Gas Exploration & Production - .66%
Encana Corp.	16,100	494,977
Packaged Foods - 1.41%
Dean Foods Co. (b)	14,800	552,040
General Mills, Inc.	11,600	511,328
Paper Products - .76%
International Paper Co.	13,200	575,256
Personal Products - .30%
Estee Lauder Cos., Inc. (The), Cl. A	6,400	225,280
Pharmaceuticals - 3.60%
Abbott Laboratories	11,700	440,505
Johnson & Johnson	12,700	663,702
Perrigo Co. (b)	20,100	261,300
Pfizer, Inc.	38,500	1,347,500
Property & Casualty Insurance - .69%
St. Paul Cos., Inc.	6,200	241,304
XL Capital Ltd., Cl. A	3,300	279,510
Publishing & Printing - 2.24%
McGraw-Hill Cos., Inc. (The)	24,500	1,462,650
New York Times Co., Cl. A	4,400	226,600
Railroads - .35%
Canadian Pacific Ltd.	10,600	262,453
Real Estate Investment Trusts - .92%
Boston Properties, Inc.	6,600	263,670
Host Marriott Corp. (b)	38,000	429,400
Reinsurance - .24%
Everest Re Group Ltd.	3,300	184,635
Restaurants - .68%
Brinker International, Inc. (b)	12,800	406,400
Ruby Tuesday, Inc.	5,400	104,760
Semiconductors - 5.04%
Analog Devices, Inc. (b)	7,300	216,810
Atmel Corp. (b)	5,900	36,934
Cypress Semiconductor Corp. (b)	30,100	456,918
Intel Corp.	51,600	942,732
International Rectifier Corp. (b)	15,100	440,165
Micron Technology, Inc. (b)	26,000	525,720
National Semiconductor Corp. (b)	16,900	492,973
RF Micro Devices, Inc. (b)	28,800	219,456
Texas Instruments, Inc.	16,200	383,940
Vitesse Semiconductor Corp. (b)	26,600	82,726
Soft Drinks - 1.96%
Coca-Cola Enterprises, Inc.	10,000	220,800
PepsiCo, Inc.	26,000	1,253,200
Specialty Chemicals - .49%
International Flavors & Fragrances, Inc.	11,400	370,386
Specialty Stores - .48%
AutoNation, Inc. (b)	6,000	87,000
Tiffany & Co.	7,800	274,560
Systems Software - 4.27%
Microsoft Corp. (b)	54,300	2,970,210
Veritas Software Corp. (b)	12,600	249,354
Telecommunications Equipment - 2.09%
L.M. Ericsson Telephone Co., ADR, Cl. B	26,200	37,728

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Strategic Growth Fund	(continued)

	shares or face amount	value (note 1)
Lucent Technologies, Inc. (b)	64,900	$107,734
Nokia Corp., Sponsored ADR, A Shares	80,600	1,167,088
QUALCOMM, Inc. (b)	9,600	263,904
Water Utilities - .08%
Philadelphia Suburban Corp.	2,975	60,095
Wireless Telecommunication Services - .45%
Sprint Corp. (PCS Group) (b)	9,200	41,124
Vodafone Group plc, Sponsored ADR	21,800	297,570

Total Common Stocks (cost: $92,519,747)		72,536,178

Other Securities - .61%
Industrial Conglomerates - .61%
iShares Russell 2000 Index Fund (b)	1,700	154,105
Nasdaq-100 Unit Investment Trust (b)	11,700	305,019

Total Other Securities (cost: $2,215,965)		459,124

Short-Term Securities - 3.30%
Triparty Repurchase Agreement dated June 28, 2002 with Salomon Smith Barney, Inc., effective yield of 1.62%, due July 1, 2002, collateralized by U.S. Treasury Bonds, 14%, November 15, 2011 with a value of $2,535,768	$2,483,670	2,483,670

Total Short-Term Securities (cost: $2,483,670)		2,483,670

Total Securities (cost: $97,219,382) - 100.15%		75,478,972
Other Assets and Liabilities, Net - (.15)%		(111,456)

Net Assets - 100.00%		$75,367,516

Atlas Value Fund

	shares or face amount	value (note 1)
Common Stocks - 96.58%
Aerospace & Defense - 3.45%
General Dynamics Corp.	900	$95,715
Raytheon Co.	2,800	114,100
Banks - 2.50%
Bank of New York Co., Inc.	4,500	151,875
Biotechnology - 2.19%
Wyeth	2,600	133,120
Computer Storage & Peripherals - 1.70%
Lexmark International, Inc., Cl. A	1,900	103,360
Consulting & Services - 1.57%
Computer Sciences Corp.	2,000	95,600
Data Processing Services - 2.57%
First Data Corp.	4,200	156,240
Diversified Financial Services - 12.29%
Freddie Mac	4,000	244,800
Mellon Financial Corp.	4,500	141,435
PNC Financial Services Group, Inc.	4,500	235,260
SLM Corp.	1,300	125,970
Electronic Equipment & Instruments - 1.96%
Pitney Bowes, Inc.	3,000	119,160
Food Distributors - 2.00%
Sara Lee Corp.	5,900	121,776
Food Retail - 6.10%
Kroger Co. (The) (b)	10,000	199,000
Safeway, Inc. (b)	5,900	172,221
Atlas Value Fund	(continued)

	shares or face amount	value (note 1)
General Merchandise Stores - 3.69%
J.C. Penney Co., Inc.	10,200	$224,604
Insurance - 3.15%
Aetna, Inc.	4,000	191,880
Integrated Oil & Gas - 7.11%
BP plc, ADR	1,700	85,833
ChevronTexaco Corp.	1,100	97,350
Exxon Mobil Corp.	3,800	155,496
Royal Dutch Petroleum Co., NY Shares	1,700	93,959
Integrated Telecommunication Services - 3.16%
SBC Communications, Inc.	6,300	192,150
Internet Software & Services - 2.08%
Electronic Data Systems Corp.	3,400	126,310
Leisure Products - 1.38%
Mattel, Inc.	4,000	84,320
Life & Health Insurance - 1.97%
Prudential Financial, Inc. (b)	3,600	120,096
Multi-line Insurance - 2.04%
MetLife, Inc.	4,300	123,840
Multimedia - 2.70%
Walt Disney Co. (The)	8,700	164,430
Office Supplies Retail - 1.10%
Office Depot, Inc.	4,000	67,200
Packaged Foods - 2.27%
ConAgra Foods, Inc.	5,000	138,250
Pharmaceuticals - 14.87%
Abbott Laboratories	4,900	184,485
Bristol-Myers Squibb Co.	9,900	254,430
Merck & Co., Inc.	5,500	278,520
Schering-Plough Corp.	7,600	186,960
Publishing & Printing - 3.93%
Gannett Co.	1,600	121,440
Tribune Co.	2,700	117,450
Retail - Building Products - 2.60%
Home Depot, Inc.	4,300	157,939
Semiconductors - 1.83%
Intel Corp.	6,100	111,447
Systems Software - 2.43%
Microsoft Corp.	2,700	147,690
Transport - Rail - 1.04%
Union Pacific Corp.	1,000	63,280
Wireless Telecommunication Services - 2.90%
Verizon Communications, Inc.	4,400	176,660

Total Common Stocks (cost: $6,216,525)		5,875,651

Short-Term Securities - 2.79%
Triparty Repurchase Agreement dated June 28, 2002 with Salomon Smith Barney, Inc., effective yield of 1.62%, due July 1, 2002, collateralized by U.S. Treasury Bonds, 14%, November 15, 2011 with a value of $184,162	$170,007	170,007

Total Short-Term Securities (cost: $170,007)		170,007

Total Securities (cost: $6,386,532) - 99.37%		6,045,658
Other Assets and Liabilities, Net - 0.63%		38,087

Net Assets - 100.00%		$6,083,745

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Bond Fund

	face amount	value (note 1)
Bonds - 95.38%
A B C Unified School District, Capital Appropriation FGIC Insured, Series B, 0% due 08/01/23	$2,000,000	$626,480
Abag Financing Authority For Nonprofit Corps., Schools of Sacred Heart, Series A,
6.15% due 06/01/15	1,000,000	1,065,120
6.45% due 06/01/30	2,600,000	2,736,422
Anaheim Public Financing Authority, Lease Revenue Public Improvements Project,Series A, FSA Insured, 5% due 03/01/37	6,000,000	5,832,120
Beverly Hills Unified School District Refunding,
5.50% due 05/01/18	990,000	1,095,287
5.50% due 05/01/20	765,000	834,431
Burbank, Glendale, Pasadena Airport Authority, Airport Revenue Refunding, AMBAC Insured, 6.40% due 06/01/10	2,000,000	2,007,660
Capistrano, Unified School District, School Facilities Improvement District No. 1, Series C, FSA Insured, 5.50% due 08/01/22	1,215,000	1,275,398
Central Coast Water Authority, Revenue Refunding, State Water Project, Regional Facilities, Series A, AMBAC Insured, 5% due 10/01/22	3,250,000	3,245,645
Chaffey Community College District, Series A, FSA Insured, 5.25% due 07/01/17	1,605,000	1,697,159
Contra Costa Water District, Water Treatment Revenue Refunding, Series G MBIA Insured, 5.90% due 10/01/08	3,600,000	3,996,792
East Bay Municipal Utility District, Water System Revenue, MBIA Insured, 5% due 06/01/26	3,000,000	2,962,770
Elk Grove Unified School District, Special Tax Refunding, Community Facilities District 1, AMBAC Insured, 6.50% due 12/01/24	1,500,000	1,808,130
Foothill/Eastern Corrider Agency, Toll Road Revenue, 5.75% 01/15/40	7,345,000	7,382,239
MBIA Insured, 0% due 01/15/20	3,000,000	2,108,100
Infrastructure & Economic Development Bank, Revenue, J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	2,897,580
Kern High School District Refunding, Series 1990-C, MBIA Insured, 6.25% due 08/01/12	1,200,000	1,435,572
LA Quinta, Redevelopment Agency, Tax Allocation, Project Area #1, AMBAC Insured, 5% due 09/01/21	1,000,000	1,001,630
Lodi Unified School District, MBIA Insured, 5% due 08/01/22	4,195,000	4,189,547
Long Beach Financing Authority Lease Revenue, Public Safety Facilities Projects, AMBAC Insured, 5% due 11/01/26	1,000,000	987,450
Long Beach Harbor Revenue, AMT, MBIA Insured, 5.25% due 05/15/25	2,000,000	2,010,120
Long Beach Unified School District, Election 1999, Series C, MBIA Insured, 5% due 08/01/21	2,245,000	2,247,851
Atlas California Municipal Bond Fund	(continued)

	face amount	value (note 1)
Los Angeles, COP, Sonnenblick Del Rio, AMBAC Insured, 6% due 11/01/19	$2,000,000	$2,215,980
Los Angeles, Department of Water and Power Waterworks Revenue, Series A, 5.125% due 07/01/41	8,000,000	7,843,840
Los Angeles, Harbor Development Revenue, 7.60% due 10/01/18	140,000	178,751
Los Angeles, Wastewater System Revenue Refunding, Series A, MBIA Insured, 5.87% due 06/01/24	2,250,000	2,380,253
Los Angeles County, Transportation Commission, Sales Tax Revenue, Proposition C, Second Series A, MBIA Insured, 6.25% due 07/01/13	7,980,000	8,142,792
Los Banos Unified School District, Election of 1995, FGIC Insured, 5% due 08/01/25	1,005,000	994,096
Manhattan Beach Unified School District Series A, FGIC Insured, 0% due 09/01/16	2,690,000	1,326,574
Marin Municipal Water District Water Revenue, MBIA Insured, 5.65% due 07/01/23	2,000,000	2,041,140
Maritime Infrastructure Authority, Airport Revenue, San Diego University, Port District Airport, AMBAC Insured, AMT, 5% due 11/01/20	9,500,000	9,488,030
Metropolitan Water District, Southern California Waterworks Revenue, 5.50% due 07/01/19	2,500,000	2,550,850
Modesto High School District, Stanislaus County, Capital Appropriation Series A, FGIC Insured, 0% due 08/01/26	4,000,000	1,043,520
Modesto Irrigation District COP, Refunding and Capital Improvement,
Series A, FSA Insured, 5% due 07/0/131	1,000,000	981,960
Series B, 5.30% due 07/01/22	2,970,000	2,969,941
Montebello Unified School District, Capital Appropriation FGIC Insured, 0% due 08/01/17	2,150,000	996,611
Mt. Diablo Unified School District, FSA Insured, 5% due 08/01/24	1,000,000	990,710
Natomas Unified School District, 1999 Refunding, MBIA Insured, 5.95% due 09/01/21	1,000,000	1,134,570
New Haven Unified School District Refunding, MBIA Insured, 5.75% due 08/01/11	925,000	942,039
Northern California Power Agency Public Power Revenue Refunding, Hydroelectric Project 1, Series A,
AMBAC Insured, 7.50% due 07/01/23	50,000	64,928
MBIA Insured, 6.25% due 07/01/12	1,500,000	1,530,600
Oakland Building Authority Lease Revenue, Elihu M. Harris, Series A, AMBAC Insured, 5% due 04/01/23	2,330,000	2,317,907
Pacifica, COP, Street Improvement Project, AMBAC Insured, 5.875% due 11/01/29	1,105,000	1,191,433
Palo Alto Unified School District, Series B, 5.375% due 08/01/18	1,250,000	1,297,538

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas California Municipal Bond Fund	(continued)

	face amount	value (note 1)
Pomona Unified School District, Series C, FGIC Insured, 6% due 08/01/25	$500,000	$555,545
Puerto Rico Commonwealth, Electric Power Authority, Power Revenue,
Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,011,520
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,116,490
Series Z, 5.25% due 07/01/21	2,000,000	2,012,140
Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation Revenue, Series A, 5% due 07/01/38	3,500,000	3,326,610
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Series A, 5.50% due 10/01/32	1,000,000	1,042,110
Puerto Rico Commonwealth, Public Finance Corp., Commonwealth Appropriation,
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,287,340
Series E, 5.50% due 08/01/29	2,250,000	2,296,958
Puerto Rico Commonwealth, Public Improvement, 5% due 07/01/27	1,000,000	969,870
FSA Insured, 5.125% due 07/01/30	2,000,000	2,009,440
MBIA Insured, Series A, 5.50% due 07/01/13	1,000,000	1,120,200
MBIA Insured, Series A, 5.50% due 07/01/14	1,000,000	1,118,610
Puerto Rico Ports Authority Revenue, American Airlines, Series A, AMT, 6.25% due 06/01/26	1,800,000	1,458,288
Puerto Rico Public Buildings Authority, Guaranteed Revenue, Series D, 5.375% due 07/01/33	4,500,000	4,539,825
Sacramento Sanitation District Financing Authority Revenue, AMBAC Insured, 5% due 12/01/27	1,250,000	1,232,425
Salinas Unified High School District, Series A, MBIA Insured, 5.375% due 06/01/22	1,180,000	1,226,929
San Bernardino County, COP, Medical Center Financing Project, MBIA Insured, 5% due 08/01/28	1,500,000	1,467,825
San Diego, COP, 5.25% due 10/01/28	1,000,000	990,070
San Diego, Public Safety Communication Project, 6.50% due 07/15/09	1,525,000	1,804,853
San Diego Unified School District, FSA Insured, 5% due 07/01/26	6,490,000	6,409,524
San Diego, Water Utility Fund Net System Revenue, COP, FGIC Insured, 4.75% due 08/01/28	1,000,000	944,260
San Francisco City and County, FGIC Insured, 5.50% due 06/15/13	1,145,000	1,211,857
San Francisco City and County, COP,
San Bruno Jail # 3, AMBAC Insured, 5.25% due 10/01/33	4,000,000	4,028,960
San Francisco City and County Airport Commission, International Airport Revenue,
Issue 17, Second Series, FSA Insured, 4.75% due 05/01/29	2,500,000	2,348,350
Atlas California Municipal Bond Fund	(continued)

	face amount	value (note 1)
Issue 23B, Second Series, FGIC Insured, 5% due 05/01/24	$3,000,000	$2,960,550
San Francisco City and County Sewer Revenue Refunding, AMBAC Insured, 6% due 10/01/11	2,280,000	2,351,090
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
0%/7.40% due 01/01/07 (d)	1,000,000	1,196,080
0%/7.50% due 01/01/09 (d)	1,000,000	1,239,260
San Jose Redevelopment Agency Tax Allocation, Merged Area Redevelopment Project Refunding, MBIA Insured, 5% due 08/01/20	2,500,000	2,506,400
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects, Series A, FSA Insured, 5.125% due 07/15/32	2,145,000	2,144,936
Sanger Unified School District, MBIA Insured, 5.60% due 08/01/23	2,530,000	2,752,008
Santa Barbara, Revenue COP, Retirement Services, 5.75% due 08/01/20	2,000,000	2,174,620
Santa Clara Valley Transportation Authority, Sales Tax Revenue, MBIA Insured, Series A, 5% due 06/01/18	2,000,000	2,038,880
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A, Series B, MBIA Insured,
7.25% due 08/01/07	500,000	600,100
7.25% due 08/01/13	2,000,000	2,545,560
Saugus Unified School District, Series A, MBIA Insured, 5.65% due 09/01/11	2,035,000	2,167,316
South Whittier, Elementary School District, Capital Appropriation, Series A, FGIC Insured,
0% due 08/01/13	500,000	300,615
0% due 08/01/14	250,000	141,215
Southern California Rapid Transit District, COP, Workers Compensation Fund, MBIA Insured, 6% due 07/01/10	1,000,000	1,023,760
State, General Obligation,
5.25% due 02/01/28	5,000,000	5,018,450
5.50% due 06/01/25	1,590,000	1,634,091
Series BH, AMT, 5.60% due 12/01/32	1,000,000	1,004,430
State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC Insured, 5.35% due 12/01/27	2,000,000	2,025,020
State Department of Water Resources Revenue, Central Valley Project,
Series J-3, Unrefunded, 5.50% due 12/01/23	2,190,000	2,190,745
Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,002,140
State Educational Facilities Authority Revenue Refunding,
College of Arts, 5.75% due 06/01/25	2,000,000	1,979,800
Dominican University, 5.75% due 12/01/30	1,000,000	1,013,940
Loyola Marymount University, MBIA Insured, 5% due 10/01/22	700,000	699,062
Pepperdine University, 5.75% due 09/15/30	2,000,000	2,096,000

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Bond Fund	(continued)

	face amount	value (note 1)
Pepperdine University, MBIA Insured, 6.10% due 03/15/14	$2,595,000	$2,802,055
Santa Clara University, MBIA Insured, 5.75% due 09/01/18	3,255,000	3,361,113
Scripps College, 5% due 08/01/31	500,000	478,565
Stanford University, Series R, 5% due 11/01/21	2,000,000	2,007,280
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,685,136
State Health Facilities Financing Authority Revenue Refunding, Scripps Health, Series A, MBIA Insured, 5% due 10/01/22	500,000	496,185
Stanford Health Care, Series A, FSA Insured, 5% due 11/15/28	1,000,000	979,850
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program,
Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	2,000,000	2,104,300
Series B, AMBAC Insured, AMT, 5.25% due 02/01/28	1,915,000	1,906,880
Series F, MBIA Insured, AMT, 6.10% due 08/01/15	1,000,000	1,024,040
Series H, AMT, 6.15% due 08/01/16	2,020,000	2,124,151
Series I, MBIA Insured, AMT, 5.65% due 08/01/17	1,400,000	1,457,092
Series K, MBIA Insured, 6.15% due 08/01/16	3,000,000	3,201,330
Series L, MBIA Insured, AMT, 5.55% due 08/01/05	300,000	318,257
Series Q, MBIA Insured, 5.85% due 08/01/16	1,000,000	1,067,370
Kaiser Hospital, Assistance I - Limited Liability Co., Series A, 5.55% due 08/01/31	3,500,000	3,485,790
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.25% due 02/01/26	2,000,000	2,029,420
State Pollution Control Financing Authority, Pollution Control Revenue, Pacific Gas & Electric Co., Series B, MBIA Insured, AMT, 5.85% due 12/01/23	1,800,000	1,828,296
State Public Works Board, Lease Revenue, Various University of California Projects, Series C, AMBAC Insured, 5.125% due 09/01/22	1,475,000	1,483,245
State Rural Home Mortgage Finance Authority, Single Family Revenue Refunding, Series C, AMT, 7.50% due 08/01/27	570,000	653,402
Statewide Communities Development Authority, COP, 6% due 08/01/28	2,000,000	2,039,640
Statewide Communities Development Authority, Multi-Family Revenue, Archstone/LeClub-G, 5.30% due 06/01/29	2,000,000	2,087,620
Residential-B, 5.20% due 12/01/29	2,500,000	2,660,425
Statewide Communities Development Authority, Solid Waste Disposal Facilities Revenue, Waste Management, Inc. Project, AMT, 4.95% due 04/01/11	1,000,000	1,017,620
Atlas California Municipal Bond Fund	(continued)

	face amount	value (note 1)
Stockton Health Facilities Revenue, Dameron Hospital, Series A, 5.70% due 12/01/14	$200,000	$205,912
Turlock Irrigation District Revenue Refunding, Series A, MBIA Insured, 6% due 01/01/10	500,000	574,085
University of Calfornina, Multi-Purpose Projects, Series M, FGIC Insured, 5.125% due 09/01/21	5,440,000	5,497,120
University of Puerto Rico University System Revenue Bonds, COP, Series O, MBIA Insured, 5.375% due 06/01/30	1,000,000	1,011,040
Upland, COP, San Antonio Community Hospital, 5% due 01/01/18	2,745,000	2,622,326
Upland, Unified School District, Capital Appropriation, Election of 2000, FSA Insured, 0% due 08/01/25	1,000,000	965,240
Vallejo Revenue Water Improvement Project, Series B, FGIC Insured, 6.50% due 11/01/14	4,000,000	4,431,320
Westside Unified School District Refunding, Series C, AMBAC Insured, 6% due 08/01/14	300,000	350,466

Total Bonds (cost: $249,426,513)		260,360,204

Variable Rate Demand Notes* - 4.76%
Irvine Ranch Water District, Consolidated Refunding, Series A, 1.30% due 05/01/09	1,000,000	1,000,000
Orange County, Apartment Development Revenue Aliso Creek Project B, 1.25% due 11/01/22	100,000	100,000
Orange County Water District, COP, Project B, 1.30% due 08/15/15	1,200,000	1,200,000
Rancho Mirage, Joint Powers Financing Authority, Eisenhower Medical Center,
Series A, 1.33% due 01/01/26	2,500,000	2,500,000
Series B, 1.33% due 01/01/26	4,800,000	4,800,000
Rancho Water District Financing Authority Revenue, Series A, 1.20% due 08/15/29	300,000	300,000
Riverside County Housing Authority, Multi-Family Housing Mortgage Revenue, 1.25% due 08/01/25	400,000	400,000
Southern California Public Power Authority Transmission Project, Revenue Refunding, Southern Transmission, Series A, FSA Insured, 1.25% due 07/01/23	200,000	200,000
Statewide Communities Development Authority, COP, Citrus Valley Partners, Inc., Citrus Valley Medical Center, Inc., and Foothill Hospital, MBIA Insured, 1.30% due 04/01/28	1,600,000	1,600,000
John Muir/Mt. Diablo Health, AMBAC Insured, 1.30% due 08/15/27	900,000	900,000

Total Variable Rate Demand Notes (cost: $13,000,000)		13,000,000

Total Securities (cost: $262,426,513) - 100.14%		273,360,204
Other Assets and Liabilities, Net - (.14)%		(391,531)

Net Assets - 100.00%		$272,968,673

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas National Municipal Bond Fund

	face amount	value (note 1)
Bonds - 95.53%
A B C California Unified School District, Capital Appropriation, Series B, FGIC Insured, 0% due 08/01/24	$1,715,000	$504,090
Alabama State Docks Department, Docks Facilities Revenue, MBIA Insured, AMT, 6.10% due 10/01/13	1,000,000	1,079,790
Anchorage, Alaska, Electric Utility Revenue Refunding, Senior Lien, MBIA Insured, 8% due 12/01/10	985,000	1,259,529
Birmingham, Michigan, City School District, FSA Insured, 4.75% due 11/01/24	2,000,000	1,879,240
Broward County, Florida, Resource Recovery Revenue, Wheelabrator South-B, 4.50% due 06/01/11	500,000	490,265
Calcasieu Parish, Louisiana, Public Trust Authority, Student Lease Revenue, McNeese Student Housing Project, MBIA Insured, 5.25% due 05/01/33	1,295,000	1,297,862
Capital Trust Agency, Florida, Revenue, Seminole Tribe Convention A, 10% due 10/01/33	610,000	612,507
Charles City County, Virginia, Industrial Development Authority, Solid Waste Disposal Facilities Revenue, Waste Management Virginia, Inc. Project, AMT, 4.875% due 02/01/09	1,000,000	961,400
Chatham County, Georgia, Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 01/01/24	1,000,000	1,034,000
Chicago, Illinois, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement, 7.25% due 12/01/12	1,500,000	1,901,895
Chicago, Illinois, Park District Aquarium & Museum, Series B, 6.50% due 11/15/13	1,500,000	1,683,225
Colorado Department of Transportation, Revenue Anticipation Notes, Series A, MBIA Insured, 5.25% due 06/15/10	1,000,000	1,095,940
Colorado Educational & Cultural Facilities Authority Revenue, 5.875% due 04/01/22	500,000	501,605
Colorado Housing Finance Authority, Single Family Program, Senior Series A-1, AMT, 7.40% due 11/01/27	375,000	389,963
Colorado Public Highway Authority, E-470, Capital Appropriation Senior Series B, MBIA Insured, 0% due 09/01/21	2,000,000	693,580
Connecticut State Health & Educational Facilities Authority Revenue, 5.125% due 07/01/27	2,700,000	2,701,404
Cook County, Illinois, MBIA Insured, 7.25% due 11/01/07	620,000	722,939
Dallas-Fort Worth, Texas, International Airport Revenue, Refunding and Improvement, Series A, FGIC Insured, AMT, 5.50% due 11/01/31	1,500,000	1,509,675
Delaware Valley, Pennsylvania, Regional Financing Authority, Local Government Revenue, Series A, AMBAC Insured, 5.50% due 08/01/28	1,000,000	1,050,760
Atlas National Municipal Bond Fund	(continued)

	face amount	value (note 1)
Foothill/Eastern Corridor Agency, California, Toll Road Refunding, 5.75% due 01/15/40	$2,000,000	$2,010,140
Illinois Health Facilities Authority Revenue Refunding, Northwestern Medical Facilities Foundation, MBIA Insured, 5.125% due 11/15/28	1,000,000	973,840
Illinois State General Obligation, FSA Insured, 5.375% due 05/01/13	2,000,000	2,162,740
Indianapolis, Indiana, Airport Authority Revenue, Special Facilities, Federal Express Corp., AMT, 7.10% due 01/15/17	500,000	534,470
Jones County, Mississippi, Hospital Revenue, South Central Regional Medical Center, 5.50% due 12/01/17	250,000	239,950
Kansas City, Kansas, Utility System Revenue, Unrefunded Balance, FGIC Insured, 6.375% due 09/01/23	1,010,000	1,105,496
Kentucky Economic Development Financing Authority, Healthcare Systems Revenue, Norton Healthcare, Inc., Series A, 6.50% due 10/01/20	1,000,000	1,018,300
Kern, California, High School District, Series 1990-C Election, MBIA Insured, 6.25% due 08/01/10	545,000	646,844
Lakota, Ohio, Local School District, AMBAC Insured, 7% due 12/01/09	1,740,000	2,104,739
Maine State Housing Authority Mortgage Purchase, Series A-1, AMBAC Insured, AMT, 6.40% due 11/15/14	1,400,000	1,438,430
Maricopa County, Arizona, Unified School District 69, Paradise Valley Refunding, MBIA Insured, 6.35% due 07/01/10	600,000	701,448
Massachusetts State Health & Educational Facilities Authority Revenue, Series E, MBIA Insured, 6.55% due 10/01/22	500,000	515,890
Massachusetts State Industrial Finance Agency Revenue, 5.65% due 10/01/18	500,000	501,585
Metropolitan Pier & Exposition Authority, Illinois, Dedicated State Tax Revenue, McCormick Place Expansion Project, Capital Appropriation, FGIC Insured, 0% due 06/15/29	4,000,000	849,400
Prerefunded, Series A, 7.25% due 06/15/05	35,000	39,645
Prerefunded, Series A, 7.25% due 06/15/05	105,000	119,129
Unrefunded, Series A, 7.25% due 06/15/05	110,000	123,444
Metropolitan Transportation Authority, New York, Service Contract,
Series A, 5.75% due 01/01/18	1,000,000	1,107,700
Series A, 5.125% due 01/01/29	1,000,000	969,690
Metropolitan Transportation Authority, New York, Transportation Facilities Revenue, Series 8, 5.375% due 07/01/21	1,000,000	1,116,740
Mississippi Higher Education Assistance Corp., Student Loan Revenue, Series C, AMT, 6.05% due 09/01/07	395,000	403,923
Mohegan Tribe Indians, Connecticut, Gaming Authority, Public Improvement, Priority Distribution, 6.25% due 01/01/31	1,000,000	1,020,810

The accompanying notes are an integral part of these financial statements.

Atlas National Municipal Bond Fund	(continued)

	face amount	value (note 1)
Nevada Housing Division, Single Family Mortgage, Series C, AMT, 6.60% due 04/01/14	$650,000	$704,717
New Hampshire State Business Financing Authority, Pollution Control Revenue, Central Maine Power Co., 5.38% due 05/01/14	2,000,000	2,035,820
New York City, New York, General Obligation,
Series C, 5.25% due 03/15/32	1,000,000	976,390
Series D, 5.25% due 06/01/27	1,000,000	985,740
Series F, 6% due 08/01/11	500,000	535,715
Series I, 5.875% due 03/15/14	500,000	526,255
Series L, 5.75% due 08/01/12	500,000	531,655
New York City, New York, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Prerefunded,
Series B, 6% due 06/15/33	625,000	729,919
Series B, 6% due 06/15/33	375,000	432,330
New York City, New York, Transitional Financing Authority Revenue, Future Tax Secured, Series B, 5% due 05/01/30	1,000,000	957,500
New York State Highway Authority, Service Contract Revenue, Local Highway and Bridge, 5% due 04/01/17	1,000,000	1,014,240
New York State Urban Development Corp. Revenue, Correctional Facilities, Series A, 5.50% due 01/01/16	1,000,000	1,038,930
North Carolina State Public Improvement, Series A, General Obligation, 5.10% due 09/01/16	3,000,000	3,169,650
Northern California Power Agency, Public Power Revenue Refunding, Hydroelectric Project 1, Series A, MBIA Insured, 6.25% due 07/01/12	750,000	765,300
Ohio State Air Quality Development Authority Revenue, Pollution Control, Series B, 6% due 08/01/20	1,500,000	1,503,494
Orange County, Florida, Health Facilities Authority Revenue, 5.75% due 12/01/32	1,000,000	994,260
Phoenix, Arizona, Civic Improvement Corp., Water System Revenue, FGIC Insured, 5.25% due 07/01/28	1,000,000	1,068,380
Pinal County, Arizona, Unified School District 43, Apache JCT, Series A, FGIC Insured, 6.80% due 07/01/09	425,000	505,333
Port of Seattle, Washington, Revenue, Series B, MBIA Insured, AMT, 5.625% due 02/01/24	1,000,000	1,023,680
Puerto Rico Commonwealth, Infrastructure Financing Authority, Series A, 5.50% due 10/01/32	1,000,000	1,042,110
Puerto Rico Commonwealth, Public Improvement, Series A, MBIA Insured, 5.50% due 07/01/14	500,000	559,305
Puerto Rico Commonwealth Electric Power Authority, Power Revenue Refunding, Series Z, 5.25% due 07/01/21	1,000,000	1,006,070
Puerto Rico Public Buildings Authority Revenue, Series D, 5.25% due 07/01/27	1,000,000	1,002,540
Salt Lake City, Utah, Hospital Revenue, IHC Hospitals, Inc., MBIA Insured, 6.25% due 02/15/23	2,000,000	2,050,240
Atlas National Municipal Bond Fund	(continued)

	face amount	value (note 1)
Steubenville, Ohio, Hospital Revenue, Triniey Health, Clinic Building Center, 6.50% due 10/01/30	$1,000,000	$1,049,990
Superior, Wisconsin, Limited Obligation Revenue Refunding, Midwest Energy Resources, Series E, FGIC Insured, 6.90% due 08/01/21	500,000	617,934
Tallassee, Alabama, Industrial Development Board Revenue Refunding, Dow United Technologies Corp., Series B, 6.10% due 08/01/14	1,000,000	1,139,450
Texas Health Facilities Development Corp., Hospital Revenue, Cook-Fort Worth Children’s Center Refunding, FGIC Insured, 6.25% due 12/01/12	1,000,000	1,040,080
Tucson, Arizona, Water Revenue, FGIC Insured, 5.50% due 07/01/17	2,250,000	2,452,613
University of California Revenue, Multiple Purpose Projects, Series M, FGIC Insured, 5.125% due 09/01/22	1,000,000	1,008,300
Vermont Educational and Health Buildings Financing Agency, Norwich University Project, 5.50% due 07/01/21	1,000,000	964,600
Washington State Public Power Supply,
Series A, Prerefunded, 7.25% due 07/01/06	470,000	548,199
Series B, Unrefunded, 7.25% due 07/01/06	30,000	34,476

Total Bonds (cost: $71,447,414)		75,089,237

Variable Rate Demand Notes* - 3.12%
Chicago, Illinois, Series B, 1.55% due 01/01/12	200,000	200,000
Grand Forks, North Dakota, Hospital Facilities Revenue, United Hospital Obligation Group Project, 1.85% due 12/01/16	500,000	500,000
Hawaii, State Housing Finance and Development Corp. Revenue, Rental Housing System, Series 89A, 1.67% due 07/01/24	200,000	200,000
Indiana Health Facilities Financing Authority Revenue, Project B, 1.60% due 01/01/16	200,000	200,000
Iowa Higher Educational Loan Authority Revenue, Private College Facilities, Loras College Project, 1.95% due 11/01/30	400,000	400,000
Lancaster County, Nebraska, Hospital Authority, Immanuel Health System, Series A, 1.35% due 07/01/30	200,000	200,000
Massachusetts State General Obligation, Central Artery, Series B, 1.30% due 12/01/30	400,000	400,000
Massachusetts State Health & Educational Facilities Authority Revenue, Series F, 1.30% due 11/01/26	200,000	200,000
New York City, New York, Health and Hospital Corp. Revenue, Health System, Series E-RMK, 1.45% due 02/15/26	150,000	150,000

Total Variable Rate Demand Notes (cost: $2,450,000)		2,450,000

Total Securities (cost: $73,897,414) - 98.65%		77,539,237
Other Assets and Liabilities, Net - 1.35%		1,064,355

Net Assets - 100.00%		$78,603,592

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Strategic Income Fund

	face amount or units (j)	value (note 1)
Mortgage-Backed Obligations - 51.45%
Commercial - 8.56%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series 1997-D5, Cl. B2, 6.93% due 02/14/43 (f)	$400,000	$60,000
Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through Certificates, Series 2001-D, Cl. M2, 3.59% due 11/15/32 (c)(f)	1,000,000	992,813
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations, Series 2000-A, Cl. B, 2.94% due 08/15/25 (a)(c)(f)	455,016	182,006
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 8.179% due 04/29/39 (a)(c)(f)	100,000	94,281
Series 1997-CHL1, Cl. E, 8.179% due 04/29/39 (a)(c)(f)	150,000	121,172
GMAC Commercial Mortgage Securities, Inc.,
Interest-Only Stripped Mortgage-Backed Security Pass-Through Certificates, Series 1997-C1, Cl. X, 1.631% due 07/15/29 (g)	805,572	50,199
Mortgage Pass-Through Certificates, Series 1997-C1, Cl. G, 7.414% due 07/15/29	120,000	96,704
Mortgage Pass-Through Certificates, Series 1997-C2, Cl. F, 6.75% due 04/16/29	100,000	59,160
Lehman ABS Manufactured Housing Contract, Commercial Mtg. Pass-Through Certificates, Series 2001-B,Cl. A4, 5.27% due 09/15/18	1,000,000	1,013,750
Lehman Structured Securities Corp., Collateralized Mtg. Obligations, Series 2001-GE4, Cl. A, 6.658% due 10/25/30 (c)	468,516	458,999
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 7.42% due 02/15/28 (a)(c)	97,137	83,830
Series 1997-HF1, Cl. F, 6.86% due 07/15/29 (a)	50,000	47,215
Series 1997-RR, Cl. D, 7.742% due 04/30/39 (a)(c)	200,000	178,298
Series 1997-RR, Cl. E, 7.742% due 04/30/39 (a)(c)	75,000	55,299
Series 1997-RR, Cl. F, 7.742% due 04/30/39 (a)(c)	175,000	107,920
Series 1997-XL1, Cl. G, 7.695% due 10/03/30 (a)	60,000	55,237
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-MC1, Cl. G, 7.15% due 06/15/06 (a)	1,850,000	1,764,258
Series 1996-MC2, Cl. F, 5.75% due 12/21/26	1,050,000	929,985
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD, 8.75% due 01/25/29 (f)	80,006	64,405
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306% due 10/06/15	$2,000,000	$2,102,500
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through Certificates, Series 1996-C1, Cl. F, 8.648% due 01/20/28 (c)	250,000	216,250
Strategic Hotel Capital, Inc., Commercial Mtg. Obligations, Series 2001-SCH1, Cl. E, 4.04% due 04/17/06 (a)(c)(f)	498,957	459,040
Structured Asset Securities Corp.,
Multiclass Pass-Through Certificates, Series 1995-C4, Cl. E, 9.032% due 06/25/26 (a)(c)(f)	13,276	13,276
NIM Trust, Collateralized Mtg. Obligations, Series 2001-1, Cl. A, 7.50% due 07/25/30 (a)(f)	38,498	38,257
Washington Mutual Mortgage Loan Trust, Commercial Mtg. Obligations, Series 2001-S9, Cl. A12, 6.75% due 09/25/31 (f)	1,174,598	1,190,596
Government Agency - 41.53%
Federal Home Loan Mortgage Corp.,
Gtd. Multiclass Mtg. Pass-Through Certificates, Series 151, Cl. F, 9% due 05/15/21	112,930	119,473
Interest-Only Stripped Mtg.-Backed Security, Series 194, Cl. IO, 6.50% due 04/01/28 (g)	11,361,595	2,332,001
Interest-Only Stripped Mtg.-Backed Security, Series 208, Cl. IO, 7% due 06/01/30 (g)	2,788,119	453,069
Sr. Unsec. Nts., 5.75% due 09/15/10 (EUR)	285,000	292,225
Federal National Mortgage Association,
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Trust 1993-202, 6.50% due 02/25/22	1,000,000	1,051,355
Collateralized Mtg. Obligations, Trust 2002-28, Cl. PG, 6.50% due 01/25/27	5,000,000	5,143,750
Gtd. Real Estate Mtg., Investment Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, 7% due 02/01/28 (g)	800,117	150,057
Sr. Unsec. Nts., 2.125% due 10/09/07 (JPY)	140,000,000	1,276,374
Unsec. Nts., 1.75% due 03/26/08 (JPY)	90,000,000	807,252
Unsec. Nts., 5.25% due 04/15/07	1,150,000	1,192,332
Federal National Mortgage Association,
6.00% TBA due 07/16/31	800,000	798,000
6.50% TBA due 07/01/28	28,950,000	29,511,051
6.50% due 05/01/29	264,699	270,758
6.50% due 05/01/32	1,798,454	1,836,162
7.00% due 07/01/26	277,391	287,592
7.00% due 01/01/28	443,845	460,169
Government National Mortgage Association,
7% due 03/15/28	1,816,599	1,892,171
7% due 07/15/28	474,719	494,468

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Government National Mortgage Association, Gtd. Multiclass Mtg. Participation Certificates, Series 1999-27, Cl. PQ, 7.50% due 08/16/28	$2,144,000	$2,287,369
Residential - 1.36%
Impac Secured Assets CMN Owner Trust, Home Equity Collateralized Mtg. Obligations, Series 2001-5, Cl. M1, 7.25% due 08/25/31	500,000	520,625
Norwest Asset Securities Corp., Collateralized Mtg. Obligations, Mtg. Pass-Through Certificates, Series 1999-20, Cl. A13, 6.75% due 08/25/29	1,131,063	1,140,745

Total Mortgage-Backed Obligations (cost: $64,710,338)		62,752,448

U.S. Government Obligations - 5.34%
U.S. Treasury Bonds,
5.375% due 02/15/31	350,000	342,724
6.25% due 05/15/30	400,000	433,297
6.50% due 11/15/26	542,000	599,391
8.875% due 02/15/19	325,000	442,041
U.S. Treasury Notes,
5.50% due 01/31/03 (k)	2,115,000	2,160,030
6.50% due 02/15/10 (k)	760,000	849,589
6.75% due 05/15/05 (k)	300,000	327,420
7.00% due 07/15/06 (k)	1,218,000	1,360,495

Total U.S. Government Obligations (cost: $6,290,681)		6,514,987

Foreign Government Obligations - 17.61%
Algeria - .11%
Algeria (Republic of) Nts., 2.875% due 03/04/10 (c)(f)	152,731	134,403
Argentina - .35%
Argentina (Republic of),
2.79% Unsub. Bonds, Series 2031, due 06/19/31 (b)	121,900	20,723
3.063% Series 2018 due 06/19/18 (b)	504,094	79,395
6% Par Bonds due 03/31/23 (b)	155,000	68,013
11.375% Bonds due 03/15/10 (b)	210,000	39,900
11.75% Bonds due 06/15/15 (b)	905,000	156,112
11.75% Unsec. Unsub. Bonds due 04/07/09 (b)	250,000	47,500
12.375% Unsec. Bonds due 02/21/12 (b)	60,000	12,000
Argentina Bocon Local 2782, Zero Coupon due 04/01/07 (ARS)	85,000	101
Argentina Bocon Local 2825, Zero Coupon due 04/01/07 (ARS)	85,000	101
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series PBA1, Zero Coupon due 04/01/07 (ARS) (b)(f)	61,356	7,055
Austria - .63%
Austria (Republic of),
3.40% due 10/20/04 (EUR)	150,000	146,010
4.30% due 07/15/03 (EUR)	75,000	74,495
5.00% Sr. Unsec. Unsub. Nts., Series MTNI due 07/15/12 (EUR)	130,000	127,030
5.50% Series EMTN due 10/20/07 (EUR)	290,000	296,231
6.25% due 07/15/27 (EUR)	115,000	125,788
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Belgium - .55%
Belgium (Kingdom of),
5% Bonds due 09/28/11 (EUR)	$55,000	$53,760
5.50% due 03/28/28 (EUR)	135,000	134,077
6.25% Series 26 due 03/28/07 (EUR)	305,000	321,715
7.25% Debs. due 04/29/04 (EUR)	150,000	156,529
Brazil - .37%
Brazil (Federal Republic of), 8.875% due 04/15/24	925,000	448,625
Bulgaria - .05%
Bulgaria (Republic of), 2.813% Interest Arrears Debs., Series PDI, due 07/28/11 (c)	73,500	65,323
Canada - .19%
Canada (Government of), 5.50% due 06/01/09 (CAD)	350,000	233,667
Chile - .06%
Chile (Republic of), 7.125% due 01/11/12	75,000	75,797
Colombia - .47%
Colombia (Republic of),
8.375% Unsec. Unsub. Bonds due 02/15/27	110,000	78,045
10.00% due 01/23/12	115,000	109,825
11.375% Unsec. Unsub. Nts. due 01/31/08 (EUR)	295,000	282,463
11.75% Unsec. Unsub. Bonds due 02/25/20	110,000	107,360
Dominican Republic - .15%
Dominican Republic, 9.50% Unsec. Unsub. Bonds due 09/27/06 (a)	175,000	184,625
Ecuador - .33%
Ecuador (Republic of), 5% Unsec. Bonds due 08/15/30 (c)	830,000	399,645
Finland - .80%
Finland (Republic of), 5.75% due 02/23/11 (EUR)	945,000	976,984
France - 2.17%
France (Government of),
3.50% Treasury Nts. due 07/12/04 (EUR)	730,000	712,661
3.75% Treasury Nts. due 01/12/07 (EUR)	1,525,000	1,458,986
5% Obligations Assimilables du Tresor Bonds due 04/25/12 (EUR)	265,000	260,720
5.75% Obligations Assimilables du Tresor Bonds due 10/25/32 (EUR)	200,000	210,522
Germany - 2.12%
Germany (Republic of),
4% Series 139 due 02/16/07 (EUR)	1,490,000	1,440,805
5% Series 01 due 07/04/11 (EUR)	250,000	248,312
5.50% due 01/04/31 (EUR)	215,000	219,283
6.75% Treuhandanstalt Gtd. Nts. due 05/13/04 (EUR)	660,000	683,591
Great Britain - .81%
United Kingdom Treasury Bonds,
7.75% due 09/08/06 (GBP)	340,000	570,223
8% due 12/07/15 (GBP)	215,000	422,365
Greece - .34%
Greece (Republic of),
4.65% Sr. Unsub. Bonds due 04/19/07 (EUR)	135,000	132,857
5.35% Bonds due 05/18/11 (EUR)	285,000	283,295

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Hungary - .20%
Hungary (Government of) Bonds, 6.25% Series 07/D, due 06/12/07 (HUF)	$65,710,000	$241,889
Italy - .20%
Italy (Republic of), 0.375% Treasury Bonds, Buoni del Tesoro Poliennali due 10/10/06 (JPY)	29,000,000	243,020
Ivory Coast - .03%
Ivory Coast (Government of) Past Due Interest Bonds, Series F, 1.90% due 03/29/18 (FRF) (b)(c)(f)	952,875	33,122
Mexico - 1.58%
United Mexican States,
5.01% due 12/31/19 (DEM)	380,000	315,637
8.30% Series MTN due 08/15/31	745,000	722,650
11.50% due 05/15/26	700,000	887,950
Netherlands - .82%
Netherlands (Government of),
Zero Coupon Treasury Bills due 09/30/02 (EUR)	230,000	224,893
5% due 07/15/11 (EUR)	60,000	59,111
5.50% due 01/15/28 (EUR)	155,000	156,003
5.75% Series 1 due 02/15/07 (EUR)	365,000	377,449
5.75% due 01/15/04 (EUR)	175,000	177,553
Nigeria - .04%
Nigeria (Federal Republic of), 5.092% Promissory Nts., Series RC due 01/05/10	110,000	42,900
Panama - .45%
Panama (Republic of),
2.625% Past Due Interest Debs. due 07/17/16 (c)	166,087	130,938
4.75% Interest Reduction Bonds due 07/17/14 (c)	171,296	141,319
9.375% due 07/23/12	80,000	75,200
9.625% due 02/08/11	210,000	203,700
Peru - .26%
Peru (Republic of), Zero Coupon Sr. Nts. due 02/28/16	637,486	311,603
Philippines - .56%
Philippines (Republic of),
8.875% Unsec. Bonds due 04/15/08	120,000	124,200
9.375% Bonds due 01/18/17	245,000	249,900
9.875% Unsec. Bonds due 01/15/19	315,000	307,913
Poland - .45%
Poland (Republic of),
6% Past Due Interest Bonds due 10/27/14 (c)	245,000	246,225
8.50% Series 1106 due 11/12/06 (PLN)	1,210,000	304,861
Portugal - .04%
Portugal (Republic of), 5.85% Obrig Do Tes Medio Prazo Unsec. Unsub. Bonds due 05/20/10 (EUR)	50,000	51,863
Russia - 1.90%
Russia (Government of),
3% Debs., Series VI due 05/14/06	1,370,000	1,073,669
5% Unsec. Unsub. Bonds due 03/31/30 (a)(e)	375	260
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Russian Federation,
5% Unsub. Nts. due 03/31/30 (c)	$875	$607
8.75% Unsec. Unsub. Nts. due 07/24/05	215,000	223,106
Russian Ministry of Finance Debs., Series V,
3% due 05/14/08	1,510,000	1,019,250
South Africa - .32%
South Africa (Republic of),
7.375% due 04/25/12	140,000	138,796
8.50% Unsec. Nts. due 06/23/17	80,000	83,600
9.125% Unsec. Nts. due 05/19/09	150,000	168,375
Spain - .33%
Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
4.25% due 07/30/02 (EUR)	210,000	207,517
5.75% due 07/30/32 (EUR)	190,000	197,195
Turkey - .12%
Turkey (Republic of),
11.875% Sr. Unsec. Unsub. Nts. due 01/15/30	135,000	114,345
12.375% Sr. Unsub. Bonds due 06/15/09	30,000	27,863
Ukraine - .09%
Ukraine (Republic of), 11% Sr. Unsec. Nts. due 03/15/07	105,020	106,648
Venezuela - .72%
Venezuela (Republic of),
2.875% Debs., Series DL due 12/18/07 (c)	857,130	631,911
3.313% Front-Loaded Interest Reduction Bonds, Series B due 03/31/07 (c)	119,045	88,689
9.25% Bonds due 09/15/27	255,000	159,375

Total Foreign Government Obligations (cost: $20,788,189)		21,478,022

Loan Participations - .40%
Deutsche Bank AG, OAO Gazprom Loan Participation Nts.,
9.50% due 02/19/03	165,000	167,871
10% due 12/09/02 (f)	270,000	273,915
Morocco (Kingdom of), Loan Participation Agreement, Tranche A, 2.75% due 01/05/09 (c)(f)	60,000	53,100

Total Loan Participations (cost: $498,487)		494,886

Corporate Bonds and Notes - 36.07%
Advertising - .16%
Key3Media Group, Inc., 11.25% Sr. Sub. Nts. due 06/15/11	200,000	90,000
Lamar Advertising Co., 9.625% Sr. Unsec. Sub. Nts. due 12/01/06	100,000	103,000
Aerospace & Defense - .60%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts. due 05/15/11	200,000	209,000
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B due 10/15/08	75,000	74,250
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts. due 05/01/11	100,000	93,000
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts. due 04/15/09	100,000	57,000

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
L-3 Communications Corp., 7.625% Sr. Sub. Nts. due 06/15/12 (a)	$150,000	$150,375
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B due 09/01/07	50,000	41,500
Transdigm, Inc., 10.375% Sr. Sub. Nts. due 12/01/08 (a)	100,000	102,500
Agricultural Products - .17%
Dole Foods Co., Inc., 7.25% due 05/01/09 (a)	200,000	204,496
Air Freight & Couriers - .08%
Atlas Air, Inc., 9.375% Sr. Unsec. Nts. due 11/15/06	200,000	100,000
Airlines - .27%
Amtran, Inc., 10.50% Sr. Nts. due 08/01/04	450,000	324,000
Airport Services - .04%
Budget Group, Inc., 9.125% Sr. Unsec. Nts. due 04/01/06 (b)	200,000	48,000
Alternative Carriers - .40%
360networks, Inc., 13.00% Sr. Unsec. Nts. due 05/01/08 (EUR) (b)(f)	50,000	123
American Tower Corp., 9.375% Sr. Nts. due 02/01/09	100,000	55,000
COLO.com, Inc., 13.875% Sr. Nts. due 03/15/10 (a)(b)(f)	50,000	625
Focal Communications Corp.,
11.875% Sr. Unsec. Nts., Series B due 01/15/10 (f)	10,000	1,600
0%/12.125% Sr. Unsec. Disc. Nts. due 02/15/08 (d)	20,000	1,400
Intermedia Communications, Inc.,
8.50% Sr. Nts., Series B due 01/15/08	100,000	31,000
0%/12.25% Sr. Disc. Nts., Series B due 03/01/09 (d)	50,000	5,000
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts. due 02/15/08 (d)(f)	300,000	6,000
Level 3 Communications, Inc., 0%/10.50% Sr. Disc. Nts. due 12/01/08 (d)	300,000	57,000
Metromedia Fiber Network, Inc., 10.00% Sr. Unsec. Nts., Series B due 11/15/08 (b)	150,000	1,500
NorthPoint Communications Group, Inc., 12.875% Nts. due 02/15/10 (b)	50,000	10,000
Orion Network Systems, Inc., 12.50% Sr. Disc. Nts. due 01/15/07	200,000	99,231
PanAmSat Corp., 8.50% Sr. Nts. due 02/01/12 (a)	200,000	184,000
RCN Corp., 10.125% Sr. Unsec. Nts. due 01/15/10	107,000	27,285
Teligent, Inc., 11.50% Sr. Nts. due 12/01/07 (b)(f)	100,000	10
Viatel, Inc., 11.25% Sr. Sec. Nts. due 04/15/08 (b)(f)	100,000	500
XO Communications, Inc.,
9% Sr. Unsec. Nts. due 03/15/08 (b)	100,000	2,500
10.75% Sr. Unsec. Nts. due 11/15/08 (b)	50,000	1,250
0%/12.25% Sr. Unsec. Disc. Nts. due 06/01/09 (b)(d)	150,000	2,250
Aluminum - .38%
Century Aluminum Co., 11.75% Sr. Sec. Nts. due 04/15/08	100,000	107,500
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Great Lakes Carbon Corp., 10.25% Sr. Sub. Notes, Series B due 05/15/08 (h)	$128,000	$87,040
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Notes, Series B | due 10/15/06 (b)	250,000	195,000
12.75% Sr. Sub. Notes due 02/01/03 (b)	400,000	72,000
Apparel & Accessories - 08%
Finlay Fine Jewelry Corp., 8.375% Sr. Nts. due 05/01/08	50,000	48,937
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts. due 05/01/08	50,000	50,750
Auto Parts & Equipment - .86%
Collins & Aikman Corp., 10.75% Sr. Nts due 12/31/11 (a)	100,000	100,500
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts. due 02/15/10 (a)	175,000	178,500
Dana Corp., 9% Unsec. Nts. due 08/15/11	200,000	197,000
Delco Remy International, Inc., 11% Sr. Unsec. Sub. Nts. due 05/01/09	100,000	82,000
Dura Operating Corp., 9% Sr. Unsec. Sub. Nts., Series D due 05/01/09	300,000	291,000
Stoneridge, Inc., 11.50% Sr. Nts. due 05/01/12 (a)	200,000	202,000
Banks - 1.14%
Chohung Bank, 11.875% Sub. Nts. due 04/01/10 (c)	160,000	184,000
European Investment Bank, 3% Eligible Interest Nts. due 09/20/06 (JPY)	56,000,000	522,187
Hanvit Bank, 12.75% Unsec. Sub. Nts. due 03/01/10 (c)	200,000	233,000
Local Financial Corp., 11% Sr. Nts. due 09/08/04 (a)	50,000	53,000
Ongko International Finance Co. BV, 10.50% Sec. Nts. due 03/29/04 (a)(b)(f)	40,000	500
Tokai Preferred Capital Co. LLC, 9.98% Non-Cum. Bonds, Series A due 12/29/49 (a)(c)	240,000	203,207
Western Financial Bank, 9.625% Unsec. Sub. Debs. due 05/15/12	200,000	200,000
Broadcasting & Cable TV - 2.60%
Adelphia Communications Corp.,
10.25% Sr. Unsec. Nts. due 11/01/06 (b)	100,000	39,500
10.25% Sr. Unsec. Sub. Nts. due 06/15/11 (b)	200,000	82,000
10.875% Sr. Unsec. Nts. due 10/01/10 (b)	200,000	79,000
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B due 06/15/07	50,000	50,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.25% Sr. Unsec. Nts. due 04/01/07	50,000	33,500
8.625% Sr. Unsec. Nts. due 04/01/09	50,000	33,500
0%/9.92% Sr. Unsec. Disc. Nts. due 04/01/11 (d)	300,000	144,000
10.75% Sr. Unsec. Nts. due 10/01/09	300,000	210,750
11.125% Sr. Unsec. Nts. due 01/15/11	100,000	69,000
Classic Cable, Inc., 10.50% Sr. Sub. Nts. due 03/01/10 (b)	25,000	5,531

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts. due 03/01/12	$175,000	$175,000
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts. due 07/01/08	50,000	53,000
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts. due 12/15/05 (b)	200,000	52,000
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts. due 10/01/07	100,000	95,500
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts. due 02/01/09	400,000	370,000
Emmis Communications Corp.,
8.125% Sr. Unsec. Sub. Nts., Series B due 03/15/09	150,000	146,250
0%/12.50% Sr. Unsec. Disc. Nts. due 03/15/11 (d)	150,000	108,000
Entravision Communications Corp., 8.125% Sr. Sub.Nts. due 03/15/09 (a)	175,000	175,875
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts. due 10/01/09	100,000	92,000
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts. due 01/15/13	200,000	173,000
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	200,000	199,500
Shaw Communications, Inc., 8.54% Debs. due 09/30/27 (CAD)	80,000	47,461
Sinclair Broadcast Group, Inc.,
8% Sr. Sub. Nts. due 03/15/12	200,000	197,000
8.75% Sr. Sub. Nts. due 12/15/07	50,000	49,750
8.75% Sr. Sub. Nts. due 12/15/11	100,000	100,000
9% Sr. Unsec. Sub. Nts. due 07/15/07	100,000	100,000
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts. due 11/01/09	200,000	206,000
Telewest Communications plc, 0%/9.875% Sr. Disc. Nts. due 04/15/09 (GBP) (d)	100,000	50,302
United Pan-Europe Communications NV, 11.25% Sr. Nts., Series B due 11/01/09 (EUR) (b)	250,000	30,812
Building Products - .48%
Associated Materials Inc., 9.75% Sr. Sub. Nts. due 04/15/12 (a)	75,000	76,875
Nortek, Inc.,
9.125% Sr. Unsec. Nts., Series B due 09/01/07	400,00	405,000
9.875% Sr. Unsec. Sub. Nts. due 06/15/11	100,000	101,000
Casinos & Gaming - 2.19%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts. due 03/15/08	50,000	21,062
Aztar Corp., 9% Sr. Unsec. Sub. Nts. due 08/15/11	250,000	254,062
Boyd Gaming Corp., 8.75% Nts. due 04/15/12 (a)	175,000	175,875
Coast Hotels & Casinos, Inc., 9.50% Sr. Sub. Nts. due 04/01/09 (a)	200,000	210,000
Hollywood Casino Corp., 11.25% Sr. Sec. Nts. due 05/01/07	150,000	162,000
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B due 02/15/07	75,000	67,125
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts. due 03/15/12 (a)	$275,000	$277,750
Jupiters Ltd., 8.50% Sr. Unsec. Nts. due 03/01/06	75,000	76,500
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	104,875
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts. due 02/01/11 (l)	300,000	301,500
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts. due 03/15/10	300,000	296,250
Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts. due 07/01/10	200,000	211,500
Sun International Hotels Ltd., 8.875% Sr. Sub. Nts. due 08/15/11 (a)	300,000	306,375
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Bonds due 06/15/10 (a)	200,000	201,250
Commercial Printing - 17%
Mail-Well, Inc., 9.625% Sr. Nts. due 03/15/12 (a)	200,000	201,000
Commodity Chemicals - .42%
Equistar Chemicals LP, 8.75% Sr. Unsec. Nts. due 02/15/09	200,000	178,839
Lyondell Chemical Co.,
9.50% Sec. Nts. due 12/15/08	100,000	93,000
9.625% Sr. Sec. Nts., Series A due 05/01/07	50,000	47,750
9.875% Sec. Nts., Series B due 05/01/07	200,000	191,500
Computer Storage & Peripherals - .08%
Seagate Tech Hdd Holdings, 8% Sr. Nts. due 05/15/09 (a)	100,000	100,000
Construction & Engineering - .37%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C due 02/01/09	300,000	288,000
Spectrasite Holdings, Inc., 0%/12.00% Sr. Disc. Nts. due 07/15/08 (d)	200,000	62,000
URS Corp., 12.25% Sr. Sub. Nts., Series B due 05/01/09	100,000	100,000
Construction & Farm Machinery - .47%
Agco Corp., 9.50% Sr. Unsec. Notes due 05/01/08	200,000	211,500
Terex Corp.,
8.875% Sr. Unsec. Sub. Notes, Series C due 04/01/08	200,000	203,000
8.875% Sr. Unsec. Sub. Nts. due 04/01/08	50,000	50,750
9.25% Sr. Unsec. Sub. Notes due 07/15/11	100,000	103,500
Consumer Finance - .08%
Finova Group, Inc. (The), 7.50% Nts. due 11/15/09	300,000	99,000
SBS Agro Finance BV Bonds, 10.25% due 07/21/49 (b)(f)	75,000	3,562
Department Stores - .32%
Saks, Inc.,
8.25% Sr. Unsec. Nts. due 11/15/08	300,000	283,500
9.875% Nts. due 10/01/11	100,000	100,500
Distillers & Vintners - .08%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts. due 01/15/12	100,000	102,625

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Diversified Chemicals - .35%
Compass Minerals Group, Inc., 10% Sr. Sub. Nts. due 08/15/11	$100,000	$105,500
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec. Disc. Nts. due 12/31/09	100,000	24,000
Huntsman International LLC, 9.875% Sr. Notes due 03/01/09 (a)	175,000	175,437
ISP Holdings, Inc., 10.625% Bonds due 12/15/09 (a)	100,000	99,000
PCI Chemicals Canada, Inc., 10% Sr. Sec. Nts. due 12/31/08 (b)	27,619	19,057
Pioneer Cos., Inc., 5.355% Sr. Sec. Nts. due 12/31/06 (c)(f)	9,206	6,168
Diversified Commercial Services - .31%
Coinmach Corp., 9% Sr. Nts. due 02/01/10 (a)	150,000	152,250
Dyncorp, Inc., 9.50% Sr. Sub. Nts. due 03/01/07	50,000	51,750
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts. due 08/01/07 (f)	50,000	39,000
Kindercare Learning Centers, Inc., 9.50% Sr. Sub.Nts. due 02/15/09	50,000	49,500
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375% Sr. Unsec. Nts. due 08/15/05	100,000	88,000
Diversified Financial Services - .88%
AMRESCO, Inc.,
9.875% Sr. Sub. Nts., Series 98-A due 03/15/05 (b)	100,000	21,000
10% Sr. Sub. Nts., Series 97-A due 03/15/04 (b)	75,000	15,750
Fuji JGB Investment LLC,
9.87% Non-Cum. Bonds, Series A due 12/31/49 (a)(c)	235,000	203,924
9.87% Non-Cum. Bonds, Series A due 12/31/49 (c)	100,000	86,462
IBJ Preferred Capital Co. (The) LLC,
8.79% Bonds due 12/29/49 (a)(c)	425,000	350,919
8.79% Non-Cum. Bonds, Series A due 12/29/49 (c)	300,000	246,255
IPC Acquisition Corp., 11.50% Sr. Sub. Nts. due 12/15/09	100,000	96,000
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts. due 03/02/07	50,000	56,000
Diversified Metals & Mining - .07%
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B due 05/15/08	81,000	85,658
Electric Utilities - 1.48%
AES Corp. (The),
8.75% Sr. Unsec. Unsub. Nts. due 06/15/08	150,000	96,000
8.875% Sr. Unsec. Nts. due 02/15/11	100,000	62,000
AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B due 12/31/20	100,000	84,000
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B due 12/15/09	100,000	102,000
Calpine Corp.,
8.50% Sr. Unsec. Nts. due 02/15/11	600,000	402,000
8.75% Sr. Nts. due 07/15/07	75,000	52,500
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Central Termica Guemes SA, 2.50% Unsec. Unsub. Bonds due 09/26/10 (b)(c)(f)	$45,000	$2,700
CMS Energy Corp.,
8.50% Sr. Nts. due 04/15/11	100,000	71,000
9.875% Sr. Unsec. Nts. due 10/15/07	100,000	75,000
Edison Mission Energy, 9.875% Sr. Unsec. Nts. due 04/15/11	100,000	99,000
Edison Mission Energy, 10% Sr. Unsec. Nts. due 08/15/08	350,000	348,250
Mirant Americas Generation LLC, 7.625% Sr. Unsec. Notes due 05/01/06	275,000	222,750
Western Resources, Inc., 9.75% Sr. Unsec. Nts. due 05/01/07 (a)	200,000	191,575
Electrical Components & Equipment - .17%
Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B due 05/01/09	100,000	50,000
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts. due 06/15/09	50,000	50,000
UCAR Finance, Inc., 10.25% Sr. Nts. due 02/15/12 (a)	100,000	102,000
Electronic Equipment & Instruments - .51%
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B due 08/01/09 (f)	200,000	210,000
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	104,500
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts. due 08/15/08	300,000	312,000
Employment Services - .03%
Comforce Operating, Inc., 12% Sr. Nts., Series B due 12/01/07	50,000	30,250
Environmental Services - .71%
Allied Waste North America, Inc.,
8.50% Sr. Sub. Nts. due 12/01/08	300,000	289,500
8.875% Sr. Nts., Series B due 04/01/08	200,000	196,000
10% Sr. Unsec. Sub. Nts., Series B due 08/01/09	300,000	294,774
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B due 04/01/09 (b)(f)	100,000	125
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts. due 05/15/09 (b)(f)	150,000	3,750
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts. due 04/01/09 (a)	75,000	76,875
Food Distributors - .24%
Fleming Cos., Inc.,
10.125% Sr. Unsec. Nts. due 04/01/08	100,000	101,500
10.625% Sr. Unsec. Sub. Nts., Series D due 07/31/07	200,000	196,000
Food Retail - .36%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts. due 12/15/11	100,000	93,000
Pantry, Inc. (The), 10.25% Sr. Sub. Nts. due 10/15/07	50,000	45,250
Pathmark Stores, Inc., 8.75% Sr. Sub. Nts. due 02/01/12	200,000	203,000
Winn-Dixie Stores, Inc., 8.875% Sr. Nts. due 04/01/08	100,000	100,000
Forest Products - .21%
Ainsworth Lumber Co. Ltd.,
12.50% Sr. Nts. due 07/15/07	100,000	108,250

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
13.875% Sr. Sec. Nts. due 07/15/07	$100,000	$112,000
Doman Industries Ltd., 8.75% Sr. Nts. due 03/15/04 (b)	200,000	40,000
Gas Utilities - .13%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr. Unsec. Nts. due 05/20/11	150,000	156,000
Health Care Distributors & Services - .73%
aaiPharma, Inc., 11% Sr. Sub. Nts. due 04/01/10 (a)	125,000	115,625
Fresenius Medical Care Capital Trust II, 7.875% Nts. due 02/01/08	100,000	90,000
Fresenius Medical Care Capital Trust III, 7.375% Nts. due 02/01/08 (DEM)	10,000	8,987
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts. due 06/15/11	400,000	358,000
Hanger Orthopedic Group, Inc., 10.375% Sr. Nts. due 02/15/09 (a)	75,000	78,000
Healthsouth Corp., 7.625% Nts. due 06/01/12 (a)	200,000	198,124
Unilab Corp., 12.75% Sr. Sub. Nts. due 10/01/09 (f)	33,000	38,610
Health Care Equipment - .23%
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts. due 05/01/12	175,000	174,125
9% Sr. Unsec. Sub. Nts. due 02/01/08	100,000	102,250
Health Care Facilities - .17%
Extendicare Health Services, Inc., 9.50% Sr. Nts. due 07/01/10 (a)	100,000	100,125
Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B due 05/01/09	100,000	104,500
Health Care Supplies - .25%
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts due 06/15/12 (a)	100,000	99,000
Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts. due 08/01/11	200,000	208,500
Homebuilding - 1.51%
Beazer Homes USA, Inc, 8.375% Sr. Nts. due 04/15/12 (a)	75,000	75,750
D.R. Horton, Inc.,
7.875% Sr. Nts. due 08/15/11	200,000	195,000
9.375% Sr. Unsec. Sub. Nts. due 03/15/11	100,000	101,500
9.75% Sr. Sub. Nts. due 09/15/10	75,000	77,625
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts. due 02/15/10	100,000	109,750
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts. due 04/01/12 (a)	175,000	172,156
KB Home,
7.75% Sr. Nts. due 10/15/04	100,000	101,000
8.625% Sr. Sub. Nts. due 12/15/08	250,000	252,500
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	102,750
Standard Pacific Corp., 9.25% Sr. Sub. Nts. due 04/15/12	100,000	100,500
WCI Communities, Inc., 9.125% Sr. Sub. Nts. due 05/01/12	175,000	173,688
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts. due 06/01/07 (a)	400,000	382,000
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Hotels - 1.09%
Capstar Hotel Co., 8.75% Sr. Sub. Nts. due 08/15/07	$25,000	$22,125
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts. due 04/15/09	150,000	155,250
Intrawest Corp., 9.75% Sr. Nts. due 08/15/08	75,000	76,125
John Q. Hammons Hotels, Inc., 8.875% Nts. due 05/15/12 (a)	100,000	98,000
Mohegan Tribal Gaming Authority,
8% Sr. Sub. Nts. due 04/01/12 (a)	400,000	401,500
8.125% Sr. Nts. due 01/01/06	100,000	102,500
8.375% Sr. Sub. Nts. due 07/01/11	200,000	204,250
8.75% Sr. Unsec. Sub. Nts. due 01/01/09	50,000	51,813
Prime Hospitality Corp., 8.375% Sr. Sub. Nts. due 05/01/12 (a)	175,000	171,500
Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts. due 05/15/09	50,000	50,000
Household Appliances - .09%
Blount, Inc., 13% Sr. Sub. Nts. due 08/01/09	50,000	33,750
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts. due 12/15/05	75,000	75,375
Household Products - .47%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs. due 07/01/09 (d)	50,000	25,063
AKI, Inc., 10.50% Sr. Unsec. Nts due 07/01/08	100,000	95,125
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B due 11/15/07	25,000	16,313
Johnsondiversey, Inc., 9.625% Sr. Sub. Nts. due 05/15/12 (a)	50,000	52,250
Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts. due 06/01/11	250,000	265,000
Revlon Consumer Products Corp.,
9% Sr. Nts. due 11/01/06	100,000	70,000
12% Sr. Sec. Nts. due 12/01/05	50,000	49,750
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts. due 07/01/08 (b)(f)	35,000	—
Housewares & Specialities - .02%
Metromedia International Group, Inc., 10.50% Sr. Unsec. Disc. Nts. due 09/30/07 (f)	85,684	20,564
Industrial Conglomerates - .28%
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts. due 08/15/08	110,000	115,500
Tyco International Group SA, 6.375% Nts. due 10/15/11	300,000	229,653
Industrial Machinery - .39%
Actuant Corp., 13% Sr. Sub. Nts. due 05/01/09	32,000	37,120
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts. due 03/01/08	100,000	82,500
Insilco Corp., 12% Sr. Sub. Nts. due 08/15/07 (b)	50,000	3,750
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B due 06/01/05	65,000	58,175
Joy Global, Inc., 8.75% Sr. Sub. Nts. due 03/15/12 (a)	75,000	76,688

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
NMHG Holding Co., 10% Sr. Nts. due 05/15/09 (a)	$100,000	$101,500
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Notes, Series B due 06/15/07	125,000	120,625
Integrated Oil & Gas - .13%
Petronas Capital Ltd., 7.875% Nts. due 05/22/22 (a)	160,000	158,947
Integrated Telecommunication Services - .17%
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts. due 11/01/07 (b)(f)	50,000	5
Netia Holdings BV, 0%/11% Sr. Disc. Nts., Series B due 11/01/07 (DEM)	50,000	7,901
Ntelos, Inc., 13% Sr. Nts. due 08/15/10 (f)	50,000	20,000
NTL Communications Corp., 0%/9.75% Sr. Unsec. Nts., Series B due 04/15/09 (GBP)	200,000	88,409
NTL, Inc., 0%/10.75% Sr. Unsec. Unsub. Nts., Series B due 04/01/08 (GBP) (b)(d)	200,000	88,409
Internet Retail - .21%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts. due 05/01/08 (d)	275,000	250,250
Internet Software & Services - .03%
Equinix, Inc.,
13% Sr. Nts. due 12/01/07 (i)	50	1
13% Sr. Unsec. Nts. due 12/01/07 (f)	50,000	9,000
Exodus Communications, Inc., 10.75% Sr. Nts. due 12/15/09 (EUR) (b)	100,000	20,740
PSINet, Inc., 11% Sr. Nts. due 08/01/09 (b)	100,000	9,750
Leisure Facilities - .45%
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts. due 03/15/10 (a)	100,000	99,250
Premier Cruise Ltd., 11% Sr. Nts. due 03/15/08 (b)	50,000	—
Premier Parks, Inc.,
9.75% Sr. Nts. due 06/15/07	150,000	153,750
0%/10% Sr. Disc. Nts. due 04/01/08 (d)	300,000	292,500
Life & Health Insurance - .04%
Conseco Inc., 10.75% Sr. Unsec. Nts. due 06/15/09 (a)	100,000	48,500
Managed Health Care - .65%
Magellan Health Services, Inc.,
9% Sr. Sub. Nts. due 02/15/08	150,000	54,000
9.375% Sr. Nts. due 11/15/07 (a)	200,000	150,000
PacifiCare Health Systems, Inc., 10.75% Sr. Nts. due 06/01/09 (a)	300,000	307,125
Rotech Healthcare, Inc., 9.50% Sr. Sub. Nts. due 04/01/12 (a)	175,000	178,500
US Oncology, Inc., 9.625% Sr. Sub. Nts. due 02/01/12	100,000	97,000
Marine - .17%
CP Ships Ltd., 10.375% Sr. Nts. due 07/15/12 (a)	150,000	146,583
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts. due 07/15/05 (b)(f)(i)	100,000	55,000
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts. due 06/30/07 (a)	25,000	11,500
Meat, Poultry & Fish - .16%
American Seafood Group LLC, 10.125% Sr. Sub. Nts. due 04/15/10 (a)	100,000	101,000
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts. due 02/15/08	$100,000	$99,750
Metal & Glass Containers - 1.19%
Ball Corp.,
7.75% Sr. Unsec. Nts. due 08/01/06	50,000	51,500
8.25% Sr. Unsec. Sub. Nts. due 08/01/08	50,000	51,750
Graphic Packaging Corp., 8.625% Sr. Sub. Nts. due 02/15/12 (a)	350,000	361,375
Owens-Brockway Glass Container, Inc., 8.875% Sr. Sec. Nts. due 02/15/09 (a)	100,000	100,000
Riverwood International Corp.,
10.625% Sr. Unsec.Nts. due 08/01/07	300,000	315,750
10.875% Sr. Sub. Nts. due 04/01/08	100,000	104,000
Silgan Corp., 9% Sr. Sub. Debs. due 06/01/09 (a)	100,000	103,000
Stone Container Corp.,
8.375% Sr. Nts. due 07/01/12 (a)	100,000	100,750
9.25% Sr. Unsec. Nts. due 02/01/08	50,000	52,625
9.75% Sr. Unsec. Nts. due 02/01/11	100,000	107,000
TriMas Corp., 9.875% Sr. Sub. Nts. due 06/15/12 (a)	100,000	100,000
Movies & Entertainment - .55%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts. due 02/01/11	100,000	99,125
Block Communications, Inc., 9.25% Sr. Sub. Nts. due 04/15/09 (a)	175,000	175,000
Regal Cinemas, Inc., 9.375% Sr. Sub. Nts. due 02/01/12 (a)	100,000	103,500
Six Flags, Inc., 8.875% Sr. Nts. due 02/01/10	300,000	298,500
Multi-Utilities - .06%
Dynegy Holdings, Inc., 8.75% Sr. Nts. due 02/15/12	100,000	74,500
Networking Equipment - .00%
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts. due 10/01/07 (b)(d)(f)	45,000	—
Office Electronics - .02%
ASAT Finance LLC, 12.50% Sr. Unsec. Nts. due 11/01/06 (f)	32,500	25,675
Office Services & Supplies - .09%
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts. due 11/01/09	100,000	104,000
Oil & Gas Drilling - .37%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts. due 06/01/08	300,000	264,000
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts. due 02/15/08 (d)	200,000	190,000
Oil & Gas Equipment & Services - .80%
Clark Refining & Marketing, Inc., 8.875% Sr. Sub. Nts. due 11/15/07	50,000	48,000
Denbury Management, Inc., 9% Sr. Sub. Nts. due 03/01/08	100,000	98,250
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B due 02/15/08 (f)	90,000	40,500
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Trust 2001, Cl. A due 09/01/08 (a)	100,000	92,500
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts. due 08/01/08	250,000	261,563

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Leviathan Gas Pipeline Partners LP/Leviathan Finance, 10.375% Sr. Unsec. Sub. Nts., Series B due 06/01/09	$200,000	$212,000
Petroleum Helicopters, Inc., 9.375% Sr. Nts. due 05/01/09	75,000	76,875
Trico Marine Services, 8.875% Sr. Nts. due 05/15/12 (a)	150,000	148,500
Oil & Gas Exploration & Production - .90%
Chesapeake Energy Corp., 8.125% Sr. Unsec. Nts. due 04/01/11	200,000	196,500
Forest Oil Corp., 7.75% Sr. Nts. due 05/01/14 (a)	175,000	168,875
Magnum Hunter Resources, Inc., 9.60% Sr. Nts. due 03/15/12 (a)	175,000	180,250
PDVSA Finance Ltd., 9.375% Sr. Unsec. Nts. due 11/15/07	85,000	85,000
Pioneer Natural Resource Co., 7.50% Sr. Nts. due 04/15/12	200,000	203,778
Stone Energy Corp., 8.75% Sr. Sub. Nts. due 09/15/07	85,000	86,700
XTO Energy, Inc., 7.50% Sr. Nts. due 04/15/12	175,000	178,500
Oil & Gas Refining & Marketing - .50%
Frontier Oil Corp., 11.75% Sr. Nts. due 11/15/09	50,000	53,125
Giant Industries, Inc., 11% Sr. Sub. Nts. due 05/15/12 (a)	100,000	88,000
Pennzoil-Quaker State Co., 6.75% Nts. due 04/01/09	275,000	285,667
RAM Energy, Inc., 11.50% Sr. Unsec. Nts. due 02/15/08	350,000	176,750
Packaged Foods - .52%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B due 07/01/08	100,000	67,000
Burns Philp Capital Pty Ltd., 9.75% due 07/15/12 (a)	100,000	99,000
Del Monte Corp., 9.25% Sr. Unsec. Sub. Nts. due 05/15/11	200,000	208,000
Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts. due 05/15/07	50,000	43,500
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts. due 11/15/07	50,000	48,563
United Biscuits Finance plc, 10.75% Sr. Sub. Nts. due 04/15/11 (GBP)	100,000	169,208
Paper Packaging - .13%
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts. due 04/01/09	150,000	162,000
Paper Products - .52%
Fort James Corp., 6.875% Sr. Nts. due 09/15/07	200,000	189,606
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts. due 05/15/11	400,000	382,839
U.S. Timberlands Co. LP, 9.625% Sr. Nts. due 11/15/07	100,000	66,000
Pharmaceuticals - .12%
Pfizer, Inc., 0.80% Unsec. Bonds, Series INTL due 03/18/08 (JPY)	17,000,000	143,429
Precious Metals & Minerals - .00%
Centaur Mining & Exploration Ltd., 11% Sr. Nts. due 12/01/07 (b)	25,000	1,531
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Publishing & Printing - .27%
Penton Media, Inc., 10.375% Sr. Unsec. Sub. Nts. due 06/15/11	$200,000	$122,000
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp., 12.75% Sr. Sub. Nts. due 11/15/09	200,000	204,500
Railroads - .08%
Kansas City Southern Railway, 7.50% Sr. Nts. due 06/15/09 (a)	100,000	100,125
Real Estate Investment Trusts - 1.31%
Felcor Lodging LP, 8.50% Sr. Nts. due 06/01/11	200,000	196,000
Host Marriott LP, 9.50% Sr. Nts. due 01/15/07 (a)	100,000	100,875
IStar Financial, Inc., 8.75% Sr. Unsec. Nts. due 08/15/08	300,000	297,375
MeriStar Hospitality Corp.,
8.75% Sr. Unsec. Sub. Nts. due 08/15/07	50,000	44,250
9.125% Sr. Nts. due 01/15/11	350,000	334,250
9.125% Sr. Unsec. Nts. due 01/15/11 (a)	300,000	286,500
MeriStar Hospitality Operating Partnership/Finance, 10.50% Sr. Nts. due 06/15/09 (a)	100,000	101,000
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B due 04/01/08	165,000	163,350
Ventas Realty LP/Cap Corp., 9% Sr. Nts. due 05/01/12 (a)	75,000	76,875
Real Estate Management & Development - .15%
CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts. due 06/15/11	100,000	84,000
Corrections Corp. of America, 9.875% Sr. Nts. due 05/01/09 (a)	100,000	103,000
Restaurants - .08%
Buffets, Inc., 11.25% Sr. Sub. Nts. due 07/15/10 (a)	100,000	100,000
Family Restaurants, Inc., 9.75% Sr. Nts. due 02/01/49 (b)	75,000	—
Semiconductor Equipment - .27%
Amkor Technology, Inc.,
9.25% Sr. Unsec. Nts. due 05/01/06	300,000	246,000
9.25% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	81,500
Semiconductors - .13%
Fairchild Semiconductor Corp.,
10.375% Sr. Unsec. Nts. due 10/01/07	50,000	52,000
10.50% Sr. Unsec. Sub. Nts. due 02/01/09	100,000	106,500
Soft Drinks - .02%
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B due 02/01/05	25,000	20,875
Specialty Chemicals - .34%
NL Industries, Inc., 11.75% Sr. Sec. Nts. due 10/15/03	28,000	28,000
OM Group, Inc., 9.25% Sr. Sub. Nts. due 12/15/11	100,000	103,500
Sterling Chemicals, Inc.,
11.75% Sr. Unsec. Sub. Nts. due 08/15/06 (b)	200,000	28,000
12.375% Sr. Sec. Nts., Series B due 07/15/06 (b)	220,000	204,600
Unifrax Investment Corp., 10.50% Sr. Nts. due 11/01/03	50,000	50,250

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Specialty Stores - .73%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts. due 06/15/12 (a)	$100,000	$96,500
AutoNation, Inc., 9% Sr. Unsec. Nts. due 08/01/08	200,000	206,000
CSK Auto, Inc., 12% Sr. Nts. due 06/15/06 (a)	100,000	106,875
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts. due 05/01/08	25,000	21,250
Finlay Enterprises Inc., 9% Debs. due 05/01/08	100,000	96,375
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts. due 11/01/11	50,000	54,000
United Auto Group, Inc., 9.625% Sr. Sub. Nts. due 03/15/12 (a)	75,000	75,375
United Rentals (North America), Inc., 10.75% Sr. Unsec. Nts. due 04/15/08 (l)	150,000	160,500
United Rentals, Inc., 9% Sr. Unsec. Sub. Nts., Series B due 04/01/09	75,000	74,625
Steel - 1.01%
AK Steel Corp.,
7.75% Sr. Unsec. Nts. due 06/15/12 (a)	300,000	297,000
7.875% Sr. Unsec. Nts. due 02/15/09	50,000	50,000
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B due 04/01/09	75,000	75,563
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts. due 06/01/12 (a)	200,000	197,000
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts. due 07/15/08 (d)	50,000	22,875
Metallurg, Inc., 11% Sr. Nts. due 12/01/07	150,000	135,000
National Steel Corp., 9.875% First Mtg. Bonds, Series D due 03/01/09 (b)	150,000	55,500
Steel Dynamics, Inc., 9.50% Sr. Nts. due 03/15/09 (a)	175,000	184,625
United States Steel LLC, 10.75% Sr. Nts. due 08/01/08	200,000	208,000
Textiles - .06%
Russell Corp., 9.25% Sr. Nts. due 05/01/10 (a)	75,000	77,250
Wireless Telecommunication Services - 1.72%
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts. due 02/01/11	100,000	28,000
American Cellular Corp., 9.50% Sr. Sub. Nts. due 10/15/09	300,000	54,000
Crown Castle International Corp.,
0%/10.375% Sr. Disc. Nts. due 05/15/11 (d)	350,000	161,000
0%/10.625% Sr. Unsec. Disc. Nts. due 11/15/07 (d)	75,000	50,250
Leap Wireless International, Inc., 0%/14.50% Sr. Unsec. Disc. Nts. due 04/15/10 (d)	300,000	15,000
Metrocall, Inc., 10.375% Sr. Sub. Nts. due 10/01/07 (b)(f)	50,000	375
Microcell Telecommunications, Inc., 0%/11.125% Sr. Disc. Nts., Series B due 10/15/07 (CAD) (d)	100,000	4,931
Millicom International Cellular SA, 13.50% Sr. Disc. Nts. due 06/01/06	160,000	56,000
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Nextel Communications, Inc.,
9.375% Sr. Unsec. Nts. due 11/15/09	$200,000	$101,500
0%/10.65% Sr. Disc. Nts. due 09/15/07 (d)	300,000	163,500
Nextel Partners, Inc., 11% Sr. Unsec. Nts. due 03/15/10	50,000	20,000
Omnipoint Corp., 11.50% Sr. Nts. due 09/15/09 (a)	315,000	315,000
Orbcomm Global LP (Escrow), Zero Coupon due 08/15/04	75,000	—
Price Communications Wireless, Inc.,
9.125% Sr. Sec. Nts., Series B due 12/15/06	100,000	104,125
11.75% Sr. Sub. Nts. due 07/15/07	50,000	52,688
Rogers Communications, Inc., 8.75% Sr. Nts. due 07/15/07 (CAD)	100,000	60,820
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B due 05/15/08	100,000	46,000
SBA Communications Corp.,
10.25% Sr. Unsec. Nts. due 02/01/09	200,000	120,000
0%/12% Sr. Unsec. Disc.Nts. due 03/01/08 (d)	300,000	168,000
TeleCorp PCS, Inc.,
10.625% Sr. Unsec. Sub. Nts. due 07/15/10	130,000	121,550
0%/11.625% Sr. Unsec. Sub. Disc. Nts. due 04/15/09 (d)	33,000	25,080
Tritel PCS, Inc.,
10.375% Sr. Sub. Nts. due 01/15/11	65,000	59,150
0%/12.75% Sr. Unsec. Sub. Disc. Nts. due 05/15/09 (d)	33,000	25,905
Triton PCS, Inc., 8.75% Sr. Unsec. Sub. Nts. due 11/15/11	100,000	61,500
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B due 11/01/09 (d)	300,000	72,000
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts. due 11/15/09 (l)	225,377	216,362

Total Corporate Bonds and Notes (cost: $50,855,983)		43,990,083

	shares
Common Stocks - .02%
Covad Communications Group, Inc. (b)	4,132	4,834
Focal Communications Corp. (b)	596	1,389
Grove Investors, Inc. (b)	445	—
ICO Global Communication Holdings Ltd. (b)	3,007	5,412
OpTel, Inc. (b)	85	1
Orbital Sciences Corp. (b)	382	3,046
Paxson Communications Corp. (b)	35,469	—
Pioneer Cos., Inc. (b)(f)	1,786	3,349
Southern Pacific Funding Corp., Liquidating Trust (b)(f)	52,418	—
TVMAX Holdings, Inc. (b)(f)	250	11,750
Viatel, Inc. (b)	401	—
WRC Media Corp. (b)(f)	270	3

Total Common Stocks (cost: $322,175)		29,784

Preferred Stocks - .47%
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26	100,000	96,000
Dobson Communications Corp., 12.25% Sr. Exchangeable, Non-Vtg. (h)	212	93,280

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas Strategic Income Fund	(continued)

	shares	value (note 1)
Dobson Communications Corp., 13% Sr. Exchangeable, Non-Vtg. (h)	284	$133,480
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. (f)(h)	62	1
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.	10	24,000
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. (f)(h)	43	—
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. (h)	1,209	151
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. (h)	5	416
PRIMEDIA, Inc., 8.625% Exchangeable, Series H, Non-Vtg.	3,000	90,000
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg. (h)	51	9,690
SF Holdings Group, Inc., 13.75% Exchangeable, Non-Vtg. (h)	122,257	—
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A (a)(f)	114,000	127,110
XO Communications, Inc.	2,761	—

Total Preferred Stocks (cost: $1,326,208)		574,128

	face amount or units (j)
Rights, Warrants and Certificates - .35%
ASAT Finance LLC Wts., Exp. 11/1/06 (f)	50	75
Charles River Laboratories International, Inc. Wts., Exp. 10/1/09 (f)	100	18,500
Chesapeake Energy Corp. Wts., Exp. 1/23/03	1,304	—
Chesapeake Energy Corp. Wts., Exp. 5/1/05	1,017	—
Chesapeake Energy Corp. Wts., Exp. 9/1/04	1,400	14
COLO.com, Inc. Wts., Exp. 3/15/10 (a)(f)	50	—
Comunicacion Celular SA Wts., Exp. 11/15/03 (f)	100	2
Convergent Communications, Inc. Wts., Exp. 4/1/08 (f)	100	1
Grove Investors, Inc., Tranche A Wts., Exp. 9/14/08	124	—
Grove Investors, Inc., Tranche B Wts., Exp. 9/14/08	124	—
HF Holdings, Inc. Wts., Exp. 9/27/09 (f)	361	361
Horizon PCS, Inc. Wts., Exp. 10/1/10 (a)(f)	200	10
ICO Global Communication Holdings Ltd. Wts., Exp. 5/16/06	755	15
Insilco Corp. Wts., Exp. 8/15/07 (f)	20	—
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08 (a)(f)	100	5
Leap Wireless International, Inc. Wts., Exp. 4/15/10 (f)	50	25
Long Distance International, Inc. Wts., Exp. 4/15/08	50	1
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 (f)	100	1
Mexico Value Rts., Exp. 6/30/03	1,503,000	3,607
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 (a)(f)	100	1
Morgan Stanley Dean Witter & Co. Wts., Exp. 6/5/03	35,950	371,331
Ntelos, Inc. Wts., Exp. 8/15/10 (f)	50	206
Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Occidente y Caribe Celular SA Wts., Exp. 3/15/04 (f)	400	$4
Pathmark Stores, Inc. Wts., Exp. 9/19/10	970	4,899
PLD Telekom, Inc. Wts., Exp. 6/1/06	50	1
Price Communications Corp. Wts., Exp. 8/1/07 (f)	516	23,220
Venezuela (Republic of) Wts., Exp. 4/1/20	2,800	—
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 (f)	75	1

Total Rights, Warrants and Certificates (cost: $395,194)		422,280

Structured Instruments - 6.71%
Citibank NA, Turkish Linked Nts., 1.708% due 07/10/02	$140,000	130,438
Credit Suisse First Boston Corp. (Nassau Branch), US Dollar/Philippine Peso Linked Nts., 12.50% due 03/15/12	285,000	280,212
Credit Suisse First Boston Corp. (New York Branch), Russian Obligatzii Federal’nogo Zaima Linked Nts.,
Series 27005 14.84% due 10/09/02 (RUB)(c)(f)	2,663,950	63,160
Series 27006 14.84% due 01/22/03 (RUB)(c)(f)	1,308,460	30,789
Series 27007 14.84% due 02/05/03 (RUB)(c)(f)	1,992,380	46,929
Series 27008 14.84% due 05/21/03 (RUB)(c)(f)	899,380	21,002
Series 27009 14.84% due 06/04/03 (RUB)(c)(f)	1,755,650	40,998
Series 27010 14.84% due 09/17/03 (RUB)(c)(f)	1,413,090	32,627
Series 27011 14.84% due 10/08/03 (RUB)(c)(f)	968,040	22,087
Series 28001 14.84% due 01/21/04 (RUB)(c)(f)	63,050	1,419
Credit Suisse First Boston Int’l., U.S. Dollar/South African Rand Linked Nts., 1.965% due 05/23/22 (c)(f)	245,000	240,247
Deutsche Bank AG,
Brazilian Real Linked Nts., 2.084% due 02/08/04 (c)	390,000	325,650
Colombian Peso Linked Nts., 2.20% due 04/22/04 (c)	95,000	95,513
Indonesian Rupiah Linked Nts., 2.60% due 03/21/05	145,000	75,400
Indonesian Rupiah Linked Nts., 2.60% due 01/25/06	80,000	39,200
Indonesian Rupiah Linked Nts., 2.60% due 12/14/21	235,000	103,400
Mexican Peso Linked Nts., 1.74% due 04/09/12 (c)	686,500	636,111
JPMorgan Chase Bank,
EMBI Plus/EMBI Global Linked Bonds, 1.02% due 03/11/03	215,000	201,647
EMBI Plus/EMBI Global Linked Bonds, 1.20% due 04/04/03	150,000	138,929
High Yield Index Linked Nts., 8.75% due 05/15/07	5,000,000	4,787,000

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)

	face amount or units (j)	value (note 1)
Salomon Smith Barney, Inc.,
Czech Koruna Linked Nts., 1.37% due 09/25/02 (CZK)	$7,426,940	$268,000
Mexican Peso Linked Nts., 1.78% due 12/06/02	315,000	315,000
UBS AG Australian Dollar Property Index Linked Nts., 7% due 07/23/02 (AUD)	470,000	288,491

Total Structured Instruments (cost: $8,474,494)		8,184,249

	date	strike	contracts/face subject to call
Call Options Purchased - .11%
Euro Call Option (EUR) (f)	07/02	0.8947 EUR	835,000	77,868
Japanese Yen Call Option (JPY) (f)	07/02	127.68 JPY	96,000,000	55,488

Total Call Options Purchased (cost: $26,510)				133,356

	face amount
Short-Term Securities - 4.76%
Triparty Repurchase Agreement dated June 28, 2002 with Salomon Smith Barney, Inc., effective yield 1.01%, due July 1, 2002, collateralized by U.S. Treasury Bonds, 14%, November 15, 2011 with a value of $5,921,515	$5,802,891	5,802,891

Total Short-Term Securities (cost: $5,802,891)		5,802,891

Total Investments (cost: $159,491,150) - 123.29%		150,377,114
Other Assets and Liabilities, Net - (23.29)%		(28,406,922)

Net Assets - 100.00%		$121,970,192

Atlas U.S. Government and Mortgage Securities Fund

	face amount	value (note 1)
U.S. Government Agencies - 92.28%
Federal Home Loan Mortgage Corp.
7.00% due 2023 - 2029	$ 2,944,986	$ 3,058,076
7.50% due 2023 - 2024	5,852,919	6,191,064
8.00% due 2024 - 2026	2,230,853	2,380,139
8.50% due 2021 - 2026	657,456	706,714
9.00% due 2017 - 2024	918,406	1,002,231
9.50% due 2016 - 2021	309,199	339,073
10.00% due 2017 - 2020	26,509	30,136
10.50% due 2018 - 2020	31,977	36,459
Federal National Mortgage Assn.
5.50% due 2031	5,892,980	5,720,080
6.00% due 2031 - 2032	110,995,666	110,856,771
6.50% due 2022 - 2032	166,262,883	169,766,407
7.00% due 2023 - 2031	31,898,489	33,078,736
7.50% due 2017 - 2030	9,523,209	10,037,634
Atlas U.S. Government and Mortgage Securities Fund	(continued)

	face amount	value (note 1)
8.00% due 2024 - 2028	$9,880,434	$ 10,527,519
8.50% due 2014 - 2027	1,413,003	1,516,012
9.00% due 2021 - 2025	1,308,336	1,428,114
9.50% due 2020	9,791	10,782
Government National Mortgage Assn.
7.50% due 2022 - 2024	2,550,908	2,717,313
8.00% due 2023 - 2025	627,224	674,360
8.50% due 2016	6,088	6,687

Total U.S. Government Agencies (cost: $353,050,854)		360,084,307

Collateralized Mortgage Obligations - 6.72%
6.50% GNMA Floating Collateralized Mortgage Obligation due 2020	6,000,000	6,264,360
6.50% GNMA Floating Collateralized Mortgage Obligation due 2025	3,000,000	3,131,250
6.50% FNMA Floating Collateralized Mortgage Obligation due 2026	1,489,000	1,526,225
6.50% FHLMC Floating Collateralized Mortgage Obligation due 2028	2,000,000	2,025,620
6.50% FHLMC Floating Collateralized Mortgage Obligation due 2028	2,000,000	2,020,620
6.50% FHLMC Floating Collateralized Mortgage Obligation due 2028	4,000,000	3,996,240
6.50% FHLMC Floating Collateralized Mortgage Obligation due 2028	2,000,000	2,028,740
6.50% GNMA Floating Collateralized Mortgage Obligation due 2028	2,000,000	2,022,500
6.50% FNMA Floating Collateralized Mortgage Obligation due 2028	3,000,000	3,037,500
8.50% FNMA Floating Collateralized Mortgage Obligation due 2017	165,886	179,389

Total Collateralized Mortgage Obligations (cost: $25,838,131)		26,232,444

Short-Term Investments - 4.23%
Repurchase Agreement dated June 28, 2002 with Lehman Brothers, Inc., effective yield of 1.89%, due July 1, 2002 with respect to $59,502,900 FNMAs, 3.43%-8.58%, April 1, 2017-April 1, 2032 with a value of $16,822,422	16,494,000	16,494,000

Total Short-Term Investments (cost: $16,494,000)		16,494,000

Total Securities (cost: $395,382,985) - 103.23%		402,810,751
Other Assets and Liabilities, Net - (3.23)%		(12,616,242)

Net Assets - 100.00%		$390,194,509

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

Atlas California Municipal Money Fund

	face amount	value (note 1)
Fixed Rate Bonds and Notes - 20.17%
Alameda Unified School District, 3% due 07/01/03	$1,000,000	$1,013,240
Bakersfield, 3% due 12/15/02	250,000	251,412
Cupertino Unified School District, Tax and Revenue Anticipation Notes, 2.75% due 07/01/03	1,000,000	1,010,790
San Diego, COP, 3.25% due 08/01/02	900,000	900,470
San Joaquin Hills Transporation Corridor Agency, Toll Road Revenue, 7%, due 01/01/30	195,000	203,691
San Luis, Coastal Unified School District, Tax and Revenue Anticipation Notes, 3% due 08/28/02	1,500,000	1,501,395
Los Angeles County, Wastewater System Revenue, Series A, FGIC Insured, 1.88% due 10/01/31	1,700,000	1,700,000
State Revenue Anticipation Warrants, Series B,	140,000	140,691
3% due 11/27/02
2.50% due 11/27/02	560,000	561,583

Total Fixed Rate Bonds and Notes (cost: $7,283,272)		7,283,272

Variable Rate Demand Notes* - 85.15%
Alameda County, Industrial Development Authority Revenue, Tool Family Partnership, AMT, Series A, 1.50% due 07/01/27	900,000	900,000
Chula Vista, Multi-Family Housing Revenue, Terra Nova Associates, Series A, 1.40% due 03/01/05	1,000,000	1,000,000
Concord Multi-Family Mortgage Revenue, 1.25% due 07/15/18	800,000	800,000
Fresno Sewer Revenue, Sub Lien, Series A, 1.40% due 09/01/25	1,000,000	1,000,000
Golden Empire Schools Financing Authority, Lease Revenue, Kern High School District Projects, 2.40% due 08/01/31	1,000,000	1,000,000
Irvine Improvement Board, Act 1915,
Assessment District 85-7-I, 1.50% due 09/02/11	1,000,000	1,000,000
Assessment District 94-15, 1.75% due 09/02/20	900,000	900,000
Assessment District 97-16, 1.15% due 09/02/22	700,000	700,000
Irvine Ranch Water District, Consolidated Improvement Districts,
Notes 103, 105, 109, 121, 140, 161 and 3(203), 1.30% due 05/01/09	1,400,000	1,400,000
Notes 102, 103, 105 and 106, 1.65% due 09/01/06	500,000	500,000
Los Angeles County, Community Development, COP, Willowbrook Project, 1.42% due 12/01/14	2,400,000	2,400,000
Los Angeles County, Housing Authority, Multi-Family Housing Revenue, Malibu Meadows Project-B, 1.55% due 04/15/28	1,900,000	1,900,000
Atlas California Municipal Money Fund	(continued)

	face amount	value (note 1)
Orange County, Apartment Development Revenue,
Aliso Creek Project-B, 1.35% due 11/01/22	$1,600,000	$1,600,000
Capistrano Pointe-A, 1.60% due 12/01/29	1,500,000	1,500,000
Orange County, Water District, Certificates of Participation, Project-B, 1.65% due 08/15/15	500,000	500,000
Rancho Mirage, Joint Powers Financing Authority, COP, Eisenhower Medical Center, Series B, MBIA Insured, 1.33% due 01/01/26	1,700,000	1,700,000
San Francisco, City and County Redevelopment Agency, Multi-Family Revenue,
Fillmore Center Project A-1, 1.34% due 12/01/17	100,000	100,000
Fillmore Center Project B-1, 1.34% due 12/01/17	1,900,000	1,900,000
San Jose, Multi-Family Mortgage Revenue, Somerset Park, AMT, 1.50% due 11/01/17	1,600,000	1,600,000
San Leandro, Multi-Family, Carlton Plaza Project, Series A, AMT, 1.95% due 10/01/27	1,000,000	1,000,000
Santa Paula, Public Financing Authority Lease Revenue, Water System Acquisition Project, 1.50% due 02/01/26	1,500,000	1,500,000
Southeast Resource Recovery Facilities Authority Lease Revenue, Series B, AMT, 1.50% due 12/01/18	1,100,000	1,100,000
State Housing Finance Agency Revenue, Multi-Family, Series A, 1.40% due 07/15/13	1,000,000	1,000,000
Statewide Communities Development Authority, COP, MBIA Insured, 1.65% due 04/01/28	800,000	800,000
Statewide Communities Development Authority,
Robert Louis Stevenson Development, 1.40% due 02/01/31	1,250,000	1,250,000
Saint Mary and All Angels School, 1.45% due 10/01/31	800,000	800,000
Statewide Communities Development Authority Revenue, COP, 1.30% due 08/15/27	900,000	900,000

Total Variable Rate Demand Notes (cost: $30,750,000)		30,750,000

Total Securities (cost: $38,033,272) - 105.32%		38,033,272
Other Assets and Liabilities, Net - (5.32)%		(1,920,559)

Net Assets - 100.00%		$36,112,713

The accompanying notes are an integral part of these financial statements.

Atlas Money Market Fund

	face amount	value (note 1)
U.S. Government Agencies - 88.14%
Federal Home Loan Mortgage Corp., 1.74% - 1.87% due 07/01/02 - 10/10/02	$7,548,000	$7,534,234
Federal National Mortgage Assn., 1.72% - 1.85% due 07/03/02 - 10/02/02	2,509,000	2,504,844

Total Government Agencies (cost: $10,039,078)		10,039,078

Commercial Paper - 7.02%
Commercial Finance - 3.51%
General Electric Capital Corp., 1.77% due 07/01/02	400,000	400,000
Consumer Finance - 3.51%
American Express Credit Corp., 1.76% due 07/01/02	400,000	400,000

Total Commercial Paper (cost: $800,000)		800,000

Total Securities (cost: $10,839,078) - 95.16%		10,839,078
Other Assets and Liabilities, Net - 4.84%		551,166

Net Assets - 100.00%		$11,390,244

Atlas U.S. Treasury Money Fund

	face amount	value (note 1)
United States Treasury Bills - 100.28%
1.67% - 1.86% due 07/18/02 - 09/12/02	$55,885,000	$55,763,856

Total United States Treasury Bills (cost: $55,763,856)		55,763,856

Total Securities (cost: $55,763,856) - 100.28%		55,763,856
Other Assets and Liabilities, Net - (.28)%		(157,840)

Net Assets - 100.00%		$55,606,016

Statements of Investments in Securities and Net Assets	June 30, 2002 (unaudited)

*
Variable rate demand notes are tax-exempt obligations which contain a floating or variable interest rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest rate may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).

(a)
Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $421,691 or 1.41% of net assets in the Balanced Fund, and $15,331,157 or 12.57% of net assets in the Strategic Income Fund.

(b)	Non-income producing security.
(c)	Represents the current interest rate for a variable rate security.
(d)	Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
(e)	Represents the current interest rate for an increasing rate security.
(f)	Identifies issues considered to be illiquid—See Note 10 to Financial Statements.
(g)
Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs).

(h)	Interest or dividend is paid in kind.
(i)
Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

(j)	Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
ARS - Argentine Peso	FRF - French Franc
AUD - Australian Dollar	GBP - British Pound Sterling
CAD - Canadian Dollar	HUF - Hungarian Forint
CZK - Czech Koruna	JPY - Japanese Yen
DEM - German Mark	PLN - Polish Zloty
EUR - Euro	RUB - Russian Ruble
(k)
Securities in Strategic Income Fund with an aggregate market value of $498,879 are held in collateralized accounts to cover initial margin requirements on open futures purchases and sales contracts. See Note 8 of Notes to Financial Statements.

(l)	A sufficient amount of securities has been designated to cover outstanding forward currency exchange contracts. See Note 7 of Notes to Financial Statements.
(m)	For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
(n)
Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

(o)	The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:
	Market Value	Percent

Country:

United States	$46,291,787	41.67%
Great Britain	19,826,970	17.85
Japan	9,062,005	8.16
France	7,799,844	7.02
Germany	6,157,940	5.54
Netherlands	4,015,388	3.61
Canada	3,783,043	3.40
Brazil	2,490,577	2.24
Australia	2,150,345	1.94
Mexico	2,087,405	1.88
Hong Kong	1,668,724	1.50
Switzerland	1,576,348	1.42
Singapore	1,208,441	1.09
Bermuda	913,619	0.82
India	623,875	0.56
Korea, Republic Of (South)	572,548	0.52
Belgium	554,110	0.50
Spain	309,812	0.28

	$111,092,781	100.00%

ADR = American Depositary Receipt	FGIC = Financial Guarantee Insurance Corporation
AMBAC = AMBAC Indemnity Corporation	FSA = Financial Security Assurance Inc.
AMT = Alternative Minimum Tax	GDR = Global Depositary Receipt
COP = Certificate of Participation	MBIA = Municipal Bond Investors Assurance

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

Statements of Assets and Liabilities	June 30, 2002 (unaudited)

	Stock Funds

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth and Income Fund	S&P 500 Index Fund

Assets:

Investment in securities, at identified cost	$36,104,588	$18,773,115	$1,038,352	$107,828,396	$304,413,284	$34,226,510

Investment in securities, at value	$29,875,020	$17,755,678	$977,201	$111,092,781	$310,228,738	$28,553,269
Cash	0	0	0	125,351	33,126	0
Receivables:
Securities sold	0	536,126	0	188,658	7,421,860	0
Fund’s shares sold	23,004	3,600	0	260,947	217,829	27,824
Interest and dividends	134,517	18,591	16	202,086	471,469	0
Other	9,000	0	1,360	33,832	1,474	3,967
Unrealized appreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	0	0	0

Total assets	30,041,541	18,313,995	978,577	111,903,655	318,374,496	28,585,060

Liabilities:

Payables for:
Securities purchased	0	493,296	0	662,573	5,245,718	0
Fund’s shares redeemed	15,718	11,796	0	51,883	356,645	93,748
Dividends	6,175	0	0	0	1,175	0
Accrued expenses:
Management fees	16,511	11,205	0	69,028	155,574	0
Distribution fees	20,839	5,406	0	71,517	205,325	18,297
Other	7,044	10,968	635	34,097	53,893	4,544
Other liabilities	64,460	0	0	0	0	0
Unrealized depreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	0	0	0
Variation margin on futures contracts	0	0	0	0	0	0

Total liabilities	130,747	532,671	635	889,098	6,018,330	116,589

Net Assets	$29,910,794	$17,781,324	$977,942	$111,014,557	$312,356,166	$28,468,471

Net Assets Consist Of:

Net unrealized appreciation (depreciation)	$(6,229,568)	$(1,017,437)	$(61,151)	$3,264,540	$5,815,454	$(5,669,425)
Accumulated net realized gain (loss)	(6,009,051)	(8,054,953)	(2,796)	(13,636,596)	(38,241,626)	(1,263,181)
Undistributed net investment income (loss)	3,255	(133,689)	1,156	136,559	66,406	135,915
Paid in capital	42,146,158	26,987,403	1,040,733	121,250,054	344,715,932	35,265,162

Net Assets	$29,910,794	$17,781,324	$977,942	$111,014,557	$312,356,166	$28,468,471

Net Asset Value Per Share:

Net assets	$29,910,794	$17,781,324	$977,942	$111,014,557	$312,356,166	$28,468,471
Shares outstanding	3,100,781	1,746,586	103,374	7,276,658	17,349,825	4,230,507
Net asset value per share and maximum offering price	$9.65	$10.18	$9.46	$15.26	$18.00	$6.73

Capital Shares Authorized	20,000,000	15,000,000	20,000,000	25,000,000	45,000,000	25,000,000

*Investment in Master Investment Portfolio (Note 1)

The accompanying notes are an integral part of these financial statements.

		Bond Funds				Money Funds

Strategic Growth Fund	Value Fund	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund

$97,219,382	$6,386,532	$262,426,513	$73,897,414	$159,491,150	$395,382,985	$38,033,272	$10,839,078	$55,763,856

$75,478,972	$6,045,658	$273,360,204	$77,539,237	$150,377,114	$402,810,751	$38,033,272	$10,839,078	$55,763,856
901	0	16,837	76,003	0	649	79,581	0	4,426

10,180	0	0	0	1,044,767	0	0	3,337	0
100	40,699	314,250	73,983	279,871	1,516,262	1,354	556,004	235,637
171,923	4,214	4,210,206	1,054,735	2,154,546	1,852,652	134,643	0	0
583	0	2,785	199	0	13,964	0	0	0

0	0	0	0	594,556	0	0	0	0

75,662,659	6,090,571	277,904,282	78,744,157	154,450,854	406,194,278	38,248,850	11,398,419	56,003,919

62,387	0	4,066,309	0	30,746,347	14,987,813	2,024,030	0	0
115,378	0	367,534	2,800	367,825	200,130	92,950	7,907	361,667
0	0	202,846	49,321	309,824	373,316	1,331	268	1,270

42,874	1,482	113,603	32,795	69,437	158,772	13,490	0	22,654
52,621	2,149	160,992	46,347	72,901	220,476	0	0	688
21,847	3,195	24,325	9,302	25,927	59,262	4,336	0	11,624
36	0	0	0	317,446	0	0	0	0

0	0	0	0	548,223	0	0	0	0
0	0	0	0	22,732	0	0	0	0

295,143	6,826	4,935,609	140,565	32,480,662	15,999,769	2,136,137	8,175	397,903

$75,367,516	$6,083,745	$272,968,673	$78,603,592	$121,970,192	$390,194,509	$36,112,713	$11,390,244	$55,606,016

$(21,740,414)	$(340,874)	$10,933,691	$3,641,823	$(8,943,136)	$7,427,766	$0	$0	$0
(40,372,106)	(85,079)	(678,483)	41,648	(6,567,445)	(16,601,491)	(85)	9	(20,069)
(177,020)	(1,476)	203,250	(779,623)	(242,031)	(102,129)	0	0	1,134
137,657,056	6,511,174	262,510,215	75,699,744	137,722,804	399,470,363	36,112,798	11,390,235	55,624,951

$75,367,516	$6,083,745	$272,968,673	$78,603,592	$121,970,192	$390,194,509	$36,112,713	$11,390,244	$55,606,016

$75,367,516	$6,083,745	$272,968,673	$78,603,592	$121,970,192	$390,194,509	$36,112,713	$11,390,244	$55,606,016
7,176,476	649,720	24,234,781	6,920,468	29,659,921	38,013,060	36,112,800	11,390,235	55,626,085

$10.50	$9.36	$11.26	$11.36	$4.11	$10.26	$1.00	$1.00	$1.00

35,000,000	20,000,000	75,000,000	45,000,000	50,000,000	75,000,000	325,000,000	100,000,000	125,000,000

Statements of Operations	For the six months ended June 30, 2002 (unaudited)

	Stock Funds

	Balanced Fund	Emerging Growth Fund	Fund of Funds[1]	Global Growth Fund	Growth and Income Fund	S&P 500 Index Fund

Investment Income:

Income:

Interest	$431,986	$1,901	$2,162	$70,262	$638,791	$191,322
Dividends	92,958	28,736	16	879,685	1,379,299	11,820

Total income	524,944	30,637	2,178	949,947	2,018,090	203,142

Expenses:

Management fees (Note 5)	128,572	82,163	301	451,201	1,061,136	33,890
Distribution fees (Note 5)	45,919	25,676	0	142,227	421,706	33,890
Transfer agency fees and expenses	27,097	33,250	594	98,621	204,741	42,190
Custodian fees and expenses	13,378	24,695	1,484	72,826	72,632	6,509
Directors’ fees	723	404	5	2,243	6,647	535
Registration fees	3,285	1,839	23	10,209	30,240	2,437
Accounting and legal fees	3,822	2,150	30	12,001	35,454	5,506
Reports to shareholders	3,379	4,448	25	13,269	27,801	4,536
Advisory fee to BGFA (Note 5)	0	0	0	0	0	6,796
Other	0	0	0	0	5,520	5,232

Total expenses	226,175	174,625	2,462	802,597	1,865,877	141,521
Management fees waived (Note 5)	0	0	(301)	0	0	(33,890)
Distribution fees waived (Note 5)	0	(10,299)	0	0	0	0
Expense reimbursement (Note 5)	0	0	(1,139)	0	0	(39,832)

Net expenses	226,175	164,326	1,022	802,597	1,865,877	67,799

Net investment income (loss)	298,769	(133,689)	1,156	147,350	152,213	135,343

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on:

Investments (net of premiums on options exercised)	(1,880,835)	(1,563,051)	(2,796)	(5,952,424)	(2,980,570)	(781,338)
Closing of futures contracts	0	0	0	0	0	0
Closing and expiration of options written	7,760	0	0	0	0	0
Foreign currency transactions	0	0	0	(65,828)	0	0

Net realized gain (loss)	(1,873,075)	(1,563,051)	(2,796)	(6,018,252)	(2,980,570)	(781,338)

Net change in unrealized appreciation (depreciation) on:

Investments	(3,486,668)	(5,041,800)	(61,151)	(3,358,457)	(35,649,997)	(3,564,688)
Futures, options written and foreign currencies	0	0	0	(989)	0	(4,822)

Net change in unrealized appreciation (depreciation)	(3,486,668)	(5,041,800)	(61,151)	(3,359,446)	(35,649,997)	(3,569,510)

Net realized and unrealized gain (loss)	(5,359,743)	(6,604,851)	(63,947)	(9,377,698)	(38,630,567)	(4,350,848)

Net increase (decrease) in net assets resulting from operations	$(5,060,974)	$(6,738,540)	$(62,791)	$(9,230,348)	$(38,478,354)	$(4,215,505)

[1]	For the period May 1, 2002 (commencement of operations) to June 30, 2002 (unaudited).

[2]	For the period March 4, 2002 (commencement of operations) to June 30, 2002 (unaudited).

The accompanying notes are an integral part of these financial statements.

		Bond Funds				Money Funds

Strategic Growth Fund	Value Fund[1]	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund[2]	U.S. Treasury Money Fund

$ 19,356	$890	$6,614,134	$1,862,533	$4,347,941	$10,660,023	$269,825	$47,491	$582,844
382,961	8,983	0	0	48,035	0	0	0	0

402,317	9,873	6,614,134	1,862,533	4,395,976	10,660,023	269,825	47,491	582,844

309,084	6,877	696,199	197,301	416,095	934,549	92,097	12,852	167,358
110,387	2,149	316,454	89,682	139,846	424,794	46,048	6,426	83,679
97,461	1,103	52,707	19,754	53,628	143,866	10,098	2,689	51,391
27,632	5,345	58,411	20,548	76,423	119,810	10,271	8,536	13,606
1,738	35	5,002	1,418	2,211	6,720	719	102	1,307
7,904	163	1,821	6,455	10,066	30,601	263	468	5,940
9,249	216	26,817	7,613	11,878	36,115	3,841	582	6,926
13,526	106	5,603	2,091	5,274	14,576	999	124	5,039
0	0	0	0	0	0	0	0	0
2,135	0	1,631	0	0	0	733	104	1,337

579,116	15,994	1,164,645	344,862	715,421	1,711,031	165,069	31,883	336,583
0	(4,645)	0	0	0	0	(10,347)	(12,852)	(5,902)
0	0	0	0	0	0	(46,048)	(6,426)	(82,991)
0	0	0	0	0	0	0	(12,605)	0

579,116	11,349	1,164,645	344,862	715,421	1,711,031	108,674	0	247,690

(176,799)	(1,476)	5,449,489	1,517,671	3,680,555	8,948,992	161,151	47,491	335,154

(1,002,578)	(85,079)	(678,483)	(64,423)	(304,898)	0	0	9	(802)
0	0	0	0	0	0	0	0	0
0	0	0	0	98,426	0	0	0	0
(58)	0	0	0	(52,423)	0	0	0	0

(1,002,636)	(85,079)	(678,483)	(64,423)	(258,895)	0	0	9	(802)

(17,852,518)	(340,874)	2,967,960	1,326,890	(2,684,235)	5,820,474	0	0	0
(4)	0	0	0	480,758	0	0	0	0

(17,852,522)	(340,874)	2,967,960	1,326,890	(2,203,477)	5,820,474	0	0	0

(18,855,158)	(425,953)	2,289,477	1,262,467	(2,462,372)	5,820,474	0	9	(802)

$(19,031,957)	$(427,429)	$7,738,966	$2,780,138	$1,218,183	$14,769,466	$161,151	$47,500	$334,352

Statements of Changes in Net Assets

	Stock Funds

	Balanced Fund		Emerging Growth Fund		Fund of Funds	Global Growth Fund

	2002[1]	2001[2]	2002[1]	2001[2]	2002[3]	2002[1]	2001[2]
	(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:

Net investment income (loss)	$298,769	$674,975	$(133,689)	$(304,268)	$1,156	$147,350	$(89,884)
Net realized gain (loss) on investments and foreign currency	(1,873,075)	(1,980,838)	(1,563,051)	(2,873,073)	(2,796)	(6,018,252)	(6,248,377)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(3,486,668)	543,979	(5,041,800)	2,000,966	(61,151)	(3,359,446)	(9,808,807)

Net increase (decrease) in net assets resulting from operations	(5,060,974)	(761,884)	(6,738,540)	(1,176,375)	(62,791)	(9,230,348)	(16,147,068)

Distributions to Shareholders:

From net investment income	(297,796)	(673,503)	0	0	0	0	0
Tax return of capital	0	0	0	0	0	0	0
From net realized gain	0	0	0	0	0	0	0
In excess of net realized gain on investments	0	0	0	0	0	0	0

Total distributions	(297,796)	(673,503)	0	0	0	0	0

Capital Share Transactions:

Net proceeds from sales of shares	1,796,617	6,584,284	2,141,622	3,814,060	1,183,018	14,444,716	16,706,689
Reinvestment of distributions	283,851	648,992	0	11,196	0	0	10,465
Cost of shares redeemed	(8,970,354)	(9,604,247)	(1,195,524)	(5,014,511)	(142,285)	(9,242,165)	(20,457,211)

Net increase (decrease) in net assets resulting from capital share transactions	(6,889,886)	(2,370,971)	946,098	(1,189,255)	1,040,733	5,202,551	(3,740,057)

Net increase (decrease) in net assets	(12,248,656)	(3,806,358)	(5,792,442)	(2,365,630)	977,942	(4,027,797)	(19,887,125)

Net Assets:

Beginning of period	42,159,450	45,965,808	23,573,766	25,939,396	0	115,042,354	134,929,479

End of period	$29,910,794	$42,159,450	$17,781,324	$23,573,766	$977,942	$111,014,557	$115,042,354

[1]	For the six months ended June 30, 2002.

[2]	For the year ended December 31, 2001.

[3]	For the period May 1, 2002 (commencement of operations) to June 30, 2002.

The accompanying notes are an integral part of these financial statements.

Growth and Income Fund		S&P 500 Index Fund		Strategic Growth Fund		Value Fund

2002[1]	2001[2]	2002[1]	2001[2]	2002[1]	2001[2]	2002[3]
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$152,213	$577,632	$135,343	$133,564	$(176,799)	$(170,597)	$(1,476)

(2,980,570)	(34,993,956)	(781,338)	(412,210)	(1,002,636)	(37,794,156)	(85,079)

(35,649,997)	(28,608,263)	(3,569,510)	(1,466,832)	(17,852,522)	(5,796,231)	(340,874)

(38,478,354)	(63,024,587)	(4,215,505)	(1,745,478)	(19,031,957)	(43,760,984)	(427,429)

(142,591)	(532,001)	0	(133,190)	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0

(142,591)	(532,001)	0	(133,190)	0	0	0

11,925,882	31,815,783	14,371,046	17,864,933	5,242,882	11,663,184	6,559,157
142,228	543,284	0	126,197	0	4,133	0
(26,643,304)	(57,796,270)	(3,694,430)	(3,621,397)	(8,819,648)	(25,825,580)	(47,983)

(14,575,194)	(25,437,203)	10,676,616	14,369,733	(3,576,766)	(14,158,263)	6,511,174

(53,196,139)	(88,993,791)	6,461,111	12,491,065	(22,608,723)	(57,919,247)	6,083,745

365,552,305	454,546,096	22,007,360	9,516,295	97,976,239	155,895,486	0

$312,356,166	$365,552,305	$28,468,471	$22,007,360	$75,367,516	$97,976,239	$6,083,745

Statements of Changes in Net Assets

	Bond Funds

	California Municipal Bond Fund		National Municipal Bond Fund		Strategic Income Fund

	2002[1]	2001[2]	2002[1]	2001[2]	2002[1]	2001[2]
	(Unaudited)		(Unaudited)		(Unaudited)

Increase (Decrease) in Net Assets From:

Operations:

Net investment income (loss)	$5,449,489	$10,093,789	$1,517,671	$2,761,112	$3,680,555	$7,684,774
Net realized gain (loss) on investments and foreign currency	(678,483)	784,842	(64,423)	202,017	(258,895)	(4,011,593)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	2,967,960	(3,230,992)	1,326,890	(150,857)	(2,203,477)	5,012

Net increase (decrease) in net assets resulting from operations	7,738,966	7,647,639	2,780,138	2,812,272	1,218,183	3,678,193

Distributions to Shareholders:

From net investment income	(5,424,773)	(10,045,003)	(1,509,847)	(2,746,355)	(3,784,395)	(7,453,827)
Tax return of capital	0	0	0	0	0	(259,109)
From net realized gain	0	(103,963)	0	0	0	0
In excess of net realized gain on investments	0	0	0	0	0	0

Total distributions	(5,424,773)	(10,148,966)	(1,509,847)	(2,746,355)	(3,784,395)	(7,712,936)

Capital Share Transactions:

Net proceeds from sales of shares	39,414,387	56,722,161	14,580,043	19,605,059	31,524,074	53,160,943
Reinvestment of distributions	3,894,076	7,023,474	1,146,456	2,044,935	1,537,718	3,174,626
Cost of shares redeemed	(18,841,935)	(28,375,977)	(6,384,339)	(7,626,001)	(11,448,751)	(26,945,944)

Net increase (decrease) in net assets resulting from capital share transactions	24,466,528	35,369,658	9,342,160	14,023,993	21,613,041	29,389,625

Net increase (decrease) in net assets	26,780,721	32,868,331	10,612,451	14,089,910	19,046,829	25,354,882

Net Assets:

Beginning of period	246,187,952	213,319,621	67,991,141	53,901,231	102,923,363	77,568,481

End of period	$272,968,673	$246,187,952	$78,603,592	$67,991,141	$121,970,192	$102,923,363

[1]	For the six months ended June 30, 2002.

[2]	For the year ended December 31, 2001.

[3]	For the period March 4, 2002 (commencement of operations) to June 30, 2002.

The accompanying notes are an integral part of these financial statements.

		Money Funds

U.S. Government and Mortgage Securities Fund		California Municipal Money Fund		Money Market Fund	U.S. Treasury Money Fund

2002[1]	2001[2]	2002[1]	2001[2]	2002[3]	2002[1]	2001[2]
(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)

$8,948,992	$12,751,951	$161,151	$728,153	$47,491	$335,154	$2,738,323
0	0	0	0	9	(802)	8,410

5,820,474	2,191,960	0	0	0	0	0

14,769,466	14,943,911	161,151	728,153	47,500	334,352	2,746,733

(9,064,160)	(12,920,017)	(161,151)	(728,153)	(47,491)	(335,154)	(2,737,189)
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0

(9,064,160)	(12,920,017)	(161,151)	(728,153)	(47,491)	(335,154)	(2,737,189)

104,273,422	171,967,375	8,184,798	21,720,344	18,649,381	15,363,645	68,650,619
6,410,787	8,819,058	151,006	693,641	28,270	312,950	2,600,720
(43,778,287)	(44,688,813)	(11,489,364)	(21,071,617)	(7,287,416)	(36,031,288)	(77,224,512)

66,905,922	136,097,620	(3,153,560)	1,342,368	11,390,235	(20,354,693)	(5,973,173)

72,611,228	138,121,514	(3,153,560)	1,342,368	11,390,244	(20,355,495)	(5,963,629)

317,583,281	179,461,767	39,266,273	37,923,905	0	75,961,511	81,925,140

$390,194,509	$317,583,281	$36,112,713	$39,266,273	$11,390,244	$55,606,016	$75,961,511

Financial Highlights	selected data for a share outstanding throughout each period

	Stock Funds

	Balanced Fund

	June 30, 2002 [1]	2001	2000	1999	1998	1997

Net asset value, beginning of period	$11.20	$11.58	$12.96	$14.47	$14.14	$12.18

Income From Investment Operations:[6]

Net investment income (loss)	0.08	0.18	0.26	0.48	0.46	0.46
Net realized and unrealized gain on investments	(1.54)	(0.38)	(1.37)	(1.21)	0.75	2.27

Total from investment operations	(1.46)	(0.20)	(1.11)	(0.73)	1.21	2.73

Less Distributions:

From net investment income	(0.09)	(0.18)	(0.27)	(0.48)	(0.46)	(0.46)
From net capital gains	0.00	0.00	0.00	(0.30)	(0.42)	(0.31)
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	(0.09)	(0.18)	(0.27)	(0.78)	(0.88)	(0.77)

Net asset value, end of period	$9.65	$11.20	$11.58	$12.96	$14.47	$14.14

Total return[3]	-13.11%	-1.70%	-8.71%	-5.20%	8.63%	22.72%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$29,911	$42,159	$45,966	$73,365	$88,430	$49,456
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.23%	1.22%	1.22%	1.15%	1.16%	1.20%
After expense waivers and reimbursement	1.23%	1.22%	1.22%	1.15%	1.16%	1.20%
Ratio of net investment income to average net assets[4]	1.63%	1.55%	2.07%	3.30%	3.28%	3.58%
Portfolio turnover rate	68.70%[5]	93.38%[5]	142.04%[5]	51.94%	33.62%	14.71%

[1]	Unaudited.

[2]	Commencement of operations.

[3]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[4]	Annualized when the period presented is less than one year.

[5]	Excludes the effect of short-term TBA security transactions.

[6]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

Emerging Growth Fund						Fund of Funds

June 30, 2002 [1]	2001	2000	1999	1998	April 30, 1997[2] through Dec. 31, 1997	May 1, 2002[2] through June 30, 2002[1]

$14.09	$14.51	$18.79	$13.75	$13.00	$10.00	$10.00

(0.08)	(0.18)	(0.12)	(0.15)	(0.09)	(0.05)	0.02
(3.83)	(0.24)	(4.16)	6.02	0.84	3.05	(0.56)

(3.91)	(0.42)	(4.28)	5.87	0.75	3.00	(0.54)

0.00	0.00	0.00	0.00	0.00	0.00	0.00
0.00	0.00	0.00	(0.83)	0.00	0.00	0.00
0.00	0.00	0.00	0.00	0.00	0.00	0.00
0.00	0.00	0.00	0.00	0.00	0.00	0.00

0.00	0.00	0.00	(0.83)	0.00	0.00	0.00

$10.18	$14.09	$14.51	$18.79	$13.75	$13.00	$9.46

-27.75%	-2.89%	-22.78%	42.68%	5.77%	30.00%	-5.40%

$17,781	$23,574	$25,939	$19,551	$16,747	$10,028	$978

1.70%	1.67%	1.64%	1.74%	1.59%	1.88%	2.05%
1.60%	1.66%	1.55%	1.53%	1.49%	1.49%	0.85%
-1.30%	-1.40%	-0.72%	-1.14%	-0.68%	-0.59%	0.96%
135.92%	271.11%	173.69%	184.32%	106.24%	17.06%	14.11%

Financial Highlights	selected data for a share outstanding throughout each period

	Stock Funds

	Global Growth Fund

	June 30, 2002[1]	2001	2000	1999	1998	1997

Net asset value, beginning of period	$16.52	$18.69	$19.28	$14.56	$12.69	$10.96

Income From Investment Operations:[6]

Net investment income (loss)	0.02	(0.01)	0.03	0.03	0.00	0.02
Net realized and unrealized gain on investments	(1.28)	(2.16)	0.59	8.10	2.21	2.65

Total from investment operations	(1.26)	(2.17)	0.62	8.13	2.21	2.67

Less Distributions:

From net investment income	0.00	0.00	0.00	0.00	0.00	0.00
From net capital gains	0.00	0.00	(0.92)	(3.41)	(0.18)	(0.84)
In excess of realized gains	0.00	0.00	(0.29)	0.00	(0.16)	(0.10)
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	(1.21)	(3.41)	(0.34)	(0.94)

Net asset value, end of period	$15.26	$16.52	$18.69	$19.28	$14.56	$12.69

Total return[3]	-7.63%	-11.61%	3.24%	55.85%	16.19%	24.35%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$111,015	$115,042	$134,929	$70,300	$36,549	$29,468
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.41%	1.40%	1.34%	1.48%	1.53%	1.66%
After expense waivers and reimbursement	1.41%	1.40%	1.34%	1.48%	1.53%	1.62%
Ratio of net investment income to average net assets[4]	0.26%	-0.08%	0.15%	0.19%	0.04%	0.14%
Portfolio turnover rate	17.92%	43.59%	53.89%	103.02%	74.52%	63.62%

[1]	Unaudited.

[2]	Commencement of operations.

[3]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[4]	Annualized when the period presented is less than one year.

[5]	Excludes the effect of short-term TBA security transactions.

[6]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

Growth and Income Fund						S&P 500 Index Fund

June 30, 2002[1]	2001	2000	1999	1998	1997	June 30, 2002[1]	2001	Aug. 16, 2000[2] through Dec. 31, 2000

$20.17	$23.43	$26.61	$22.08	$18.86	$17.82	$7.77	$8.92	$10.00

0.01	0.03	0.24	0.14	0.15	0.10	0.04	0.05	0.03
(2.17)	(3.26)	(1.52)	6.85	4.71	4.58	(1.08)	(1.15)	(1.10)

(2.16)	(3.23)	(1.28)	6.99	4.86	4.68	(1.04)	(1.10)	(1.07)

(0.01)	(0.03)	(0.24)	(0.14)	(0.15)	(0.10)	0.00	(0.05)	(0.01)
0.00	0.00	(1.64)	(2.32)	(1.49)	(3.53)	0.00	0.00	0.00
0.00	0.00	(0.02)	0.00	0.00	(0.01)	0.00	0.00	0.00
0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

(0.01)	(0.03)	(1.90)	(2.46)	(1.64)	(3.64)	0.00	(0.05)	(0.01)

$18.00	$20.17	$23.43	$26.61	$22.08	$18.86	$6.73	$7.77	$8.92

-10.72%	-13.79%	-4.90%	31.72%	25.83%	26.32%	-13.38%	-12.36%	-10.66%

$312,356	$365,552	$454,546	$410,721	$248,606	$173,796	$28,468	$22,007	$9,516

1.11%	1.09%	1.02%	1.04%	1.06%	1.10%	1.04%	1.07%	2.66%
1.11%	1.09%	1.02%	1.04%	1.06%	1.10%	0.50%	0.50%	0.50%
0.09%	0.15%	0.88%	0.59%	0.73%	0.51%	1.00%	0.88%	0.78%
61.09%	136.06%	66.14%	102.42%	106.21%	118.26%	N/A	N/A	N/A

Financial Highlights	selected data for a share outstanding throughout each period

	Stock Funds

	Strategic Growth Fund

	June 30, 2002[1]	2001	2000	1999	1998	1997

Net asset value, beginning of period	$13.09	$18.33	$20.53	$17.11	$16.36	$14.01

Income From Investment Operations:[5]

Net investment income (loss)	(0.02)	(0.02)	0.03	(0.01)	0.09	0.11
Net realized and unrealized gain on investments	(2.57)	(5.22)	(2.01)	6.87	1.86	3.65

Total from investment operations	(2.59)	(5.24)	(1.98)	6.86	1.95	3.76

Less Distributions:

From net investment income	0.00	0.00	(0.02)	0.00	(0.09)	(0.11)
From net capital gains	0.00	0.00	(0.03)	(3.44)	(1.00)	(1.30)
In excess of realized gains	0.00	0.00	(0.17)	0.00	(0.11)	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	(0.22)	(3.44)	(1.20)	(1.41)

Net asset value, end of period	$10.50	$13.09	$18.33	$20.53	$17.11	$16.36

Total return[3]	-19.79%	-28.59%	-9.65%	40.12%	11.22%	26.89%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$75,368	$97,976	$155,895	$102,428	$73,626	$54,310
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.31%	1.26%	1.12%	1.17%	1.16%	1.21%
After expense waivers and reimbursement	1.31%	1.26%	1.12%	1.17%	1.16%	1.21%
Ratio of net investment income to average net assets[4]	-0.40%	-0.15%	0.13%	-0.06%	0.52%	0.86%
Portfolio turnover rate	18.30%	175.07%	53.78%	179.98%	89.69%	85.55%

[1]	Unaudited.

[2]	Commencement of operations.

[3]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[4]	Annualized when the period presented is less than one year.

[5]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

	Bond Funds

Value Fund	California Municipal Bond Fund

May. 1, 2002[2] through June 30, 2002[1]	June 30, 2002[1]	2001	2000	1999	1998	1997

$10.00	$11.16	$11.27	$10.48	$11.49	$11.44	$11.15

0.00	0.24	0.50	0.51	0.51	0.51	0.53
(0.64)	0.10	(0.11)	0.79	(1.01)	0.16	0.33

(0.64)	0.34	0.39	1.30	(0.50)	0.67	0.86

0.00	(0.24)	(0.50)	(0.51)	(0.51)	(0.51)	(0.53)
0.00	(0.00)	(0.00)	0.00	0.00	(0.11)	(0.04)
0.00	0.00	0.00	0.00	0.00	0.00	0.00
0.00	0.00	0.00	0.00	0.00	0.00	0.00

0.00	(0.24)	(0.50)	(0.51)	(0.51)	(0.62)	(0.57)

$9.36	$11.26	$11.16	$11.27	$10.48	$11.49	$11.44

-6.40%	3.06%	3.51%	12.75%	-4.48%	5.94%	7.97%

$6,084	$272,969	$246,188	$213,320	$198,406	$211,938	$195,292

1.86%	0.92%	0.92%	0.93%	0.93%	0.94%	0.95%
1.32%	0.92%	0.92%	0.93%	0.88%	0.94%	0.95%
-0.17%	4.30%	4.30%	4.74%	4.61%	4.43%	4.76%
65.05%	8.98%	12.60%	12.25%	17.01%	14.95%	15.95%

Financial Highlights	selected data for a share outstanding throughout each period

	Bond Funds

	National Municipal Bond Fund

	June 30, 2002[1]	2001	2000	1999	1998	1997

Net asset value, beginning of period	$11.16	$11.13	$10.50	$11.56	$11.54	$11.21

Income From Investment Operations:[5]

Net investment income (loss)	0.23	0.50	0.52	0.51	0.51	0.53
Net realized and unrealized gain on investments	0.21	0.03	0.63	(1.06)	0.13	0.40

Total from investment operations	0.44	0.53	1.15	(0.55)	0.64	0.93

Less Distributions:

From net investment income	(0.24)	(0.50)	(0.52)	(0.51)	(0.51)	(0.53)
From net capital gains	0.00	0.00	0.00	0.00	(0.11)	(0.07)
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	(0.24)	(0.50)	(0.52)	(0.51)	(0.62)	(0.60)

Net asset value, end of period	$11.36	$11.16	$11.13	$10.50	$11.56	$11.54

Total return[2]	3.93%	4.79%	11.24%	-4.86%	5.70%	8.56%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$78,604	$67,991	$53,901	$54,296	$62,558	$58,740
Ratio of expenses to average net assets:[3]
Before expense waivers and reimbursement	0.96%	0.97%	1.01%	0.98%	0.99%	1.00%
After expense waivers and reimbursement	0.96%	0.97%	1.01%	0.97%	0.99%	1.00%
Ratio of net investment income to average net assets[3]	4.23%	4.44%	4.83%	4.62%	4.44%	4.72%
Portfolio turnover rate	6.19%	32.81%	20.12%	16.44%	21.89%	21.80%

[1]	Unaudited.

[2]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[3]	Annualized when the period presented is less than one year.

[4]	Excludes the effect of short-term TBA security transactions.

[5]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

Strategic Income Fund

June 30, 2002[1]	2001	2000	1999	1998	1997

$4.20	$4.37	$4.67	$4.98	$5.16	$5.16

0.14	0.36	0.39	0.40	0.38	0.42
(0.09)	(0.17)	(0.30)	(0.30)	(0.15)	0.06

0.05	0.19	0.09	0.10	0.23	0.48

(0.14)	(0.35)	(0.27)	(0.40)	(0.38)	(0.42)
0.00	0.00	0.00	0.00	(0.00)	(0.05)
0.00	0.00	0.00	0.00	(0.00)	(0.01)
0.00	(0.01)	(0.12)	(0.01)	(0.03)	0.00

(0.14)	(0.36)	(0.39)	(0.41)	(0.41)	(0.48)

$4.11	$4.20	$4.37	$4.67	$4.98	$5.16

1.21%	4.45%	2.05%	1.92%	4.03%	9.57%

$121,970	$102,923	$77,568	$67,218	$66,375	$37,831

1.28%	1.31%	1.36%	1.37%	1.36%	1.51%
1.28%	1.31%	1.36%	1.16%	0.80%	0.41%
6.58%	8.31%	8.65%	8.42%	7.45%	8.04%
48.17%[4]	114.66%[4]	146.55%	119.62%	172.43%	221.42%

Financial Highlights	selected data for a share outstanding throughout each period

	Bond Funds						Money Funds

	U.S. Government and Mortgage Securities Fund						California Municipal Money Fund

	June 30, 2002[1]	2001	2000	1999	1998	1997	June 30, 2002[1]	2001

Net asset value, beginning of period	$10.10	$9.95	$9.61	$10.17	$10.20	$10.07	$1.00	$1.00

Income From Investment Operations:[5]

Net investment income (loss)	0.26	0.56	0.60	0.60	0.63	0.67	0.004	0.019
Net realized and unrealized gain on investments	0.17	0.16	0.34	(0.56)	(0.03)	0.13	(0.000)	(0.000)

Total from investment operations	0.43	0.72	0.94	0.04	0.60	0.80	0.004	0.019

Less Distributions:

From net investment income	(0.27)	(0.57)	(0.60)	(0.60)	(0.63)	(0.67)	(0.004)	(0.019)
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00	0.000	0.000
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	0.00	0.000	0.000
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00	0.000	0.000

Total distributions	(0.27)	(0.57)	(0.60)	(0.60)	(0.63)	(0.67)	(0.004)	(0.019)

Net asset value, end of period	$10.26	$10.10	$9.95	$9.61	$10.17	$10.20	$1.00	$1.00

Total return[3]	4.29%	7.39%	10.21%	0.39%	6.06%	8.25%	0.43%	1.93%

Ratios/Supplemental Data:

Net assets, end of period (000's)	$390,195	$317,583	$179,462	$202,966	$216,344	$202,573	$36,113	$39,266
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.01%	1.03%	1.03%	1.01%	1.02%	1.03%	0.90%	0.90%
After expense waivers and reimbursement	1.01%	1.03%	1.03%	1.01%	1.02%	1.03%	0.59%	0.61%
Ratio of net investment income to average net assets[4]	5.26%	5.53%	6.27%	6.05%	6.20%	6.67%	0.88%	1.92%
Portfolio turnover rate	11.35%	19.75%	1.66%	20.67%	22.70%	3.73%	—	—

[1]	Unaudited.

[2]	Commencement of operations.

[3]	Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

[4]	Annualized when the period presented is less than one year.

[5]	Per share information was calculated based on average shares.

The accompanying notes are an integral part of these financial statements.

				Money Market Fund	U.S. Treasury Money Fund

2000	1999	1998	1997	March 4, 2002[2] through June 30, 2002[1]	June 30, 2002[1]	2001	2000	1999	1998	1997

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

0.030	0.024	0.026	0.029	0.006	0.005	0.033	0.052	0.040	0.045	0.046
0.000	0.000	0.000	0.000	(0.000)	(0.000)	(0.000)	0.000	0.000	0.000	0.000

0.030	0.024	0.026	0.029	0.006	0.005	0.033	0.052	0.040	0.045	0.046

(0.030)	(0.024)	(0.026)	(0.029)	(0.006)	(0.005)	(0.033)	(0.052)	(0.040)	(0.045)	(0.046)
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000

(0.030)	(0.024)	(0.026)	(0.029)	(0.006)	(0.005)	(0.033)	(0.052)	(0.040)	(0.045)	(0.046)

$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

3.03%	2.44%	2.67%	2.97%	0.60%	0.50%	3.32%	5.35%	4.02%	4.60%	4.73%

$37,924	$39,316	$40,483	$44,751	$11,390	$55,606	$75,962	$81,925	$55,892	$58,186	$60,033

0.94%	0.95%	0.99%	0.97%	1.23%	1.01%	0.99%	1.02%	1.03%	1.02%	1.02%
0.63%	0.63%	0.67%	0.64%	0.00%	0.74%	0.73%	0.68%	0.69%	0.60%	0.62%
2.98%	2.41%	2.74%	2.94%	1.83%	1.00%	3.31%	5.24%	3.96%	4.49%	4.63%
—	—	—	—	—	—	—	—	—	—	—

Notes To Financial Statements	June 30, 2002 (unaudited)

1. Significant Accounting Policies

Atlas Assets, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and offering fifteen portfolios. The Company currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Fund of Funds, the Atlas Global Growth Fund, the Atlas Growth and Income Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money Fund (a “Fund”, or collectively, the “Funds”). All Funds are diversified with the exception of the Atlas Fund of Funds, the Atlas California Municipal Money Fund and the Atlas California Municipal Bond Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a “feeder” fund in a “master-feeder” structure. As such, the Fund invests all of its assets in a separate mutual fund known as the “Master Portfolio”. The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund’s investment value in the Master Portfolio, which reflects the Fund’s ownership in the net assets of the Master Portfolio, is 1.10% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Atlas S&P 500 Index Fund.

The investment objective of the Money and Bond Funds is to seek a high level of current income consistent with prudent investment management. The Money Funds seek short-term yields with liquidity and stability of principal. The Bond Funds seek higher long-term yields for investors who can accept price fluctuations. The Stock Funds seek a varying mix of long-term capital growth and current income for investors who can accept price fluctuations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.
Investment Valuation: Bond Fund securities are valued by pricing services. Valuations of portfolio securities furnished by the pricing services are based upon a computerized matrix system and/or appraisals, in each case, in reliance upon information concerning market transactions and quotations from recognized securities dealers. Securities for which quotations are readily available are valued based upon those quotations. Securities for which quotations are not readily available (which constitute the majority of the Bond Funds’ securities) are valued at their fair value based upon the information supplied by the pricing services. The methods used by the pricing services and the quality of valuations so established is reviewed by the Company’s officers under the general supervision of the Directors of the Company. There are a number of pricing services available and the Directors, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Money Fund securities have a remaining maturity of 13 months or less and their entire portfolios have a weighted average maturity of 90 days or less. As such, all of the Money Fund securities are valued at amortized cost, which approximates value. If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the bid price.

Stock Fund securities listed or traded on an exchange are valued at the last sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated

Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the last sales price on the valuation date.

Atlas Fund of Funds’ investments are valued at the net asset value of each underlying Atlas fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on each day the Exchange is open for trading.

b.
Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of June 30, 2002, Atlas Strategic Income Fund holds securities in default with an aggregate market value of $1,737,781, representing 1.42% of the Fund’s net assets.

c.
Municipal Bonds or Notes with “Puts”: The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a “put”. In determining the weighted average maturity of the Money Funds’ portfolios, municipal bonds and notes as to which the Funds hold a put will be deemed to mature on the last day on which the put may be exercisable.

d.
Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. The maturity of these instruments for purposes of calculating the portfolio’s weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

e.
Federal Income Taxes: It is the Company’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment and tax-exempt income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

f.
Security Transactions: As is common in the industry, security transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

g.
Allocation of Expenses, Income and Gains and Losses: Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. All other expenses are charged to each Fund as incurred on a specific identification basis.

h.
Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Interest on payment-in-kind debt securities is accrued as income at the coupon rate and a market adjustment is made periodically. Dividends are recorded on the ex-dividend date. Dividends-in-kind are recorded as income on the ex-dividend date at the current market value of the underlying security. The Money Funds declare and reinvest dividends daily and pay them monthly. The Bond Funds declare dividends daily and reinvest and pay them monthly. The Stock Funds, with the exception of the Atlas Balanced Fund and the Atlas Growth and Income Fund, which are on a quarterly schedule, declare, pay and reinvest dividends annually. Income for the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth and Income Fund and the Atlas Strategic Growth Fund for the six months ended June 30, 2002 are net of foreign withholding taxes of $3,877, $149, $88,445, 8,109 and $9,371, respectively. Distributions of capital gains, if any, will normally be declared and paid once year.

Notes To Financial Statements	June 30, 2002 (unaudited)

i.
To-Be-Announced Securities: The Funds may trade portfolio securities on a “to-be-announced” (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, the Fund sets aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of June 30, 2002 amounted to $30,130,140 for Atlas Strategic Income Fund and $18,085,375 for Atlas U.S. Government and Mortgage Securities Fund.

j.
Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly. These same principles apply to the sale of put options.

k.
Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (forward contracts) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

The valuation of forward contracts, owned by the Stock Funds and Atlas Strategic Income Fund is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

Securities are held in segregated accounts to cover net exposure on outstanding forward contracts. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

The risks associated with forward contracts include the potential default of the other party to the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

l.
Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

m.
Dollar Roll Transactions: The Atlas Balanced Fund, the Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may engage in dollar reverse repurchase agreements (“dollar rolls”), which entail the simultaneous sale of securities with an agreement to buy back substantially similar securities at a future date at a price less than the price at which the securities were originally sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential in price between the sale price and repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. Pursuant to regulation, the funds set aside sufficient investment securities as collateral to meet these commitments. Dollar roll transactions involve risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities.

n.
Foreign Currency Translation: Amounts denominated in or expected to settle in foreign currencies (FC) are translated into United States dollars at rates reported by selected pricing services on the following basis: Market value of investment, other assets and liabilities — at the closing rate of exchange at the balance sheet date; purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates such transactions are recorded.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FC’s, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

o.
Classification of Distributions to Shareholders: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may vary from the characterization for Federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which distributions are made may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

p.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Unrealized Appreciation/Depreciation — Tax Basis

As of June 30, 2002, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000’s):

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth and Income Fund	Strategic Growth Fund	Value Fund

Unrealized appreciation	$1,827	$1,796	$1	$15,505	$29,443	$2,191	$59
Unrealized depreciation	$(8,279)	$(3,011)	$(62)	$(12,241)	$(23,872)	$(24,857)	$(400)

Net unrealized appreciation (depreciation) . . . . . . . . . . . .	$(6,452)	$(1,215)	$(61)	$3,264	$5,571	$(22,666)	$(341)

Cost of securities for federal income tax purposes . . . . . . .	$36,328	$18,922	$1,038	$108,095	$306,329	$98,128	$6,387

	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Sercurities Fund	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund

Unrealized appreciation	$11,367	$3,812	$3,665	$7,694	$—	$—	$—
Unrealized depreciation	$(267)	$(129)	$(12,779)	$(266)	$—	$—	$—

Net unrealized appreciation (depreciation) . . . . . . . . . . . .	$11,100	$3,683	$(9,114)	$7,428	$—	$—	$—

Cost of securities for federal income tax purposes	$262,427	$73,897	$159,652	$314,961	$38,033	$10,839	$55,764

Notes To Financial Statements	June 30, 2002 (unaudited)

3. Share Transactions

The following is a summary of share transactions for the periods ended June 30, 2002 and December 31, 2001 (in 000’s):

	Balanced Fund		Emerging Growth Fund		Fund of Funds	Global Growth Fund
	2002	2001	2002	2001	2002[1]	2002	2001

Sold	169	574	173	289	118	885	994
Issued in reinvestment of dividends	28	59	0	0	0	0	0
Redeemed	(860)	(840)	(99)	(404)	(15)	(573)	(1,248)

Net increase (decrease)	(663)	(207)	74	(115)	103	312	(254)

	Growth and Income Fund		S&P 500 Index Fund		Strategic Growth Fund		Value Fund
	2002	2001	2002	2001	2002	2001	2002[1]

Sold	617	1,510	1,903	2,208	429	779	655
Issued in reinvestment of dividends	7	26	0	16	0	0	0
Redeemed	(1,400)	(2,811)	(505)	(458)	(739)	(1,797)	(5)

Net increase (decrease)	(776)	(1,275)	1,398	1,766	(310)	(1,018)	650

	California Municipal Bond Fund		National Municipal Bond Fund		Strategic Income Fund		U .S. Government and Mortgage Securities Fund
	2002	2001	2002	2001	2002	2001	2002	2001

Sold	3,518	5,020	1,295	1,743	7,497	12,350	10,252	16,956
Issued in reinvestment of dividends	347	624	102	182	367	742	630	870
Redeemed	(1,681)	(2,523)	(567)	(678)	(2,726)	(6,312)	(4,312)	(4,422)

Net increase (decrease)	2,184	3,121	830	1,247	5,138	6,780	6,570	13,404

	California Municipal Money Fund		Money Market Fund	U.S. Treasury Money Fund
	2002	2001	2002[2]	2002	2001

Sold	8,184	21,720	18,649	15,363	68,651
Issued in reinvestment of dividends	151	694	28	313	2,601
Redeemed	(11,489)	(21,072)	(7,287)	(36,031)	(77,225)

Net increase (decrease)	(3,154)	1,342	11,390	(20,355)	(5,973)

[1]	For the period May 1, 2002 (commencement of operations) to June 30, 2002.

[2]	For the period March 4, 2002 (commencement of operations) to June 30, 2002.

4. Purchases and Sales of Securities

Aggregate purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2002 were as follows (in 000’s):

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth and Income Fund	Strategic Growth Fund	Value Fund

Purchases	$27,390	$28,974	$1,185	$28,699	$206,919	$18,610	$10,009
Sales	$25,014	$28,088	$142	$19,428	$189,445	$15,431	$ 3,707

	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund

Purchases	$36,158	$13,792	$94,469	$99,175	$0	$0	$0
Sales	$22,517	$4,274	$57,540	$38,566	$0	$0	$0

At June 30, 2002 the following Funds had capital loss carryovers approximating these amounts for federal income tax purposes (in 000’s):

	Expiring December 31,

	2002	2003	2004	2005	2006	2007	2008	2009

Balanced Fund	$—	$—	$—	$—	$—	$—	$2,028	$892
Emerging Growth Fund	$—	$—	$—	$—	$—	$—	$3,587	$2,756
Global Growth Fund	$—	$—	$—	$—	$—	$—	$—	$6,389
Growth and Income Fund	$—	$—	$—	$—	$—	$—	$—	$31,390
Strategic Growth Fund	$—	$—	$—	$—	$—	$—	$—	$37,498
S&P 500 Index Fund	$—	$—	$—	$—	$—	$—	$3	$286
National Municipal Bond Fund	$—	$—	$—	$—	$—	$409	$306	$—
Strategic Income Fund	$—	$—	$—	$—	$—	$—	$2,082	$924
U.S. Government and Mortgage Securities	$5,195	$7,507	$1,491	$280	$52	$420	$1,546	$72
U.S. Treasury Money Fund	$—	$—	$1	$5	$7	$2	$4	$—

Such amounts may be used to offset capital gains realized during the subsequent periods indicated and thereby relieve these funds and their shareholders of federal tax liability with respect to the capital gains that are so offset. It is the intention of the Funds not to make distributions from capital gains while they have a capital loss carryover.

5. Transactions With Affiliates and Related Parties

Atlas Advisers, Inc. (the “Adviser”) provides portfolio management services to the Atlas Fund of Funds, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money Fund and supervises the provision of similar services to the Atlas Municipal Funds by Boston Safe Advisers, Inc., to the Atlas Stock Funds, other than the Atlas Fund of Funds and the Atlas Value Fund, and to the Atlas Strategic Income Fund by OppenheimerFunds, Inc., to the Atlas Value Fund by Pilgrim, Baxter & Associates, Ltd. (together, the “Subadvisers”) and to the Master Portfolio, in which the Atlas S&P 500 Index Fund invests, by Barclays Global Fund Advisors (BGFA). The Atlas S&P 500 Index Fund invests all of its assets in the Master Portfolio, a passively managed fund, which is advised by BGFA. Each Fund pays the Adviser a management fee for the investment management services, and the Adviser, in turn, pays the Subadvisers. In addition, Atlas S&P 500 Index Fund pays directly to BGFA an annualized fee of .05% of its daily assets invested in the Master Portfolio. The management fee is based on an annual rate, equal to a percentage of each Fund’s average daily net assets, and is paid monthly as follows: .50% of assets up to $500 million and .475% of assets over $500 million for the Money Funds; .55% of assets up to $500 million and .50% of assets over $500 million for the Bond Funds other than Atlas Strategic Income Fund; .70% of assets up to $100 million, .60% of assets of the next $400 million and .50% of assets over $500 million for the Stock Funds other than Atlas Emerging Growth Fund, Atlas Global Growth Fund, Atlas S&P 500 Index Fund and Atlas Value Fund; .75% of assets up to $100 million, .70% of assets of the next $400 million and .65% of assets over $500 million for the Atlas Strategic Income Fund; 80% of assets up to $100 million, .75% of assets of the next $400 million and .70% of assets over $500 million for the Atlas Emerging Growth Fund, the Atlas Global Growth Fund and Atlas Value Fund; and .25% of assets up to $500 million and .23% of assets over $500 million for the Atlas S&P 500 Index Fund and the Atlas Fund of Funds. At June 30, 2002 the following amounts were payable by the respective Funds to Atlas Advisers, Inc. for management services rendered: Balanced Fund, $16,511; Emerging Growth Fund, $11,205; Global Growth Fund, $69,028; Growth and Income Fund, $155,574; Strategic Growth Fund, $42,874; Value Fund, $1,482; California Municipal Bond Fund, $113,603; National Municipal Bond Fund, $32,795; Strategic Income Fund, $69,437; U.S. Government and Mortgage Securities Fund, $158,772; California Municipal Money Fund, $13,490; and U.S. Treasury Money Fund, $22,654.

Atlas Securities, Inc. (the “Distributor”) acts as principal underwriter for shares of each Fund pursuant to a Principal Underwriting Agreement. The Distributor receives payments under a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, the Company may reimburse the Distributor up to a maximum of

Notes To Financial Statements	June 30, 2002 (unaudited)

..25% per year of average daily net assets in each fund, payable on a quarterly basis. At June 30, 2002, the following amounts were payable by the respective Funds to Atlas Securities, Inc. for Plan services rendered: Balanced Fund, $20,839; Emerging Growth Fund, $5,406; Global Growth Fund, $71,517; Growth and Income Fund $205,325; S&P 500 Index Fund, $18,297; Strategic Growth Fund, $52,621; Value Fund, $2,149; California Municipal Bond Fund, $160,992; National Municipal Bond Fund, $46,347; Strategic Income Fund, $72,901; U.S. Government and Mortgage Securities Fund, $220,476 and U.S. Treasury Money Fund, $688.

Due to voluntary expense waivers in effect during the period ended June 30, 2002, 12b-1 fees were assessed and paid to the Distributor at rates, varying by Fund, ranging from 0.00% to .25% per annum. 12b-1 fees due the Distributor were reduced in the amount of $145,764. Management fees due the Adviser were reduced by $67,937. The Adviser also absorbed $53,576 of other Fund expenses during the period.

The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corporation. Certain officers and directors of the Company are also officers and/or directors of the Adviser and the Distributor.

At June 30, 2002, Golden West Financial Corporation owned 115,723 shares in the Atlas Emerging Growth Fund, 10,000 shares in Atlas Fund of Funds, 1,000 shares in the Atlas S&P 500 Index Fund, 125,000 shares in the Atlas Value Fund, and 75,785 shares in the Atlas U.S. Treasury Money Fund.

6. Concentrations of Credit Risk

There are certain concentrations of credit risk, which may subject the Funds more significantly to economic changes occurring in certain industries or sectors as follows:

The California Municipal Money Fund and the California Municipal Bond Fund have concentrations in California municipal securities.

The U.S. Government and Mortgage Securities Fund has a concentration in Federal National Mortgage Association securities.

The Money Market Fund has a concentration in Federal National Mortgage Association and Federal Home Loan Mortgage Corp. securities.

The U.S. Treasury Money Fund has a concentration in United States Treasury obligations.

Industry and sector concentrations greater than 10% of a Fund’s net assets at June 30, 2002 are as follows:

The Balanced Fund has 16.84% in Federal National Mortgage Association bonds and 15.96% in United States Treasury Notes.

The Growth and Income Fund has 17.71% in diversified financial services.

The Strategic Growth Fund has 10.41% in diversified financial services.

The Value Fund has 12.29% in diversified financial services and 14.87% in pharmaceuticals.

The California Municipal Bond Fund has 12.33% in transportation, 11.84% in lease revenue, 18.88% in general obligation bonds and 11.15% in water/sewer.

The National Municipal Bond Fund has 21.73% in general obligation bonds and 13.48% in transportation.

The Strategic Income Fund has 35.08% in Federal National Mortgage Association bonds.

The California Municipal Money Fund has 34.25% in housing, 12.43% in lease revenue, 12.23% in transportation and 14.09% in water/sewer.

7. Forward Contracts

Open forward contracts in the Funds to purchase and sell foreign currencies as of June 30, 2002 were as follows:

	Settlement Date	Contract Amount (000’s)		Valuation as of 6/30/02	Unrealized Gain (Loss)

Strategic Income Fund:
Contracts to Purchase:
Australian Dollar	04/15/03	495	AUD	$271,453	$6,663
British Pound Sterling	07/08/02-10/28/02	1,065	GBP	1,615,726	48,684
Canadian Dollar	04/16/03-04/17/03	545	CAD	355,509	9,489
Euro	07/05/02-05/05/03	5,173	EUR	5,070,581	200,887
Japanese Yen	11/01/02-05/08/03	757,035	JPY	6,416,456	328,664

				$13,729,725	594,387

Contracts to Sell:
Australian Dollar	09/18/02-04/15/03	710	AUD	$391,543	(14,615)
British Pound Sterling	07/05/02-10/28/02	1,035	GBP	1,570,828	(62,727)
Canadian Dollar	08/21/02	200	CAD	131,471	(5,685)
Euro	07/05/02-05/05/03	6,760	EUR	6,616,387	(305,203)
Japanese Yen	11/01/02-05/02/03	367,540	JPY	3,112,474	(159,824)

				$11,822,703	(548,054)

Net unrealized gain					$46,333

8. Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to attempt to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker, must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statements of Investments. The Statements of Assets and Liabilities reflects a receivable or payable for the daily mark to market variation margin.

Futures contracts (and related options) involve risks to which the Bond and Stock Funds would otherwise not be subject. Inherent risks include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

Notes To Financial Statements	June 30, 2002 (unaudited)

As of June 30, 2002, the Atlas Strategic Income Fund had outstanding futures contracts as follows:

	Expiration Date	Number of Contracts	Valuation as of June 30, 2002	Unrealized Appreciation (Depreciation)

Contracts to Purchase:
90-Day Euro Dollar	03/03	12	$2,917,350	$17,650
90-Day Euro Dollar	12/02	3	$732,975	2,763
Dax Index	09/02	1	$109,377	742
Euro-Bundesobligation	09/02	2	$212,584	3,661
Nikkei 225 Index	09/02	1	$52,675	(4,718)
U.S. Long Bonds	09/02	1	$102,781	1,750
U.S. Treasury Notes, 5 Yr.	09/02	2	$214,844	3,047
U.S. Treasury Notes, 10 Yr.	09/02	83	$8,900,453	166,648
United Kingdom Long Gilt	09/02	1	$172,241	2,920

				194,463

Contracts to Sell:
Australian (Commonwealth of)
Bonds, 10 Yr.	09/02	5	$281,072	(7,784)
Nasdaq 100 Index	09/02	2	$210,800	13,170
U.S. Treasury Notes, 2 Yr.	09/02	51	$10,707,609	(78,969)

				(73,583)

Net unrealized gain				$120,880

9. Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options my be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

A Fund may sell covered put options and call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

A Fund may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.

Premiums received are recorded as a liability which is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option expires or is canceled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses are reported in the Statements of Operations.

The risk in writing a call option is that the Fund foregoes the opportunity for profit if the value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction.

Written option transactions in the Funds for the six months ended June 30, 2002 were as follows:

	Call Options

	Number of Options	Amount of Premiums

Strategic Income Fund:
Options outstanding at December 31, 2001	41,380	$97,314
Options written	415,460	41,552
Options closed or expired	(456,840)	(138,866)
Options exercised	0	0

Options outstanding at June 30, 2002	0	$0

	Call Options

	Number of Options	Amount of Premiums

Balanced Fund:
Options outstanding at December 31, 2001	0	$0
Options written	4,000	9,000
Options closed or expired	(4,000)	(9,000)
Options exercised	0	0

Options outstanding at June 30, 2002	0	$0

10. Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted. Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof, as determined under methods approved by the Board of Directors, would exceed 10% of its net assets. At June 30, 2002, the value of illiquid securities and the resulting percentage of net assets amounted to $5,026,975 or 4.13% in the Atlas Strategic Income Fund. Certain Funds own restricted securities which have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

11. Credit Swap Transactions

The Bond Funds may enter into credit swap transactions to seek to maintain a total return on a particular investment or portion of the portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, and represents neither an asset nor a liability to either counterparty, it is referred to as a notional principal amount. A Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations). The Fund segregates liquid assets to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive.

As of June 30, 2002, the Strategic Income Fund has entered into the following credit swap agreements:

	Expiration Date	Notional Principal	Valuation as of June 30, 2002	Unrealized Appreciation

Contract Description:
JPMorgan Chase Bank, Jordan (Kingdom of) Credit Nts.	6/06/06	75,000	$298	$298

S&P 500 Index Master Portfolio Schedule of Investments	June 30, 2002 (unaudited)

	Shares	Value
Common Stocks - 99.38%
Advertising - 0.22%
Interpublic Group of Companies Inc.	108,757	$2,692,823
Omnicom Group Inc.	53,258	2,439,216
TMP Worldwide Inc. (1)	31,712	681,808

		5,813,847

Aerospace / Defense - 1.76%
Boeing Co. (The)	238,807	10,746,315
General Dynamics Corp.	57,421	6,106,723
Goodrich Corp.	29,030	793,100
Lockheed Martin Corp.	128,309	8,917,475
Northrop Grumman Corp.	32,114	4,014,250
Raytheon Co.	113,363	4,619,542
Rockwell Collins Inc.	52,044	1,427,046
United Technologies Corp.	134,616	9,140,426

		45,764,877

Airlines - 0.19%
AMR Corp. (1)	44,160	744,538
Delta Air Lines Inc.	35,083	701,660
Southwest Airlines Co.	219,686	3,550,126

		4,996,324

Apparel - 0.31%
Jones Apparel Group Inc. (1)	36,664	1,374,900
Liz Claiborne Inc.	30,363	965,543
Nike Inc. “B”	76,419	4,099,879
Reebok International Ltd. (1)	16,938	499,671
VF Corp.	31,348	1,229,155

		8,169,148

Auto Manufacturers - 0.72%
Ford Motor Company	516,056	8,256,896
General Motors Corp. “A”	159,670	8,534,361
Navistar International Corp.	17,214	550,848
PACCAR Inc.	32,973	1,463,672

		18,805,777

Auto Parts & Equipment - 0.26%
Cooper Tire & Rubber Co.	20,819	427,830
Dana Corp.	42,295	783,726
Delphi Automotive Systems Corp.	159,678	2,107,750
Goodyear Tire & Rubber Co. (The)	46,485	869,734
TRW Inc.	36,275	2,066,949
Visteon Corp.	37,234	528,723

		6,784,712

Banks - 8.20%
AmSouth Bancorp	102,952	2,304,066
Bank of America Corp.	438,223	30,833,370
Bank of New York Co. Inc. (The)	207,228	6,993,945
Bank One Corp.	334,151	12,858,130
BB&T Corp.	136,432	5,266,275
Charter One Financial Inc.	63,985	2,199,804
Comerica Inc.	50,167	3,080,254
Fifth Third Bancorp	167,648	11,173,739
First Tennessee National Corp.	36,095	1,382,438
FleetBoston Financial Corp.	298,062	9,642,306
Golden West Financial Corp.	44,081	3,031,891
Huntington Bancshares Inc.	70,388	1,366,935
JP Morgan Chase & Co.	566,802	19,225,924
KeyCorp.	121,264	3,310,507
	Shares	Value
Marshall & Ilsley Corp.	60,412	$1,868,543
Mellon Financial Corp.	125,552	3,946,099
National City Corp.	173,350	5,763,887
Northern Trust Corp.	63,119	2,781,023
PNC Financial Services Group (The)	80,850	4,226,838
Regions Financial Corp.	65,294	2,295,084
SouthTrust Corp.	98,702	2,578,096
State Street Corp.	92,593	4,138,907
SunTrust Banks Inc.	81,486	5,518,232
Synovus Financial Corp.	84,068	2,313,551
U.S. Bancorp	544,233	12,707,841
Union Planters Corp.	57,701	1,867,781
Wachovia Corp.	389,628	14,875,997
Washington Mutual Inc.	277,356	10,292,681
Wells Fargo & Co.	487,003	24,379,370
Zions Bancorporation	26,124	1,361,060

		213,584,574

Beverages - 3.21%
Anheuser-Busch Companies Inc.	249,528	12,476,400
Brown-Forman Corp. “B”	19,447	1,341,843
Coca-Cola Co. (The)	707,077	39,596,312
Coca-Cola Enterprises Inc.	127,168	2,807,869
Coors (Adolf) Company “B”	10,270	639,821
Pepsi Bottling Group Inc.	80,449	2,477,829
PepsiCo Inc.	503,343	24,261,133

		83,601,207

Biotechnology - 0.80%
Amgen Inc. (1)	295,784	12,387,434
Biogen Inc. (1)	42,282	1,751,743
Chiron Corp. (1)	54,093	1,912,188
Genzyme Corp. - General Division (1)	60,879	1,171,312
Immunex Corp. (1)	157,169	3,511,155

		20,733,832

Building Materials - 0.25%
American Standard Companies Inc. (1)	20,662	1,551,716
Masco Corp.	137,759	3,734,646
Vulcan Materials Co.	28,873	1,264,637

		6,550,999

Chemicals - 1.49%
Air Products & Chemicals Inc.	64,681	3,264,450
Ashland Inc.	19,753	799,996
Dow Chemical Co. (The)	258,402	8,883,861
Du Pont (E.I.) de Nemours & Co.	282,747	12,553,967
Eastman Chemical Co.	22,004	1,031,988
Engelhard Corp.	36,889	1,044,696
Great Lakes Chemical Corp.	14,288	378,489
Hercules Inc. (1)	31,041	360,076
PPG Industries Inc.	48,048	2,974,171
Praxair Inc.	46,505	2,649,390
Rohm & Haas Co. “A”	62,893	2,546,538
Sherwin-Williams Co. (The)	43,451	1,300,488
Sigma-Aldrich Corp.	20,836	1,044,925

		38,833,035

Commercial Services - 1.10%
Apollo Group Inc. “A” (1)	49,162	1,937,966
Block (H & R) Inc.	52,241	2,410,922
Cendant Corp. (1)	296,952	4,715,598
Concord EFS Inc. (1)	145,338	4,380,487

The accompanying notes are an integral part of these financial statements.

	(continued)

	Shares	Value
Convergys Corp. (1)	49,223	$958,864
Deluxe Corp.	18,054	702,120
Donnelley (R.R.) & Sons Co.	32,246	888,377
Ecolab Inc.	36,714	1,697,288
Equifax Inc.	41,218	1,112,886
McKesson Corp.	81,833	2,675,939
Moody’s Corp.	43,927	2,185,368
Paychex Inc.	106,785	3,341,303
Quintiles Transnational Corp. (1)	33,793	422,075
Robert Half International Inc. (1)	50,151	1,168,518

		28,597,711

Computers - 4.73%
Apple Computer Inc. (1)	101,262	1,794,363
Cisco Systems Inc. (1)	2,084,319	29,076,250
Computer Sciences Corp. (1)	48,646	2,325,279
Dell Computer Corp. (1)	738,960	19,316,414
Electronic Data Systems Corp.	136,370	5,066,145
EMC Corp. (1)	632,963	4,778,871
Gateway Inc. (1)	92,246	409,572
Hewlett-Packard Co.	859,511	13,133,328
International Business Machines Corp.	487,348	35,089,056
Lexmark International Inc. “A” (1)	36,936	2,009,318
NCR Corp. (1)	28,036	970,046
Network Appliance Inc. (1)	95,043	1,182,335
Palm Inc. (1)	164,909	290,240
Sun Microsystems Inc. (1)	924,163	4,630,057
Unisys Corp. (1)	91,623	824,607
Veritas Software Corp. (1)	116,493	2,305,396

		123,201,277

Cosmetics / Personal Care - 2.51%
Alberto-Culver Co. “B”	16,449	786,262
Avon Products Inc.	67,313	3,516,431
Colgate-Palmolive Co.	155,758	7,795,688
Gillette Co. (The)	300,853	10,189,891
International Flavors & Fragrances Inc.	26,830	871,707
Kimberly-Clark Corp.	147,717	9,158,454
Procter & Gamble Co.	369,979	33,039,125

		65,357,558

Distribution / Wholesale - 0.31%
Costco Wholesale Corp. (1)	129,265	4,992,214
Genuine Parts Co.	49,605	1,729,726
Grainger (W.W.) Inc.	26,657	1,335,516

		8,057,456

Diversified Financial Services - 6.44%
American Express Co.	378,609	13,751,079
Bear Stearns Companies Inc. (The)	28,375	1,736,550
Capital One Financial Corp.	62,594	3,821,364
Citigroup Inc.	1,465,290	56,779,988
Countrywide Credit Industries Inc.	35,185	1,697,676
Fannie Mae	283,887	20,936,666
Franklin Resources Inc.	74,558	3,179,153
Freddie Mac	197,856	12,108,787
Household International Inc.	129,964	6,459,211
Lehman Brothers Holdings Inc.	69,475	4,343,577
MBNA Corp.	242,491	8,019,177
Merrill Lynch & Co. Inc.	245,589	9,946,354
Morgan Stanley Dean Witter & Co.	313,614	13,510,491
	(continued)

	Shares	Value
Providian Financial Corp.	82,198	$483,324
Schwab (Charles) Corp. (The)	390,394	4,372,413
SLM Corp.	44,221	4,285,015
Stilwell Financial Inc.	63,301	1,152,078
T. Rowe Price Group Inc.	35,224	1,158,165

		167,741,068

Electric - 2.68%
AES Corp. (The) (1)	152,106	824,415
Allegheny Energy Inc.	35,728	919,996
Ameren Corp.	41,093	1,767,410
American Electric Power Co. Inc.	96,474	3,860,889
Calpine Corp. (1)	106,447	748,322
Cinergy Corp.	47,563	1,711,792
CMS Energy Corp.	38,374	421,347
Consolidated Edison Inc.	60,536	2,527,378
Constellation Energy Group Inc.	46,697	1,370,090
Dominion Resources Inc.	78,739	5,212,522
DTE Energy Co.	47,443	2,117,856
Duke Energy Corp.	236,234	7,346,877
Edison International (1)	92,753	1,576,801
Entergy Corp.	63,848	2,709,709
Exelon Corp.	91,670	4,794,341
FirstEnergy Corp.	84,732	2,828,354
FPL Group Inc.	50,107	3,005,919
Mirant Corp. (1)	114,436	835,383
NiSource Inc.	59,078	1,289,673
PG&E Corp. (1)	110,858	1,983,250
Pinnacle West Capital Corp.	24,143	953,648
PPL Corp.	41,889	1,385,688
Progress Energy Inc.	62,982	3,275,694
Public Service Enterprise Group Inc.	58,710	2,542,143
Reliant Energy Inc.	86,419	1,460,481
Southern Co.	200,557	5,495,262
TECO Energy Inc.	43,817	1,084,471
TXU Corp.	75,811	3,908,057
Xcel Energy Inc.	112,218	1,881,896

		69,839,664

Electrical Components & Equipment - 0.35%
American Power Conversion Corp. (1)	55,787	704,590
Emerson Electric Co.	119,850	6,413,174
Molex Inc.	55,093	1,847,268
Power-One Inc. (1)	22,520	140,074

		9,105,106

Electronics - 0.60%
Agilent Technologies Inc. (1)	132,164	3,125,679
Applera Corp. - Applied Biosystems Group	60,462	1,178,404
Jabil Circuit Inc. (1)	56,239	1,187,205
Johnson Controls Inc.	25,226	2,058,694
Millipore Corp.	13,759	440,013
Parker Hannifin Corp.	33,509	1,601,395
PerkinElmer Inc.	35,791	395,491
Sanmina-SCI Corp. (1)	149,198	941,439
Solectron Corp. (1)	234,270	1,440,761
Symbol Technologies Inc.	65,276	554,846
Tektronix Inc. (1)	25,969	485,880
Thermo Electron Corp. (1)	49,065	809,573
Thomas & Betts Corp.	16,596	308,686

S&P 500 Index Master Portfolio Schedule of Investments	June 30, 2002 (unaudited)
	(continued)

	Shares	Value
Waters Corp. (1)	37,399	$998,553

		15,526,619

Engineering & Construction - 0.03%
Fluor Corp.	22,933	893,240

		893,240

Entertainment - 0.06%
International Game Technology (1)	25,650	1,454,355

		1,454,355

Environmental Control - 0.20%
Allied Waste Industries Inc. (1)	56,125	538,800
Waste Management Inc.	175,953	4,583,576

		5,122,376

Food - 2.40%
Albertson’s Inc.	115,775	3,526,507
Archer-Daniels-Midland Co.	185,483	2,372,328
Campbell Soup Co.	116,778	3,230,079
ConAgra Foods Inc.	152,937	4,228,708
General Mills Inc.	104,291	4,597,147
Heinz (H.J.) Co.	99,740	4,099,314
Hershey Foods Corp.	38,857	2,428,563
Kellogg Co.	116,466	4,176,471
Kroger Co. (1)	226,071	4,498,813
Safeway Inc. (1)	137,588	4,016,194
Sara Lee Corp.	223,334	4,609,614
SUPERVALU Inc.	37,909	929,908
Sysco Corp.	188,848	5,140,443
Unilever NV – NY Shares	162,719	10,544,191
Winn-Dixie Stores Inc.	40,017	623,865
Wrigley (William Jr.) Co.	64,151	3,550,758

		62,572,903

Forest Products & Paper - 0.65%
Boise Cascade Corp.	16,570	572,162
Georgia-Pacific Corp.	65,552	1,611,268
International Paper Co.	137,475	5,991,160
Louisiana-Pacific Corp.	29,769	315,254
MeadWestvaco Corp.	56,887	1,909,128
Plum Creek Timber Co. Inc.	52,574	1,614,022
Temple-Inland Inc.	15,077	872,355
Weyerhaeuser Co.	62,190	3,970,832

		16,856,181

Gas - 0.14%
KeySpan Corp.	40,062	1,508,334
Nicor Inc.	12,604	576,633
Peoples Energy Corp.	10,096	368,100
Sempra Energy	58,454	1,293,587

		3,746,654

Hand / Machine Tools - 0.10%
Black & Decker Corp.	22,899	1,103,732
Snap-On Inc.	16,561	491,696
Stanley Works (The)	24,273	995,436

		2,590,864

Health Care - 4.50%
Aetna Inc.	41,542	1,992,770
Bard (C.R.) Inc.	14,974	847,229
	(continued)

	Shares	Value
Bausch & Lomb Inc.	15,348	$519,530
Baxter International Inc.	171,122	7,606,373
Becton Dickinson & Co.	73,543	2,533,556
Biomet Inc.	76,292	2,069,039
Boston Scientific Corp. (1)	115,575	3,388,659
Guidant Corp. (1)	87,105	2,633,184
HCA Inc.	146,337	6,951,008
Health Management Associates Inc. “A” (1)	68,692	1,384,144
HEALTHSOUTH Corp. (1)	112,024	1,432,787
Humana Inc. (1)	48,176	752,991
Johnson & Johnson	857,243	44,799,519
Manor Care Inc. (1)	28,556	656,788
Medtronic Inc.	345,624	14,809,988
St. Jude Medical Inc. (1)	25,084	1,852,453
Stryker Corp. (1)	56,180	3,006,192
Tenet Healthcare Corp. (1)	92,769	6,637,622
UnitedHealth Group Inc.	87,664	8,025,639
WellPoint Health Networks Inc. (1)	41,284	3,212,308
Zimmer Holdings Inc. (1)	55,286	1,971,499

		117,083,278

Home Builders - 0.11%
Centex Corp.	17,426	1,007,049
KB HOME	14,618	752,973
Pulte Homes Inc.	17,330	996,128

		2,756,150

Home Furnishings - 0.14%
Leggett & Platt Inc.	55,805	1,305,837
Maytag Corp.	22,075	941,499
Whirlpool Corp.	19,343	1,264,258

		3,511,594

Household Products / Wares - 0.40%
American Greetings Corp. “A”	18,547	308,993
Avery Dennison Corp.	31,272	1,962,318
Clorox Co.	65,576	2,711,568
Fortune Brands Inc.	42,750	2,394,000
Newell Rubbermaid Inc.	75,996	2,664,420
Tupperware Corp.	16,584	344,781

		10,386,080

Insurance - 4.79%
ACE Ltd.	74,646	2,358,814
AFLAC Inc.	147,488	4,719,616
Allstate Corp. (The)	201,960	7,468,481
Ambac Financial Group Inc.	30,172	2,027,558
American International Group Inc.	743,853	50,753,090
AON Corp.	77,437	2,282,843
Chubb Corp.	48,805	3,455,394
CIGNA Corp.	40,105	3,907,029
Cincinnati Financial Corp.	46,193	2,149,360
Conseco Inc. (1)	98,502	197,004
Hancock (John) Financial Services Inc.	83,830	2,950,816
Hartford Financial Services Group Inc.	70,439	4,189,007
Jefferson-Pilot Corp.	42,764	2,009,908
Lincoln National Corp.	53,240	2,236,080
Loews Corp.	53,815	2,851,657
Marsh & McLennan Companies Inc.	77,955	7,530,453
MBIA Inc.	42,050	2,377,087

The accompanying notes are an integral part of these financial statements.

	(continued)

	Shares	Value
MetLife Inc.	200,825	$5,783,760
MGIC Investment Corp.	30,089	2,040,034
Progressive Corp. (The)	62,620	3,622,567
SAFECO Corp.	36,384	1,123,902
St. Paul Companies Inc.	59,305	2,308,151
Torchmark Corp.	34,566	1,320,421
UNUMProvident Corp.	69,157	1,760,046
XL Capital Ltd. “A”	38,574	3,267,218

		124,690,296

Iron / Steel - 0.09%
Allegheny Technologies Inc.	22,939	362,436
Nucor Corp.	22,214	1,444,799
United States Steel Corp.	28,818	573,190

		2,380,425

Leisure Time - 0.43%
Brunswick Corp.	25,633	717,724
Carnival Corp. “A”	166,965	4,623,261
Harley-Davidson Inc.	86,166	4,417,731
Sabre Holdings Corp. (1)	41,131	1,472,490

		11,231,206

Lodging - 0.28%
Harrah’s Entertainment Inc. (1)	32,644	1,447,761
Hilton Hotels Corp.	105,484	1,466,228
Marriott International Inc. “A”	69,136	2,630,625
Starwood Hotels & Resorts Worldwide Inc.	56,757	1,866,738

		7,411,352

Machinery - 0.53%
Caterpillar Inc.	97,900	4,792,205
Cummins Inc.	11,786	390,117
Deere & Co.	67,678	3,241,776
Dover Corp.	57,725	2,020,375
Ingersoll-Rand Co. “A”	48,104	2,196,429
McDermott International Inc. (1)	17,941	145,322
Rockwell International Corp.	52,773	1,054,405

		13,840,629

Manufacturers - 5.00%
Cooper Industries Ltd. “A”	26,492	1,041,136
Crane Co.	17,013	431,790
Danaher Corp.	42,979	2,851,657
Eastman Kodak Co.	82,977	2,420,439
Eaton Corp.	19,985	1,453,909
General Electric Co.	2,829,129	82,186,197
Honeywell International Inc.	232,761	8,200,170
Illinois Tool Works Inc.	87,155	5,952,687
ITT Industries Inc.	25,835	1,823,951
Pall Corp.	34,940	725,005
Textron Inc.	39,827	1,867,886
3M Co.	110,841	13,633,443
Tyco International Ltd.	568,478	7,680,138

		130,268,408

Media - 3.23%
AOL Time Warner Inc. (1)	1,267,617	18,646,646
Clear Channel Communications Inc. (1)	174,418	5,584,864
Comcast Corp. “A” (1)	269,248	6,418,872
Dow Jones & Co. Inc.	23,978	1,161,734
	(continued)

(continued)	Shares	Value
Gannett Co. Inc.	75,902	$5,760,962
Knight Ridder Inc.	23,715	1,492,859
McGraw-Hill Companies Inc. (The)	55,229	3,297,171
Meredith Corp.	14,122	541,579
New York Times Co. “A”	43,134	2,221,401
Tribune Co.	85,704	3,728,124
Univision Communications Inc. (1)	65,173	2,046,432
Viacom Inc. “B” (1)	503,191	22,326,585
Walt Disney Co. (The)	580,917	10,979,331

		84,206,560

Metal Fabricate / Hardware - 0.02%
Worthington Industries Inc.	24,323	440,246

		440,246

Mining - 0.82%
Alcan Inc.	91,447	3,431,091
Alcoa Inc.	241,027	7,990,045
Barrick Gold Corp.	154,027	2,924,973
Freeport-McMoRan Copper & Gold Inc. (1)	41,082	733,314
Inco Ltd. (1)	51,879	1,174,541
Newmont Mining Corp.	111,519	2,936,295
Phelps Dodge Corp.	25,256	1,040,547
Placer Dome Inc.	93,914	1,052,776

		21,283,582

Office / Business Equipment - 0.16%
Pitney Bowes Inc.	68,502	2,720,899
Xerox Corp. (1)	204,969	1,428,634

		4,149,533

Oil & Gas Producers - 7.01%
Amerada Hess Corp.	25,328	2,089,560
Anadarko Petroleum Corp.	70,693	3,485,165
Apache Corp.	40,894	2,350,587
Burlington Resources Inc.	57,265	2,176,070
ChevronTexaco Corp.	303,892	26,894,442
Conoco Inc.	178,407	4,959,715
Devon Energy Corp.	44,507	2,193,305
EOG Resources Inc.	33,035	1,311,490
Exxon Mobil Corp.	1,930,736	79,005,717
Kerr-McGee Corp.	28,543	1,528,478
Kinder Morgan Inc.	34,771	1,321,993
Marathon Oil Corp.	88,168	2,391,116
Nabors Industries Ltd.	41,030	1,448,359
Noble Corp.	38,277	1,477,492
Occidental Petroleum Corp.	106,740	3,201,133
Phillips Petroleum Co.	108,981	6,416,801
Rowan Companies Inc. (1)	26,736	573,487
Royal Dutch Petroleum Co. - NY Shares	604,668	33,420,000
Sunoco Inc.	21,715	773,705
Transocean Sedco Forex Inc.	90,868	2,830,538
Unocal Corp.	69,636	2,572,354

		182,421,507

Oil & Gas Services - 0.55%
Baker Hughes Inc.	96,034	3,196,972
BJ Services Co. (1)	44,594	1,510,845
Halliburton Co.	124,019	1,976,863

S&P 500 Index Master Portfolio Schedule of Investments	June 30, 2002 (unaudited)

	(continued)

	Shares	Value
Schlumberger Ltd.	164,292	$7,639,578

		14,324,258

Packaging & Containers - 0.13%
Ball Corp.	16,169	670,690
Bemis Co.	15,072	715,920
Pactiv Corp. (1)	45,020	1,071,476
Sealed Air Corp. (1)	23,893	962,171

		3,420,257

Pharmaceuticals - 7.98%
Abbott Laboratories	444,283	16,727,255
Allergan Inc.	36,795	2,456,066
AmerisourceBergen Corp.	29,858	2,269,208
Bristol-Myers Squibb Co.	551,816	14,181,671
Cardinal Health Inc.	128,586	7,896,466
Forest Laboratories Inc. “A” (1)	50,857	3,600,676
King Pharmaceuticals Inc. (1)	70,599	1,570,828
Lilly (Eli) and Co.	320,048	18,050,707
MedImmune Inc. (1)	71,195	1,879,548
Merck & Co. Inc.	644,859	32,655,660
Pfizer Inc.	1,777,773	62,222,055
Pharmacia Corp.	368,131	13,786,506
Schering-Plough Corp.	417,381	10,267,573
Watson Pharmaceuticals Inc. (1)	30,318	766,136
Wyeth	377,569	19,331,533

		207,661,888

Pipelines - 0.19%
Dynegy Inc. “A”	102,833	740,398
El Paso Corp.	164,159	3,383,317
Williams Companies Inc.	146,989	880,464

		5,004,179

Real Estate Investment Trust - 0.29%
Equity Office Properties Trust	118,665	3,571,817
Equity Residential Properties Trust	78,170	2,247,388
Simon Property Group Inc.	50,084	1,845,095

		7,664,300

Retail - 7.62%
AutoZone Inc. (1)	30,022	2,320,670
Bed Bath & Beyond Inc. (1)	83,108	3,136,496
Best Buy Co. Inc. (1)	91,261	3,312,774
Big Lots Inc.	33,009	649,617
Circuit City Stores Inc. - Circuit City Group	59,740	1,120,125
CVS Corp.	111,577	3,414,256
Darden Restaurants Inc.	49,303	1,217,784
Dillards Inc. “A”	23,974	630,276
Dollar General Corp.	94,759	1,803,264
Family Dollar Stores Inc.	49,276	1,736,979
Federated Department Stores Inc. (1)	57,257	2,273,103
Gap Inc. (The)	246,753	3,503,893
Home Depot Inc.	670,404	24,623,939
Kohls Corp. (1)	95,683	6,705,465
Limited Inc. (The)	147,715	3,146,330
Lowe’s Companies Inc.	221,136	10,039,574
May Department Stores Co. (The)	81,491	2,683,499
McDonald’s Corp.	362,113	10,302,115
Nordstrom Inc.	38,322	867,993
	(continued)

	Shares	Value
Office Depot Inc. (1)	87,781	$1,474,721
Penney (J.C.) Co. Inc. (The)	76,101	1,675,744
RadioShack Corp.	49,490	1,487,669
Sears, Roebuck and Co.	89,764	4,874,185
Staples Inc. (1)	133,099	2,622,050
Starbucks Corp. (1)	109,907	2,731,189
Target Corp.	258,141	9,835,172
Tiffany & Co.	41,477	1,459,990
TJX Companies Inc.	153,662	3,013,312
Toys R Us Inc. (1)	59,907	1,046,575
Walgreen Co.	291,347	11,254,735
Wal-Mart Stores Inc.	1,266,288	69,658,503
Wendy’s International Inc.	32,623	1,299,374
Yum! Brands Inc.	84,396	2,468,583

		198,389,954

Semiconductors - 3.24%
Advanced Micro Devices Inc. (1)	97,208	944,862
Altera Corp. (1)	109,385	1,487,636
Analog Devices Inc. (1)	103,905	3,085,979
Applied Materials Inc. (1)	466,314	8,869,292
Applied Micro Circuits Corp. (1)	85,219	403,086
Broadcom Corp. “A” (1)	76,455	1,341,021
Intel Corp.	1,903,400	34,775,118
KLA-Tencor Corp. (1)	53,839	2,368,378
Linear Technology Corp.	90,359	2,839,983
LSI Logic Corp. (1)	105,316	921,515
Maxim Integrated Products Inc. (1)	91,929	3,523,639
Micron Technology Inc. (1)	171,248	3,462,635
National Semiconductor Corp. (1)	51,022	1,488,312
Novellus Systems Inc. (1)	41,332	1,405,288
NVIDIA Corp. (1)	42,575	731,439
PMC-Sierra Inc. (1)	47,351	438,944
QLogic Corp. (1)	26,456	1,007,974
Teradyne Inc. (1)	52,064	1,223,504
Texas Instruments Inc.	493,756	11,702,017
Vitesse Semiconductor Corp. (1)	57,169	177,796
Xilinx Inc. (1)	95,516	2,142,424

		84,340,842

Software - 5.22%
Adobe Systems Inc.	68,261	1,945,439
Autodesk Inc.	32,653	432,652
Automatic Data Processing Inc.	176,545	7,688,535
BMC Software Inc. (1)	69,119	1,147,375
Citrix Systems Inc. (1)	51,813	312,951
Computer Associates International Inc.	164,693	2,616,972
Compuware Corp. (1)	106,296	645,217
First Data Corp.	217,683	8,097,808
Fiserv Inc. (1)	54,442	1,998,566
IMS Health Inc.	82,197	1,475,436
Intuit Inc. (1)	60,243	2,995,282
Mercury Interactive Corp. (1)	23,824	546,999
Microsoft Corp. (1)	1,541,698	84,330,881
Novell Inc. (1)	103,225	331,352
Oracle Corp. (1)	1,563,264	14,804,110
Parametric Technology Corp. (1)	74,246	254,664
PeopleSoft Inc. (1)	88,406	1,315,481
Rational Software Corp. (1)	55,340	454,341
Siebel Systems Inc. (1)	134,819	1,917,126

The accompanying notes are an integral part of these financial statements.

	(continued)

	Shares	Value
Yahoo! Inc. (1)	170,210	$2,512,300

		135,823,487

Telecommunication Equipment - 0.90%
ADC Telecommunications Inc. (1)	226,100	517,769
Andrew Corp. (1)	27,922	400,122
Avaya Inc. (1)	102,817	508,944
CIENA Corp. (1)	122,591	513,656
Comverse Technology Inc. (1)	53,189	492,530
JDS Uniphase Corp. (1)	387,621	1,034,948
Lucent Technologies Inc. (1)	975,487	1,619,308
Motorola Inc.	646,462	9,321,982
Nortel Networks Corp.	1,092,378	1,583,948
QUALCOMM Inc. (1)	219,115	6,023,471
Scientific-Atlanta Inc.	44,587	733,456
Tellabs Inc. (1)	116,969	725,208

		23,475,342

Telecommunications - 1.56%
AT&T Wireless Services Inc. (1)	770,421	4,506,963
Citizens Communications Co. (1)	80,226	670,689
Corning Inc.	270,506	960,296
Nextel Communications Inc. “A” (1)	231,989	744,685
Qwest Communications International Inc.	477,389	1,336,689
Sprint Corp. (PCS Group) (1)	282,553	1,263,012
Verizon Communications Inc.	775,201	31,124,320

		40,606,654

Telephone - 2.51%
Alltel Corp.	88,520	4,160,440
AT&T Corp.	1,081,406	11,571,044
BellSouth Corp.	533,628	16,809,282
CenturyTel Inc.	40,241	1,187,110
SBC Communications Inc.	950,895	29,002,297
Sprint Corp. (FON Group)	253,678	2,691,524

		65,421,697

Textiles - 0.09%
Cintas Corp.	48,356	2,390,237

		2,390,237

Tobacco - 1.08%
Philip Morris Companies Inc.	609,098	26,605,401
UST Inc.	48,085	1,634,890

		28,240,291

Toys / Games / Hobbies - 0.13%
Hasbro Inc.	49,282	668,264
Mattel Inc.	124,196	2,618,052

		3,286,316

Transportation - 0.65%
Burlington Northern Santa Fe Corp.	109,040	3,271,200
CSX Corp.	60,456	2,118,983
FedEx Corp. (1)	84,955	4,536,597
Norfolk Southern Corp.	110,483	2,583,093
Union Pacific Corp.	71,698	4,537,049

		17,046,922

Trucking & Leasing - 0.02%
Ryder System Inc.	17,627	477,515

		477,515

Total Common Stocks (Cost: $2,875,906,437)		2,587,936,349

Security	Shares or Face Amount	Value
Short Term Instruments - 2.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares	39,152,356	$39,152,356
Dreyfus Money Market Fund	1,593,085	1,593,085
General Electric Commercial Paper 1.78%, 07/09/02	$9,500,000	9,500,000
Goldman Sachs Financial Square Prime Obligation Fund	170,019	170,019
Providian Temp Cash Money Market Fund	7,165,422	7,165,422
U.S. Treasury Bill 1.68%, (2) 09/26/02 (3)	$2,500,000	2,489,970
Total Short Term Instruments (Cost: $60,070,746)		60,070,852

Total Investments In Securities - 101.69% (Cost $2,935,977,183)		2,648,007,201

Other Assets, Less Liabilities - (1.69%)		(44,023,515)

Net Assets - 100.00%		$2,603,983,686

(1)	Non-income earning securities.
(2)	Yield to Maturity.
(3)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of index futures contracts. See Note 1.

S&P 500 Index Master Portfolio Statement of Assets and Liabilities	June 30, 2002 (unaudited)

Assets

Investments in securities, at value (including securities on loan (1) (Cost: $2,935,977,183) (Note 1)	$2,648,007,201
Receivables:
Dividends and interest	3,732,669

Total Assets	2,651,739,870

Liabilities

Payables:
Due to broker — variation margin	48,660
Collateral for securities loaned (Note 4)	47,458,401
Due to bank	302
Advisory fees (Note 2)	248,821

Total Liabilities	47,756,184

Net Assets	$2,603,983,686

(1)	Securities on loan with market value of $45,040,990. See Note 4.

S&P 500 Index Master Portfolio Statement of Operations	For the Six Months Ended June 30, 2002 (unaudited)

Net Investment Income

Dividends (Net of foreign withholding tax of $113,874)	$19,886,094
Interest	780,355
Securities lending income	58,836

Total investment income	20,725,285

Expenses (Note 2)

Advisory fees	699,680

Total expenses	699,680

Net investment income	20,025,605

Realized and Unrealized Gain (Loss) on Investments

Net realized loss on sale of investments	(67,846,000)
Net realized loss on sale of futures contracts	(11,308,276)
Net change in unrealized appreciation (depreciation) of investments	(340,189,160)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,017,949)

Net loss on investments	(420,361,385)

Net decrease in net assets resulting from operations	$(400,335,780)

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2002 (Unaudited)	For the Year Ended December 31, 2001
Increase (Decrease) In Net Assets

Operations:

Net investment income	$20,025,605	$37,024,939
Net realized loss	(79,154,276)	(12,632,674)
Net change in unrealized appreciation (depreciation)	(341,207,109)	(404,143,934)

Net decrease in net assets resulting from operations	(400,335,780)	(379,751,669)

Interestholder transactions:

Contributions	567,000,337	931,988,808
Withdrawals	(354,594,821)	(988,412,872)

Net increase (decrease) in net assets resulting from interestholder transactions	212,405,516	(56,424,064)

Decrease in net assets	(187,930,264)	(436,175,733)

Net Assets:

Beginning of period	2,791,913,950	3,228,089,683

End of period	$2,603,983,686	$2,791,913,950

S&P 500 Index Master Portfolio Notes to the Financial Statements	(unaudited)

1. Significant Accounting Policies

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the “Master Portfolio”).

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees.

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

Federal Income Taxes

MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of June 30, 2002, the open futures contracts outstanding were as follows:

Master Portfolio	Number of Contracts	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

S&P 500 Index Master Portfolio	66	S&P 500	09/19/02	$16,336,650	$(748,425)

The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $2,500,000.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at June 30, 2002.

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment guidance and policy direction in connection with the management of the Master Portfolio’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

Investors Bank & Trust Company (“IBT”) serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

S&P 500 Index Master Portfolio Notes to the Financial Statements	(unaudited)

(continued)

Stephens Inc. (“Stephens”), is the sponsor and placement agent for the Master Portfolio.

MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio’s investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio’s outstanding beneficial interests.

3. Investment Portfolio Transactions

Investment transactions (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases at cost	$339,680,588
Sales proceeds	89,021,608

At June 30, 2002, the cost of investments for federal income tax purposes was $2,935,977,183. Net unrealized depreciation aggregated $287,969,982, of which $304,824,250 represented gross unrealized appreciation on securities and $592,794,232 represented gross unrealized depreciation on securities.

4. Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of June 30, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at June 30, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5. Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Six Months Ended June 30, 2002 (Unaudited)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999[1]	Year Ended February 28, 1999	Year Ended February 28, 1998	Year Ended February 28, 1997

Ratio of expenses to average net assets[2]	0.05%	.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net assets[2]	1.43%	1.31%	1.22%	1.44%	1.61%	1.89%	2.31%
Portfolio turnover rate	3%	9%	10%	7%	11%	6%	4%
Total return	(13.16)%[3]	(11.96)%	(9.19)%	19.82%[3]	19.65%	34.77%	25.97%

[1]	For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
[2]	Annualized for periods of less than one year.
[3]	Not annualized.

Atlas Funds Semi-
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